UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-04000

CALVERT VARIABLE PRODUCTS, INC.

(Exact name of registrant as specified in charter)

4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Address of Principal Executive Offices)

William M. Tartikoff, Esq.
4550 Montgomery Avenue
Suite 1000N
Bethesda, Maryland 20814
(Name and Address of Agent for Service)

Registrant's telephone number, including area code: (301) 951-4800

Date of fiscal year end: December 31

Date of reporting period: Fiscal quarter ended March 31, 2010

Item 1. Schedule of Investments.
SUMMIT BALANCED INDEX PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 58.8%	SHARES	VALUE
Aerospace & Defense - 1.7%
Boeing Co.	653	$47,414
General Dynamics Corp.	326	25,167
Goodrich Corp.	106	7,475
Honeywell International, Inc.	645	29,199
ITT Corp.	165	8,846
L-3 Communications Holdings, Inc.	99	9,071
Lockheed Martin Corp.	271	22,553
Northrop Grumman Corp.	266	17,442
Precision Castparts Corp.	127	16,092
Raytheon Co.	324	18,507
Rockwell Collins, Inc.	133	8,324
United Technologies Corp.	808	59,477
		269,567

Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	142	7,931
Expeditors International of Washington, Inc.	192	7,089
FedEx Corp.	264	24,657
United Parcel Service, Inc., Class B	857	55,199
		94,876

Airlines - 0.1%
Southwest Airlines Co.	670	8,857

Auto Components - 0.1%
Goodyear Tire & Rubber Co.*	263	3,324
Johnson Controls, Inc.	584	19,266
		22,590

Automobiles - 0.3%
Ford Motor Co.*	2,907	36,541
Harley-Davidson, Inc.	212	5,951
		42,492

Beverages - 1.5%
Brown-Forman Corp., Class B	93	5,529
Coca-Cola Co.	2,015	110,825
Coca-Cola Enterprises, Inc.	287	7,939
Constellation Brands, Inc.*	225	3,699
Dr Pepper Snapple Group, Inc.	230	8,089
Molson Coors Brewing Co., Class B	154	6,477
PepsiCo, Inc.	1,431	94,675
		237,233

Biotechnology - 0.9%
Amgen, Inc.*	855	51,095
Biogen Idec, Inc.*	228	13,078
Celgene Corp.*	389	24,102
Cephalon, Inc.*	64	4,338
Genzyme Corp.*	225	11,662
Gilead Sciences, Inc.*	791	35,975
		140,250

Building Products - 0.0%
Masco Corp.	325	5,044

Capital Markets - 1.6%
Ameriprise Financial, Inc.	216	9,798
Bank of New York Mellon Corp.	1,018	31,436
Charles Schwab Corp.	805	15,045
E*Trade Financial Corp.*	1,407	2,322
Federated Investors, Inc., Class B	103	2,717
Franklin Resources, Inc.	126	13,973
Goldman Sachs Group, Inc.	454	77,466
Invesco Ltd.	408	8,939
Janus Capital Group, Inc.	163	2,329
Legg Mason, Inc.	153	4,386
Morgan Stanley	1,207	35,353
Northern Trust Corp.	218	12,047
State Street Corp.	418	18,869
T. Rowe Price Group, Inc.	232	12,744
		247,424

Chemicals - 1.1%
Air Products & Chemicals, Inc.	190	14,050
Airgas, Inc.	85	5,408
CF Industries Holdings, Inc.	48	4,377
Dow Chemical Co.	1,007	29,777
Eastman Chemical Co.	78	4,967
Ecolab, Inc.	214	9,405
EI Du Pont de Nemours & Co.	764	28,451
FMC Corp.	75	4,540
International Flavors & Fragrances, Inc.	67	3,194
Monsanto Co.	461	32,925
PPG Industries, Inc.	149	9,745
Praxair, Inc.	260	21,580
Sigma-Aldrich Corp.	120	6,439
		174,858

Commercial Banks - 1.8%
BB&T Corp.	581	18,819
Comerica, Inc.	161	6,124
Fifth Third Bancorp	672	9,132
First Horizon National Corp.*	204	2,865
Huntington Bancshares, Inc.	638	3,426
KeyCorp	798	6,184
M&T Bank Corp.	75	5,954
Marshall & Ilsley Corp.	470	3,784
PNC Financial Services Group, Inc.	437	26,089
Regions Financial Corp.	1,004	7,881
SunTrust Banks, Inc.	427	11,439
US Bancorp	1,666	43,116
Wells Fargo & Co.	4,522	140,725
Zions Bancorporation	115	2,509
		288,047

Commercial Services & Supplies - 0.3%
Avery Dennison Corp.	102	3,714
Cintas Corp.	144	4,045
Iron Mountain, Inc.	163	4,466
Pitney Bowes, Inc.	203	4,963
Republic Services, Inc.	291	8,445
RR Donnelley & Sons Co.	202	4,313
Stericycle, Inc.*	77	4,196
Waste Management, Inc.	414	14,254
		48,396

Communications Equipment - 1.5%
Cisco Systems, Inc.*	5,007	130,332
Harris Corp.	129	6,126
JDS Uniphase Corp.*	189	2,368
Juniper Networks, Inc.*	474	14,542
Motorola, Inc.*	2,073	14,553
QUALCOMM, Inc.	1,451	60,928
Tellabs, Inc.	389	2,945
		231,794
Computers & Peripherals - 3.4%
Apple, Inc.*	793	186,299
Dell, Inc.*	1,454	21,825
EMC Corp.*	1,794	32,364
Hewlett-Packard Co.	2,057	109,330
International Business Machines Corp.	1,133	145,307
Lexmark International, Inc.*	66	2,381
NetApp, Inc.*	287	9,345
QLogic Corp.*	139	2,822
SanDisk Corp.*	205	7,099
Teradata Corp.*	144	4,160
Western Digital Corp.*	203	7,915
		528,847

Construction & Engineering - 0.1%
Fluor Corp.	152	7,070
Jacobs Engineering Group, Inc.*	122	5,513
Quanta Services, Inc.*	220	4,215
		16,798

Construction Materials - 0.0%
Vulcan Materials Co.	113	5,338

Consumer Finance - 0.5%
American Express Co.	1,033	42,622
Capital One Financial Corp.	381	15,777
Discover Financial Services	508	7,569
SLM Corp.*	473	5,922
		71,890

Containers & Packaging - 0.1%
Ball Corp.	93	4,964
Bemis Co., Inc.	122	3,504
Owens-Illinois, Inc.*	153	5,438
Pactiv Corp.*	139	3,500
Sealed Air Corp.	156	3,288
		20,694

Distributors - 0.0%
Genuine Parts Co.	157	6,632

Diversified Consumer Services - 0.1%
Apollo Group, Inc.*	111	6,803
DeVry, Inc.	53	3,456
H&R Block, Inc.	329	5,856
		16,115

Diversified Financial Services - 2.7%
Bank of America Corp.	8,769	156,527
Citigroup, Inc.*	16,960	68,688
CME Group, Inc.	60	18,966
IntercontinentalExchange, Inc.*	62	6,955
JPMorgan Chase & Co.	3,469	155,238
Leucadia National Corp.*	195	4,838
Moody's Corp.	193	5,742
NYSE Euronext	235	6,958
The NASDAQ OMX Group, Inc.*	147	3,105
		427,017

Diversified Telecommunication Services - 1.5%
AT&T, Inc.	5,154	133,179
CenturyTel, Inc.	252	8,936
Frontier Communications Corp.	306	2,277
Qwest Communications International, Inc.	1,255	6,551
Verizon Communications, Inc.	2,488	77,178
Windstream Corp.	428	4,661
		232,782

Electric Utilities - 1.1%
Allegheny Energy, Inc.	167	3,841
American Electric Power Co., Inc.	431	14,732
Duke Energy Corp.	1,102	17,985
Edison International	295	10,080
Entergy Corp.	160	13,016
Exelon Corp.	557	24,402
FirstEnergy Corp.	276	10,789
FPL Group, Inc.	350	16,916
Northeast Utilities	172	4,754
Pepco Holdings, Inc.	200	3,430
Pinnacle West Capital Corp.	92	3,471
PPL Corp.	340	9,421
Progress Energy, Inc.	253	9,958
Southern Co.	708	23,477
		166,272

Electrical Equipment - 0.3%
Emerson Electric Co.	661	33,275
First Solar, Inc.*	50	6,132
Rockwell Automation, Inc.	121	6,820
Roper Industries, Inc.	85	4,916
		51,143

Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc.*	292	10,042
Amphenol Corp.	145	6,118
Corning, Inc.	1,314	26,556
FLIR Systems, Inc.*	149	4,202
Jabil Circuit, Inc.	208	3,367
Molex, Inc.	134	2,795
		53,080

Energy Equipment & Services - 1.1%
Baker Hughes, Inc.	280	13,115
BJ Services Co.	287	6,142
Cameron International Corp.*	224	9,601
Diamond Offshore Drilling, Inc.	63	5,595
FMC Technologies, Inc.*	111	7,174
Halliburton Co.	762	22,959
Helmerich & Payne, Inc.	100	3,808
Nabors Industries Ltd.*	257	5,045
National Oilwell Varco, Inc.	354	14,366
Rowan Co.'s, Inc.*	129	3,755
Schlumberger Ltd.	1,033	65,554
Smith International, Inc.	226	9,677
		166,791

Food & Staples Retailing - 1.6%
Costco Wholesale Corp.	369	22,033
CVS Caremark Corp.	1,192	43,579
Kroger Co.	589	12,758
Safeway, Inc.	344	8,552
SUPERVALU, Inc.	225	3,753
Sysco Corp.	534	15,753
Walgreen Co.	836	31,007
Wal-Mart Stores, Inc.	1,867	103,805
Whole Foods Market, Inc.*	158	5,712
		246,952

Food Products - 1.1%
Archer-Daniels-Midland Co.	543	15,693
Campbell Soup Co.	189	6,681
ConAgra Foods, Inc.	375	9,401
Dean Foods Co.*	185	2,903
General Mills, Inc.	276	19,538
H.J. Heinz Co.	285	12,999
Hershey Co.	150	6,421
Hormel Foods Corp.	59	2,479
J.M. Smucker Co.	117	7,050
Kellogg Co.	232	12,396
Kraft Foods, Inc.	1,516	45,844
McCormick & Co., Inc.	129	4,948
Mead Johnson Nutrition Co.	186	9,678
Sara Lee Corp.	629	8,762
Tyson Foods, Inc.	315	6,032
		170,825

Gas Utilities - 0.1%
EQT Corp.	129	5,289
Nicor, Inc.	48	2,012
Oneok, Inc.	100	4,565
Questar Corp.	171	7,387
		19,253

Health Care Equipment & Supplies - 1.1%
Baxter International, Inc.	510	29,682
Becton Dickinson & Co.	201	15,825
Boston Scientific Corp.*	1,361	9,826
C.R. Bard, Inc.	89	7,709
CareFusion Corp.*	185	4,890
DENTSPLY International, Inc.	146	5,088
Hospira, Inc.*	146	8,271
Intuitive Surgical, Inc.*	35	12,185
Medtronic, Inc.	965	43,454
St. Jude Medical, Inc.*	283	11,617
Stryker Corp.	245	14,019
Varian Medical Systems, Inc.*	113	6,252
Zimmer Holdings, Inc.*	194	11,485
		180,303

Health Care Providers & Services - 1.3%
Aetna, Inc.	395	13,868
AmerisourceBergen Corp.	244	7,056
Cardinal Health, Inc.	325	11,710
CIGNA Corp.	231	8,450
Coventry Health Care, Inc.*	165	4,079
DaVita, Inc.*	102	6,467
Express Scripts, Inc.*	233	23,710
Humana, Inc.*	144	6,735
Laboratory Corp. of America Holdings*	90	6,814
McKesson Corp.	241	15,839
Medco Health Solutions, Inc.*	403	26,018
Patterson Co.'s, Inc.	92	2,857
Quest Diagnostics, Inc.	132	7,694
Tenet Healthcare Corp.*	425	2,431
UnitedHealth Group, Inc.*	982	32,082
WellPoint, Inc.*	388	24,979
		200,789

Hotels, Restaurants & Leisure - 0.9%
Carnival Corp.	396	15,397
Darden Restaurants, Inc.	137	6,102
International Game Technology	291	5,369
Marriott International, Inc.	247	7,785
McDonald's Corp.	929	61,983
Starbucks Corp.*	666	16,164
Starwood Hotels & Resorts Worldwide, Inc.	158	7,369
Wyndham Worldwide Corp.	189	4,863
Wynn Resorts Ltd.	68	5,156
Yum! Brands, Inc.	422	16,175
		146,363

Household Durables - 0.3%
D.R. Horton, Inc.	271	3,415
Fortune Brands, Inc.	136	6,597
Harman International Industries, Inc.*	77	3,602
Leggett & Platt, Inc.	162	3,506
Lennar Corp.	162	2,788
Newell Rubbermaid, Inc.	297	4,514
Pulte Homes, Inc.*	310	3,487
Stanley Black & Decker, Inc.	133	7,636
Whirlpool Corp.	63	5,497
		41,042
Household Products - 1.4%
Clorox Co.	119	7,633
Colgate-Palmolive Co.	420	35,809
Kimberly-Clark Corp.	351	22,071
Procter & Gamble Co.	2,532	160,199
		225,712

Independent Power Producers & Energy Traders - 0.1%
AES Corp.*	603	6,633
Constellation Energy Group, Inc.	197	6,917
NRG Energy, Inc.*	230	4,807
		18,357

Industrial Conglomerates - 1.4%
3M Co.	614	51,312
General Electric Co.	9,369	170,516
Textron, Inc.	265	5,626
		227,454

Insurance - 2.3%
Aflac, Inc.	396	21,499
Allstate Corp.	485	15,670
American International Group, Inc.*	132	4,507
AON Corp.	248	10,592
Assurant, Inc.	116	3,988
Berkshire Hathaway, Inc., Class B*	1,448	117,679
Chubb Corp.	289	14,985
Cincinnati Financial Corp.	160	4,624
Genworth Financial, Inc.*	413	7,574
Hartford Financial Services Group, Inc.	387	10,999
Lincoln National Corp.	262	8,043
Loews Corp.	329	12,265
Marsh & McLennan Co.'s, Inc.	473	11,551
MetLife, Inc.	692	29,991
Principal Financial Group, Inc.	278	8,120
Progressive Corp.	613	11,702
Prudential Financial, Inc.	392	23,716
Torchmark Corp.	82	4,388
Travelers Co.'s, Inc.	443	23,896
Unum Group	300	7,431
XL Capital Ltd.	336	6,350
		359,570

Internet & Catalog Retail - 0.3%
Amazon.com, Inc.*	295	40,040
Expedia, Inc.	207	5,167
priceline.com, Inc.*	40	10,200
		55,407

Internet Software & Services - 1.1%
Akamai Technologies, Inc.*	156	4,900
eBay, Inc.*	951	25,629
Google, Inc.*	213	120,773
Monster Worldwide, Inc.*	152	2,525
VeriSign, Inc.*	189	4,916
Yahoo!, Inc.*	1,006	16,629
		175,372

IT Services - 0.9%
Automatic Data Processing, Inc.	427	18,989
Cognizant Technology Solutions Corp.*	265	13,510
Computer Sciences Corp.*	129	7,029
Fidelity National Information Services, Inc.	308	7,219
Fiserv, Inc.*	130	6,599
MasterCard, Inc.	82	20,828
Paychex, Inc.	272	8,350
SAIC, Inc.*	278	4,921
Total System Services, Inc.	178	2,787
Visa, Inc.	379	34,500
Western Union Co.	634	10,753
		135,485

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.*	338	1,957
Hasbro, Inc.	124	4,747
Mattel, Inc.	325	7,390
		14,094

Life Sciences - Tools & Services - 0.3%
Life Technologies Corp.*	151	7,906
Millipore Corp.*	47	4,963
PerkinElmer, Inc.	126	3,011
Thermo Fisher Scientific, Inc.*	345	17,747
Waters Corp.*	94	6,349
		39,976

Machinery - 1.0%
Caterpillar, Inc.	547	34,379
Cummins, Inc.	183	11,337
Danaher Corp.	220	17,580
Deere & Co.	358	21,287
Dover Corp.	158	7,386
Eaton Corp.	150	11,365
Flowserve Corp.	51	5,624
Illinois Tool Works, Inc.	326	15,439
PACCAR, Inc.	328	14,216
Pall Corp.	122	4,940
Parker Hannifin Corp.	136	8,805
Snap-on, Inc.	62	2,687
		155,045

Media - 1.8%
CBS Corp., Class B	573	7,988
Comcast Corp.	2,485	46,768
DIRECTV*	809	27,352
Discovery Communications, Inc.*	260	8,785
Gannett Co., Inc.	212	3,502
Interpublic Group of Co.'s, Inc.*	411	3,420
McGraw-Hill Co.'s, Inc.	266	9,483
Meredith Corp.	41	1,411
New York Times Co.*	111	1,235
News Corp.	1,904	27,437
Omnicom Group, Inc.	281	10,906
Scripps Networks Interactive, Inc.	96	4,258
Time Warner Cable, Inc.	298	15,886
Time Warner, Inc.	987	30,863
Viacom, Inc., Class B*	513	17,637
Walt Disney Co.	1,674	58,439
Washington Post Co., Class B	6	2,665
		278,035

Metals & Mining - 0.6%
AK Steel Holding Corp.	120	2,743
Alcoa, Inc.	880	12,531
Allegheny Technologies, Inc.	83	4,481
Cliffs Natural Resources, Inc.	119	8,443
Freeport-McMoRan Copper & Gold, Inc.	364	30,409
Newmont Mining Corp.	415	21,136
Nucor Corp.	285	12,933
Titanium Metals Corp.*	100	1,659
United States Steel Corp.	126	8,004
		102,339

Multiline Retail - 0.5%
Big Lots, Inc.*	83	3,023
Family Dollar Stores, Inc.	137	5,016
J.C. Penney Co., Inc.	232	7,463
Kohl's Corp.*	276	15,119
Macy's, Inc.	356	7,750
Nordstrom, Inc.	162	6,618
Sears Holdings Corp.*	49	5,313
Target Corp.	656	34,506
		84,808

Multi-Utilities - 0.8%
Ameren Corp.	240	6,259
Centerpoint Energy, Inc.	399	5,730
CMS Energy Corp.	194	2,999
Consolidated Edison, Inc.	249	11,090
Dominion Resources, Inc.	505	20,761
DTE Energy Co.	162	7,225
Integrys Energy Group, Inc.	82	3,885
NiSource, Inc.	270	4,266
PG&E Corp.	335	14,211
Public Service Enterprise Group, Inc.	457	13,491
SCANA Corp.	109	4,097
Sempra Energy	222	11,078
TECO Energy, Inc.	244	3,877
Wisconsin Energy Corp.	115	5,682
Xcel Energy, Inc.	386	8,183
		122,834

Office Electronics - 0.1%
Xerox Corp.	1,143	11,142

Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	416	30,297
Apache Corp.	284	28,826
Cabot Oil & Gas Corp.	102	3,754
Chesapeake Energy Corp.	579	13,688
Chevron Corp.	1,748	132,551
ConocoPhillips	1,283	65,651
Consol Energy, Inc.	194	8,276
Denbury Resources, Inc.*	353	5,955
Devon Energy Corp.	376	24,226
El Paso Corp.	634	6,873
EOG Resources, Inc.	214	19,889
Exxon Mobil Corp.	4,135	276,962
Hess Corp.	246	15,387
Marathon Oil Corp.	598	18,921
Massey Energy Co.	87	4,549
Murphy Oil Corp.	173	9,721
Noble Energy, Inc.	157	11,461
Occidental Petroleum Corp.	701	59,263
Peabody Energy Corp.	242	11,059
Pioneer Natural Resources Co.	98	5,519
Range Resources Corp.	142	6,656
Southwestern Energy Co.*	311	12,664
Spectra Energy Corp.	584	13,157
Sunoco, Inc.	125	3,714
Tesoro Corp.	160	2,224
Valero Energy Corp.	509	10,027
Williams Co.'s, Inc.	527	12,174
XTO Energy, Inc.	491	23,165
		836,609

Paper & Forest Products - 0.1%
International Paper Co.	366	9,007
MeadWestvaco Corp.	168	4,292
Weyerhaeuser Co.	191	8,647
		21,946

Personal Products - 0.1%
Avon Products, Inc.	386	13,074
Estee Lauder Co.'s, Inc.	100	6,487
		19,561

Pharmaceuticals - 3.6%
Abbott Laboratories, Inc.	1,340	70,591
Allergan, Inc.	260	16,983
Bristol-Myers Squibb Co.	1,496	39,943
Eli Lilly & Co.	889	32,200
Forest Laboratories, Inc.*	273	8,562
Johnson & Johnson	2,400	156,480
King Pharmaceuticals, Inc.*	225	2,646
Merck & Co., Inc.	2,729	101,928
Mylan, Inc.*	300	6,813
Pfizer, Inc.	7,061	121,096
Watson Pharmaceuticals, Inc.*	96	4,010
		561,252

Professional Services - 0.1%
Dun & Bradstreet Corp.	52	3,870
Equifax, Inc.	131	4,690
Robert Half International, Inc.	149	4,534
		13,094

Real Estate Investment Trusts - 0.7%
Apartment Investment & Management Co.	114	2,099
AvalonBay Communities, Inc.	73	6,303
Boston Properties, Inc.	126	9,505
Equity Residential	248	9,709
HCP, Inc.	265	8,745
Health Care REIT, Inc.	109	4,930
Host Hotels & Resorts, Inc.	618	9,054
Kimco Realty Corp.	364	5,693
Plum Creek Timber Co., Inc.	160	6,226
ProLogis	400	5,280
Public Storage	115	10,579
Simon Property Group, Inc.	241	20,220
Ventas, Inc.	154	7,312
Vornado Realty Trust	133	10,068
		115,723

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	250	3,963

Road & Rail - 0.4%
CSX Corp.	332	16,899
Norfolk Southern Corp.	311	17,382
Ryder System, Inc.	71	2,752
Union Pacific Corp.	427	31,299
		68,332

Semiconductors & Semiconductor Equipment - 1.5%
Advanced Micro Devices, Inc.*	511	4,737
Altera Corp.	289	7,026
Analog Devices, Inc.	264	7,608
Applied Materials, Inc.	1,205	16,243
Broadcom Corp.	390	12,940
Intel Corp.	4,828	107,471
KLA-Tencor Corp.	168	5,195
Linear Technology Corp.	218	6,165
LSI Corp.*	645	3,947
MEMC Electronic Materials, Inc.*	244	3,741
Microchip Technology, Inc.	166	4,675
Micron Technology, Inc.*	765	7,948
National Semiconductor Corp.	250	3,613
Novellus Systems, Inc.*	101	2,525
NVIDIA Corp.*	495	8,603
Teradyne, Inc.*	158	1,765
Texas Instruments, Inc.	1,059	25,914
Xilinx, Inc.	271	6,910
		237,026

Software - 2.4%
Adobe Systems, Inc.*	443	15,669
Autodesk, Inc.*	208	6,119
BMC Software, Inc.*	155	5,890
CA, Inc.	360	8,449
Citrix Systems, Inc.*	155	7,358
Compuware Corp.*	233	1,957
Electronic Arts, Inc.*	275	5,132
Intuit, Inc.*	268	9,203
McAfee, Inc.*	142	5,698
Microsoft Corp.	6,696	195,992
Novell, Inc.*	404	2,420
Oracle Corp.	3,424	87,963
Red Hat, Inc.*	185	5,415
Salesforce.com, Inc.*	93	6,924
Symantec Corp.*	736	12,453
		376,642

Specialty Retail - 1.2%
Abercrombie & Fitch Co.	92	4,199
AutoNation, Inc.*	129	2,332
AutoZone, Inc.*	26	4,500
Bed Bath & Beyond, Inc.*	237	10,371
Best Buy Co., Inc.	309	13,145
GameStop Corp.*	149	3,265
Gap, Inc.	435	10,053
Home Depot, Inc.	1,468	47,490
Limited Brands, Inc.	262	6,450
Lowe's Co.'s, Inc.	1,244	30,154
Office Depot, Inc.*	321	2,562
O'Reilly Automotive, Inc.*	134	5,589
RadioShack Corp.	123	2,783
Ross Stores, Inc.	114	6,095
Sherwin-Williams Co.	79	5,347
Staples, Inc.	653	15,274
Tiffany & Co.	122	5,794
TJX Co.'s, Inc.	355	15,095
Urban Outfitters, Inc.*	120	4,564
		195,062

Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	288	11,382
Nike, Inc., Class B	330	24,255
Polo Ralph Lauren Corp.	49	4,167
VF Corp.	75	6,011
		45,815

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	463	6,556
People's United Financial, Inc.	358	5,599
		12,155

Tobacco - 0.9%
Altria Group, Inc.	1,820	37,346
Lorillard, Inc.	136	10,233
Philip Morris International, Inc.	1,639	85,490
Reynolds American, Inc.	153	8,259
		141,328

Trading Companies & Distributors - 0.1%
Fastenal Co.	130	6,239
W.W. Grainger, Inc.	54	5,838
		12,077

Wireless Telecommunication Services - 0.2%
American Tower Corp.*	357	15,212
MetroPCS Communications, Inc.*	300	2,124
Sprint Nextel Corp.*	2,597	9,868
		27,204

Total Equity Securities (Cost $7,934,253)		9,273,773

EXCHANGE TRADED FUNDS - 3.9%
iShares Barclays Aggregate Bond Fund	5,900	614,780

Total Exchange Traded Funds (Cost $613,946)		614,780

COMMERCIAL MORTGAGE-BACKED SECURITIES - 1.9%	PRINCIPAL AMOUNT
Wachovia Bank Commercial Mortgage Trust, 4.964%, 11/15/35 (r)	$285,000	297,324

Total Commercial Mortgage-Backed Securities (Cost $204,097)		297,324

CORPORATE BONDS - 6.5%
Apache Corp., 5.625%, 1/15/17	100,000	109,850
CBS Corp., 5.75%, 4/15/20	200,000	200,973
Goldman Sachs Group, Inc., 5.35%, 1/15/16	100,000	105,342
Hospira, Inc., 6.40%, 5/15/15	100,000	111,697
Shell International Finance BV, 4.00%, 3/21/14	100,000	105,193
Time Warner, Inc., 4.875%, 3/15/20	100,000	97,457
US Bank NA, 4.95%, 10/30/14	100,000	107,051
Wells Fargo & Co., 4.375%, 1/31/13	125,000	131,598
XTO Energy, Inc., 4.625%, 6/15/13	50,000	53,609

Total Corporate Bonds (Cost $972,577)		1,022,770

TIME DEPOSIT - 1.3%
State Street Corp. Time Deposit, 0.01%, 4/1/10	204,768	204,768

Total Time Deposit (Cost $204,768)		204,768

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 4.2%
Federal Home Loan Bank, 3.625%, 10/18/13	320,000	337,252
Freddie Mac, 5.50%, 7/18/16	300,000	336,598

Total U.S. Government Agencies And Instrumentalities (Cost $667,892)		673,850

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 12.0%
Fannie Mae:
7.00%, 7/1/29	55,246	61,378
6.50%, 8/1/32	48,439	53,172
5.50%, 7/1/33	168,191	178,495
6.00%, 8/1/33	96,247	104,444
5.50%, 11/1/33	269,688	286,211
7.50%, 11/1/36	117,970	129,928
Freddie Mac:
5.00%, 5/1/18	299,866	320,287
4.50%, 9/1/18	72,166	75,966
6.00%, 8/1/36	311,452	335,010
Ginnie Mae, 5.50%, 7/20/34	327,844	348,816

Total U.S. Government Agency Mortgage-Backed Securities (Cost $1,797,408)		1,893,707

U.S. TREASURY - 11.0%
United States Treasury Bills, 7/8/10 ^	50,000	49,983
United States Treasury Bonds, 5.25%, 11/15/28	200,000	217,781
United States Treasury Notes:
1.50%, 12/31/13	125,000	122,676
2.375%, 8/31/14	250,000	250,547
2.25%, 1/31/15	140,000	138,491
5.125%, 5/15/16	250,000	280,625
3.00%, 9/30/16	200,000	198,156
3.625%, 8/15/19	160,000	158,075
3.375%, 11/15/19	335,000	323,275

Total U.S. Treasury (Cost $1,705,573)		1,739,609

TOTAL INVESTMENTS (Cost $14,100,514) - 99.6%		15,720,581
Other assets and liabilities, net - 0.4%		57,992
NET ASSETS - 100%		$15,778,573
		============
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 500 Index^	4	6/10	$233,040	$2,816
Total Purchased				$2,816
				============

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
^ Futures collateralized by 50,000 units of U.S. Treasury Bills.
* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT BARCLAYS CAPITAL AGGREGATE BOND INDEX PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
ASSET-BACKED SECURITIES - 0.2%	PRINCIPAL AMOUNT	VALUE
Residential Asset Securities Corp., STEP, 4.61% to 3/25/13, 5.11% thereafter to 5/25/33 (r)	$93,965	$56,478

Total Asset-Backed Securities (Cost $92,927)		56,478

COMMERCIAL MORTGAGE-BACKED SECURITIES - 4.3%
Banc of America Commercial Mortgage, Inc.:
6.186%, 6/11/35	500,000	521,990
5.689%, 4/10/49 (r)	550,000	527,886
Bear Stearns Commercial Mortgage Securities:
4.24%, 8/13/39 (r)	247,894	255,112
4.254%, 7/11/42	281,170	281,823
JP Morgan Chase Commercial Mortgage Securities Corp., 5.464%, 10/12/35	5,901	5,911

Total Commercial Mortgage-Backed Securities (Cost $1,527,302)		1,592,722

CORPORATE BONDS - 22.6%
Alcoa, Inc., 5.72%, 2/23/19	149,000	144,852
Apache Corp., 5.625%, 1/15/17	100,000	109,850
AstraZeneca plc, 6.45%, 9/15/37	350,000	389,483
Bank of America Corp., 7.375%, 5/15/14	100,000	112,364
BlackRock, Inc., 3.50%, 12/10/14	100,000	101,127
BP Capital Markets plc, 3.625%, 5/8/14	200,000	207,366
CA, Inc., 5.375%, 12/1/19	100,000	101,038
Camden Property Trust, 5.875%, 11/30/12	100,000	105,820
Citigroup, Inc.:
6.50%, 8/19/13	125,000	134,752
6.125%, 5/15/18	200,000	204,358
Coca-Cola Co., 5.35%, 11/15/17	100,000	109,219
Colonial Pipeline Co., 6.58%, 8/28/32 (e)	100,000	105,598
Connecticut Light & Power Co., 5.65%, 5/1/18	200,000	212,865
Deere & Co., 6.55%, 10/1/28	250,000	277,129
Deutsche Bank AG, 4.875%, 5/20/13	150,000	160,744
DIRECTV Holdings LLC, 5.20%, 3/15/20 (e)	300,000	298,026
Emerson Electric Co., 4.75%, 10/15/15	200,000	215,838
Enbridge Energy Partners LP, 5.20%, 3/15/20	200,000	200,211
Goldman Sachs Group, Inc.:
5.35%, 1/15/16	200,000	210,685
5.375%, 3/15/20	200,000	198,163
GTE Corp., 6.94%, 4/15/28	80,000	83,998
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (e)	100,000	99,742
Honeywell International, Inc., 4.25%, 3/1/13	100,000	105,842
Hospira, Inc., 6.40%, 5/15/15	250,000	279,241
JPMorgan Chase & Co., 4.75%, 5/1/13	250,000	266,471
L-3 Communications Corp., 5.20%, 10/15/19 (e)	200,000	199,750
Lockheed Martin Corp., 7.20%, 5/1/36	150,000	176,456
McDonald's Corp., 4.30%, 3/1/13	100,000	106,532
MDC Holdings, Inc., 5.625%, 2/1/20	200,000	191,814
Metropolitan Life Global Funding I, 5.125%, 4/10/13 (e)	100,000	106,982
Northern Trust Corp., 5.50%, 8/15/13	100,000	110,345
Oracle Corp., 5.75%, 4/15/18	250,000	274,285
Pitney Bowes, Inc., 5.75%, 9/15/17	180,000	193,796
Progressive Corp., 6.375%, 1/15/12	165,000	178,373
Shell International Finance BV, 4.00%, 3/21/14	300,000	315,579
Suncor Energy, Inc., 6.50%, 6/15/38	250,000	260,691
TCI Communications, Inc., 8.75%, 8/1/15	100,000	121,014
Time Warner Cable, Inc., 5.00%, 2/1/20	100,000	98,192
Time Warner, Inc., 4.875%, 3/15/20	100,000	97,457
United Parcel Service, Inc., 6.20%, 1/15/38	250,000	272,102
US Bank NA, 4.95%, 10/30/14	100,000	107,051
Valero Energy Corp., 6.125%, 2/1/20	200,000	199,105
Verizon Communications, Inc., 4.35%, 2/15/13	100,000	106,088
Walgreen Co., 4.875%, 8/1/13	100,000	108,243
Wal-Mart Stores, Inc., 6.50%, 8/15/37	250,000	275,860
Wells Fargo & Co., 4.375%, 1/31/13	125,000	131,598
Williams Partners LP, 3.80%, 2/15/15 (e)	100,000	99,830
XTO Energy, Inc., 4.625%, 6/15/13	200,000	214,436

Total Corporate Bonds (Cost $8,040,556)		8,380,361

SOVEREIGN GOVERNMENT BONDS - 0.3%
Province of New Brunswick Canada, 6.75%, 8/15/13	100,000	113,677

Total Sovereign Government Bonds (Cost $106,816)		113,677

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 9.7%
Fannie Mae:
5.05%, 2/7/11	1,300,000	1,349,191
6.125%, 3/15/12	250,000	274,115
4.625%, 10/15/14	100,000	108,659
Federal Farm Credit Bank, 4.25%, 2/1/12	750,000	793,070
Freddie Mac:
5.00%, 2/16/17	200,000	217,607
4.875%, 6/13/18	100,000	106,742
3.75%, 3/27/19	750,000	731,235

Total U.S. Government Agencies And Instrumentalities (Cost $3,456,736)		3,580,619

U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES - 34.9%
Fannie Mae:
5.00%, 12/1/16	589,523	626,905
5.00%, 11/1/17	91,508	97,711
5.50%, 8/1/18	315,661	340,954
5.00%, 6/1/20	245,091	260,785
6.50%, 4/1/23	61,330	66,564
6.50%, 8/1/32	263,721	289,494
5.50%, 7/1/33	609,583	646,929
5.50%, 7/1/33	441,529	468,579
6.00%, 8/1/33	78,747	85,455
5.50%, 11/1/33	471,955	500,869
5.50%, 3/1/34	815,243	863,405
6.00%, 6/1/34	432,438	470,621
5.00%, 10/1/34	654,458	678,031
5.50%, 3/1/35	1,865,805	1,975,654
5.50%, 6/1/35	939,144	992,865
5.50%, 2/1/36	403,354	426,427
5.50%, 11/1/36	597,472	631,154
7.50%, 11/1/36	347,025	382,200
Freddie Mac:
4.50%, 9/1/18	288,663	303,865
5.00%, 11/1/20	436,751	465,128
5.00%, 2/1/33	748,332	777,858
5.00%, 4/1/35	498,589	516,235
6.00%, 8/1/36	467,178	502,515
Ginnie Mae, 5.50%, 7/20/34	531,686	565,698

Total U.S. Government Agency Mortgage-Backed Securities (Cost $12,335,542)		12,935,901

U.S. TREASURY - 27.3%
United States Treasury Bonds:
6.25%, 8/15/23	600,000	721,125
5.50%, 8/15/28	500,000	560,156
4.50%, 2/15/36	100,000	97,688
United States Treasury Notes:
1.375%, 5/15/12	300,000	301,875
2.75%, 2/28/13	300,000	310,453
3.50%, 5/31/13	300,000	317,062
3.125%, 8/31/13	500,000	521,797
3.125%, 9/30/13	200,000	208,563
2.75%, 10/31/13	200,000	205,844
4.25%, 11/15/13	200,000	216,687
2.00%, 11/30/13	200,000	200,375
1.875%, 2/28/14	410,000	406,605
1.875%, 4/30/14	300,000	296,391
2.25%, 5/31/14	200,000	200,281
2.625%, 7/31/14	250,000	253,437
2.375%, 8/31/14	250,000	250,547
4.00%, 2/15/15	400,000	428,250
4.50%, 11/15/15	500,000	546,328
2.375%, 3/31/16	400,000	386,937
4.875%, 8/15/16	330,000	365,681
4.625%, 2/15/17	400,000	435,875
3.00%, 2/28/17	400,000	393,688
3.875%, 5/15/18	500,000	512,656
3.75%, 11/15/18	650,000	654,977
3.125%, 5/15/19	600,000	571,500
3.375%, 11/15/19	250,000	241,250
3.625%, 2/15/20	500,000	491,406

Total U.S. Treasury (Cost $10,028,099)		10,097,434

TOTAL INVESTMENTS (Cost $35,587,978) - 99.3%		36,757,192
Other assets and liabilities, net - 0.7%		274,574
NET ASSETS - 100%		$37,031,766
		============

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
Abbreviations:
LLC: Limited Liability Corporation LP: Limited Partnership STEP: Stepped coupon bond for which the coupon rate of interest will adjust on specified future date(s)

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT NASDAQ-100 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 96.9%	SHARES	VALUE
Air Freight & Logistics - 0.9%
C.H. Robinson Worldwide, Inc.	2,355	$131,527
Expeditors International of Washington, Inc.	2,955	109,098
		240,625

Biotechnology - 7.8%
Amgen, Inc.*	6,701	400,452
Biogen Idec, Inc.*	4,166	238,962
Celgene Corp.*	6,473	401,067
Cephalon, Inc.*	1,033	70,017
Genzyme Corp.*	4,726	244,948
Gilead Sciences, Inc.*	12,586	572,411
Vertex Pharmaceuticals, Inc.*	2,955	120,771
		2,048,628

Chemicals - 0.3%
Sigma-Aldrich Corp.	1,661	89,129

Commercial Services & Supplies - 0.5%
Cintas Corp.	2,605	73,174
Stericycle, Inc.*	1,260	68,670
		141,844

Communications Equipment - 9.7%
Cisco Systems, Inc.*	29,027	755,573
QUALCOMM, Inc.	28,749	1,207,170
Research In Motion Ltd.*	7,907	584,723
		2,547,466

Computers & Peripherals - 18.3%
Apple, Inc.*	17,932	4,212,765
Dell, Inc.*	10,220	153,402
Logitech International SA*	2,436	39,804
NetApp, Inc.*	4,996	162,670
SanDisk Corp.*	3,296	114,140
Seagate Technology LLC*	7,057	128,861
		4,811,642

Construction & Engineering - 0.2%
Foster Wheeler AG*	1,886	51,186

Diversified Consumer Services - 0.5%
Apollo Group, Inc.*	2,224	136,309

Electrical Equipment - 0.5%
First Solar, Inc.*	1,059	129,886

Electronic Equipment & Instruments - 0.6%
Flextronics International Ltd.*	12,539	98,306
FLIR Systems, Inc.*	2,257	63,647
		161,953

Food & Staples Retailing - 0.7%
Costco Wholesale Corp.	3,262	194,774

Health Care Equipment & Supplies - 1.3%
DENTSPLY International, Inc.	2,004	69,839
Hologic, Inc.*	3,848	71,342
Intuitive Surgical, Inc.*	552	192,168
		333,349

Health Care Providers & Services - 1.8%
Express Scripts, Inc.*	3,483	354,430
Henry Schein, Inc.*	1,282	75,510
Patterson Co.'s, Inc.	1,671	51,884
		481,824

Health Care Technology - 0.4%
Cerner Corp.*	1,157	98,414

Hotels, Restaurants & Leisure - 1.9%
Starbucks Corp.*	14,668	355,992
Wynn Resorts Ltd.	1,907	144,608
		500,600

Household Durables - 0.4%
Garmin Ltd.	2,643	101,703

Internet & Catalog Retail - 3.6%
Amazon.com, Inc.*	4,184	567,894
Expedia, Inc.	4,036	100,739
Liberty Media Corp. - Interactive*	7,765	118,882
priceline.com, Inc.*	683	174,165
		961,680

Internet Software & Services - 7.6%
Baidu.com (ADR)*	384	229,248
eBay, Inc.*	13,703	369,296
Google, Inc.*	2,101	1,191,288
VeriSign, Inc.*	2,456	63,880
Yahoo!, Inc.*	9,573	158,242
		2,011,954

IT Services - 3.1%
Automatic Data Processing, Inc.	5,066	225,285
Cognizant Technology Solutions Corp.*	4,110	209,528
Fiserv, Inc.*	2,704	137,255
Infosys Technologies Ltd. (ADR)	1,547	91,041
Paychex, Inc.	4,871	149,540
		812,649

Leisure Equipment & Products - 0.5%
Mattel, Inc.	5,872	133,529

Life Sciences - Tools & Services - 1.1%
Illumina, Inc.*	1,676	65,196
Life Technologies Corp.*	2,594	135,588
QIAGEN NV*	3,323	76,396
		277,180

Machinery - 1.3%
Joy Global, Inc.	1,429	80,881
PACCAR, Inc.	5,788	250,852
		331,733

Media - 4.3%
Comcast Corp.	20,510	385,998
DIRECTV*	9,448	319,437
DISH Network Corp.	3,065	63,813
News Corp.	20,226	291,457
Virgin Media, Inc.	4,783	82,555
		1,143,260

Multiline Retail - 0.7%
Sears Holdings Corp.*	1,704	184,765

Pharmaceuticals - 3.2%
Mylan, Inc.*	4,410	100,151
Teva Pharmaceutical Industries Ltd. (ADR)	10,444	658,808
Warner Chilcott plc*	3,559	90,932
		849,891

Road & Rail - 0.2%
JB Hunt Transport Services, Inc.	1,802	64,656

Semiconductors & Semiconductor Equipment - 7.4%
Altera Corp.	5,904	143,526
Applied Materials, Inc.	9,797	132,064
Broadcom Corp.	5,657	187,699
Intel Corp.	27,469	611,460
KLA-Tencor Corp.	2,942	90,967
Lam Research Corp.*	1,866	69,639
Linear Technology Corp.	4,238	119,851
Marvell Technology Group Ltd.*	8,441	172,028
Maxim Integrated Products, Inc.	4,267	82,737
Microchip Technology, Inc.	2,168	61,051
NVIDIA Corp.*	7,740	134,521
Xilinx, Inc.	5,217	133,033
		1,938,576

Software - 13.6%
Activision Blizzard, Inc.	16,086	193,997
Adobe Systems, Inc.*	7,291	257,883
Autodesk, Inc.*	3,400	100,028
BMC Software, Inc.*	3,030	115,140
CA, Inc.	7,121	167,130
Check Point Software Technologies Ltd.*	2,929	102,691
Citrix Systems, Inc.*	3,089	146,635
Electronic Arts, Inc.*	4,661	86,974
Intuit, Inc.*	5,663	194,467
Microsoft Corp.	42,850	1,254,220
Oracle Corp.	29,635	761,323
Symantec Corp.*	11,971	202,549
		3,583,037

Specialty Retail - 2.5%
Bed Bath & Beyond, Inc.*	5,018	219,588
O'Reilly Automotive, Inc.*	1,943	81,042
Ross Stores, Inc.	1,797	96,086
Staples, Inc.	6,892	161,204
Urban Outfitters, Inc.*	2,367	90,017
		647,937

Trading Companies & Distributors - 0.4%
Fastenal Co.	2,016	96,748

Wireless Telecommunication Services - 1.6%
Millicom International Cellular SA	1,492	133,012
NII Holdings, Inc.*	2,295	95,610
Vodafone Group plc (ADR)	8,647	201,389
		430,011

Total Equity Securities (Cost $15,472,719)		25,536,938

EXCHANGE TRADED FUNDS - 1.6%
Powershares QQQ	9,000	433,620

Total Exchange Traded Funds (Cost $386,550)		433,620

TIME DEPOSIT - 1.5%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$365,049	365,049

Total Time Deposit (Cost $365,049)		365,049

U.S. TREASURY - 0.2%
United States Treasury Bills, 7/8/10 ^	50,000	49,983

Total U.S. Treasury (Cost $49,983)		49,983

TOTAL INVESTMENTS (Cost $16,274,301) - 100.2%		26,385,590
Other assets and liabilities, net - (0.2%)		(39,933)
NET ASSETS - 100%		$26,345,657
		============

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini NASDAQ 100 Index^	11	6/10	$430,265	$8,437
Total Purchased				$8,437
				===========

^ Futures collateralized by 50,000 units of U.S. Treasury Bills.
* Non-income producing security.
Abbreviations:
ADR: American Depositary Receipt LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT EAFE INTERNATIONAL INDEX PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 95.5%	SHARES	VALUE
Australia - 8.2%
AGL Energy Ltd.	3,754	$51,723
Alumina Ltd.	20,472	32,373
Amcor Ltd.	10,210	59,807
AMP Ltd.	16,894	96,947
Aristocrat Leisure Ltd.	3,601	14,954
Arrow Energy NL*	4,874	22,474
Asciano Group*	22,591	39,244
ASX Ltd.	1,436	44,678
Australia & New Zealand Banking Group Ltd.	19,562	454,768
AXA Asia Pacific Holdings Ltd.	8,537	49,461
Bendigo and Adelaide Bank Ltd.	2,648	24,274
BGP Holdings plc*	77,172	-
BHP Billiton Ltd.	28,156	1,125,085
Billabong International Ltd.	1,636	16,947
BlueScope Steel Ltd.*	15,296	40,804
Boral Ltd.	5,219	26,840
Brambles Ltd.	11,760	79,344
Caltex Australia Ltd.	1,245	12,908
CFS Retail Property Trust	15,218	26,157
Coca-Cola Amatil Ltd.	4,668	48,141
Cochlear Ltd.	497	33,186
Commonwealth Bank of Australia	12,742	657,501
Computershare Ltd.	3,729	42,798
Crown Ltd.	4,252	31,884
CSL Ltd.	5,063	169,081
CSR Ltd.	10,250	15,551
Dexus Property Group	39,219	29,121
Energy Resources of Australia Ltd.	560	9,702
Fairfax Media Ltd.	17,758	29,302
Fortescue Metals Group Ltd.*	10,366	46,562
Foster's Group Ltd.	16,173	78,428
Goodman Fielder Ltd.	11,562	15,156
Goodman Group	50,138	30,105
GPT Group	83,469	43,997
Harvey Norman Holdings Ltd.	4,456	14,787
Incitec Pivot Ltd.	13,421	42,692
Insurance Australia Group Ltd.	17,378	61,810
Leighton Holdings Ltd.	1,249	44,653
Lend Lease Group:
Common	3,646	28,944
Rights*	828	729
Macquarie Airports	6,230	17,647
Macquarie Atlas Roads Group*	3,795	3,270
Macquarie Group Ltd.	2,548	110,364
Macquarie Infrastructure Group	18,975	19,482
Metcash Ltd.	6,417	24,353
Mirvac Group	21,331	28,842
National Australia Bank Ltd.	16,093	405,988
Newcrest Mining Ltd.	4,058	122,089
Nufarm Ltd.	1,531	11,551
OneSteel Ltd.	11,123	39,766
Orica Ltd.	3,013	73,994
Origin Energy Ltd.	7,335	111,282
OZ Minerals Ltd.*	26,186	27,485
Paladin Energy Ltd.*	4,709	17,051
Qantas Airways Ltd.*	9,663	25,157
QBE Insurance Group Ltd.	8,411	160,607
Rio Tinto Ltd.	3,655	262,682
Santos Ltd.	6,871	92,338
Sims Metal Management Ltd.	1,289	25,594
Sonic Healthcare Ltd.	3,059	40,296
SP AusNet	11,118	9,224
Stockland	19,149	70,040
Suncorp-Metway Ltd.	10,548	82,576
TABCORP Holdings Ltd.	5,064	32,031
Tatts Group Ltd.	10,122	22,826
Telstra Corp. Ltd.	36,908	101,162
Toll Holdings Ltd.	5,543	37,703
Transurban Group	9,685	44,835
Wesfarmers Ltd.	1,274	37,220
Wesfarmers Ltd. PPS	8,432	245,725
Westfield Group	17,188	190,020
Westpac Banking Corp.	24,423	623,298
Woodside Petroleum Ltd.	4,165	179,067
Woolworths Ltd.	10,310	264,633
WorleyParsons Ltd.	1,431	33,385
		7,286,501

Austria - 0.3%
Erste Bank der Oesterreichischen Sparkassen AG	1,462	61,496
Immoeast AG*	3,766	20,680
OMV AG	1,258	47,266
Raiffeisen International Bank Holding AG	480	22,852
Telekom Austria AG	2,701	37,810
Verbund - Oesterreichische Elektrizitaetswirtschafts AG	646	25,678
Vienna Insurance Group	349	18,456
Voestalpine AG	1,029	41,682
		275,920

Belgium - 0.9%
Anheuser-Busch InBev NV	6,051	305,221
Belgacom SA	1,276	49,910
Colruyt SA	126	31,058
Delhaize Group	843	67,839
Dexia SA*	4,435	26,489
Fortis NV*	18,743	66,822
Groupe Bruxelles Lambert SA	676	59,813
KBC Groep NV*	1,350	65,467
Mobistar SA	251	15,468
Nationale A Portefeuille	276	14,484
Solvay SA	497	51,161
UCB SA	846	36,174
Umicore SA	1,004	35,109
		825,015

Bermuda - 0.1%
Seadrill Ltd.	2,344	54,643

Canada - 0.1%
Thomson Reuters Corp.	1,487	54,113

China - 0.0%
Foxconn International Holdings Ltd.*	18,892	19,975

Cyprus - 0.0%
Bank of Cyprus Public Co. Ltd.	4,675	29,591

Denmark - 0.9%
A P Moller - Maersk A/S:
Series A	4	29,170
Series B	11	83,935
Carlsberg A/S, Series B	897	75,388
Coloplast A/S, Series B	207	22,828
Danske Bank A/S*	3,810	93,861
DSV A/S	1,754	31,388
H. Lundbeck A/S	495	9,344
Novo Nordisk A/S, Series B	3,754	291,699
Novozymes A/S, Series B	386	42,778
Topdanmark A/S*	125	16,306
TrygVesta A/S	217	14,342
Vestas Wind Systems A/S*	1,709	92,991
William Demant Holding A/S*	209	14,809
		818,839

Finland - 1.2%
Elisa Oyj*	1,116	23,048
Fortum Oyj	3,726	91,264
Kesko Oyj, Series B	598	23,568
Kone OYJ	1,289	53,347
Metso Oyj	1,070	34,602
Neste Oil Oyj	1,075	18,770
Nokia Oyj	31,418	489,942
Nokian Renkaat Oyj	948	24,656
Orion Oyj, Class B	749	16,593
Outokumpu Oyj	1,039	22,835
Pohjola Bank plc	1,213	13,650
Rautaruukki Oyj	747	16,165
Sampo Oyj	3,524	93,608
Sanoma Oyj	675	14,972
Stora Enso Oyj, Series R*	4,880	37,225
UPM-Kymmene Oyj	4,362	57,964
Wartsila Oyj	737	37,380
		1,069,589

France - 9.4%
Accor SA	1,199	66,423
Aeroports de Paris	249	20,530
Air France-KLM*	1,206	19,092
Air Liquide SA	2,096	251,960
Alcatel-Lucent*	19,447	61,573
Alstom SA	1,695	105,844
Atos Origin SA*	380	19,109
AXA SA	13,145	292,814
BioMerieux	115	13,225
BNP Paribas	7,017	539,629
Bouygues	1,872	94,237
Bureau Veritas SA	410	21,793
Cap Gemini SA	1,224	60,375
Carrefour SA	5,322	256,861
Casino Guichard-Perrachon SA	462	39,147
Christian Dior SA	533	56,935
Cie de Saint-Gobain	3,086	148,588
Cie Generale de Geophysique-Veritas*	1,261	35,824
Cie Generale d'Optique Essilor International SA	1,681	107,471
CNP Assurances SA	311	29,410
Compagnie Generale des Etablissements Michelin, Series B	1,216	89,731
Credit Agricole SA	7,471	130,955
Dassault Systemes SA	543	32,163
EDF Energies Nouvelles SA	1,987	108,572
Eiffage SA	339	17,558
Eramet	47	16,200
Eurazeo SA	251	17,459
Eutelsat Communications	829	29,511
Fonciere Des Regions:
Common	195	21,508
Warrants (strike price $65.00/share, expires 12/31/10)*	195	219
France Telecom SA	15,356	367,922
GDF Suez	10,122	391,534
Gecina SA	167	18,508
Groupe Danone	4,613	278,263
Groupe Eurotunnel SA	3,780	38,573
Hermes International	442	61,484
Icade SA	175	19,505
Iliad SA	144	14,870
Imerys SA	284	17,531
Ipsen SA	211	10,318
JC Decaux SA*	556	15,559
Klepierre SA	797	31,346
Lafarge SA	1,675	118,029
Lagardere SCA	990	40,116
Legrand SA	881	27,870
L'Oreal SA	2,008	211,453
LVMH Moet Hennessy Louis Vuitton SA	2,055	240,528
M6-Metropole Television SA	540	13,986
Natixis*	7,319	39,546
Neopost SA	261	20,887
PagesJaunes Groupe	1,060	12,189
Pernod-Ricard SA	1,659	141,067
PPR SA	637	84,922
PSA Peugeot Citroen SA*	1,276	37,622
Publicis Groupe	986	42,247
Renault SA*	1,553	72,885
Safran SA	1,574	41,087
Sanofi-Aventis SA	8,829	659,036
Schneider Electric SA	1,945	228,442
SCOR SE	1,390	35,156
Societe BIC SA	223	17,098
Societe Des Autoroutes Paris-Rhin-Rhone*	189	13,612
Societe Generale Groupe	3,897	245,430
Societe Television Francaise 1	984	18,279
Sodexo	790	47,280
Suez Environnement SA	2,259	52,062
Technip SA	871	70,917
Thales SA	750	30,147
Total SA	17,908	1,040,999
Unibail-Rodamco	684	138,766
Vallourec SA	451	91,070
Veolia Environnement	3,171	110,136
Vinci SA	3,546	209,272
Vivendi	9,821	263,201
		8,385,466

Germany - 7.4%
Adidas AG	1,623	86,926
Allianz SE	3,800	477,099
BASF SE	7,744	480,955
Bayer AG	6,412	434,305
Bayerische Motoren Werke AG:
Common	2,777	128,377
Preferred	437	15,488
Beiersdorf AG	739	44,263
Celesio AG	713	22,826
Commerzbank AG*	5,946	50,994
Daimler AG	7,565	356,625
Deutsche Bank AG	4,967	383,120
Deutsche Boerse AG	1,635	121,358
Deutsche Lufthansa AG	1,920	31,889
Deutsche Post AG	7,098	123,313
Deutsche Postbank AG*	734	23,582
Deutsche Telekom AG	23,783	322,791
E.ON AG	15,948	589,607
Fraport AG Frankfurt Airport Services Worldwide	307	16,187
Fresenius Medical Care AG & Co. KGaA	1,602	90,514
Fresenius SE:
Common	236	17,591
Preferred	675	51,033
GEA Group AG	1,310	30,404
Hannover Rueckversicherung AG*	530	26,207
Henkel AG & Co. KGaA:
Common	1,089	50,527
Preferred	1,471	79,303
Hochtief AG	369	31,052
Infineon Technologies AG*	9,085	63,145
K+S AG	1,245	75,656
Linde AG	1,272	151,978
MAN AG	887	74,355
Merck KGAA	542	43,983
Metro AG	951	56,491
Muenchener Rueckversicherungs AG	1,731	281,292
Porsche Automobil Holding SE, Preferred	734	44,857
Puma AG Rudolf Dassler Sport	44	13,958
RWE AG:
Common	3,512	311,599
Preferred	342	28,165
Salzgitter AG	327	30,397
SAP AG	7,199	349,156
Siemens AG	6,902	692,186
SolarWorld AG	733	11,069
Suedzucker AG	602	13,304
ThyssenKrupp AG	2,805	96,570
TUI AG*	1,272	14,322
United Internet AG*	1,126	17,102
Volkswagen AG:
Common	247	23,886
Preferred	882	80,998
Rights (Expires 4/9/2010)*	1,129	748
Wacker Chemie AG	140	20,904
		6,582,457

Greece - 0.4%
Alpha Bank AE*	3,007	28,509
Coca Cola Hellenic Bottling Co. SA	1,532	41,358
EFG Eurobank Ergasias SA*	2,709	24,915
Hellenic Petroleum SA	769	8,820
Hellenic Telecommunications Organization SA	2,056	25,555
Marfin Investment Group SA*	5,328	12,250
National Bank of Greece SA*	5,092	102,615
OPAP SA	1,873	42,558
Piraeus Bank SA*	2,541	22,235
Public Power Corp. SA*	973	17,108
Titan Cement Co. SA	484	12,830
		338,753

Hong Kong - 2.3%
ASM Pacific Technology Ltd.	1,812	17,082
Bank of East Asia Ltd.	12,359	45,681
BOC Hong Kong Holdings Ltd.	31,045	74,046
Cathay Pacific Airways Ltd.*	10,771	22,666
Cheung Kong Holdings Ltd.	11,659	150,151
Cheung Kong Infrastructure Holdings Ltd.	3,782	14,563
Chinese Estates Holdings Ltd.	6,434	10,772
CLP Holdings Ltd.	17,158	122,417
Esprit Holdings Ltd.	9,639	76,096
Genting Singapore plc*	32,342	20,460
Hang Lung Group Ltd.	6,716	35,548
Hang Lung Properties Ltd.	17,388	69,979
Hang Seng Bank Ltd.	6,415	89,390
Henderson Land Development Co. Ltd.	9,005	63,610
Hong Kong & China Gas Co. Ltd.	33,248	82,725
Hong Kong Aircraft Engineerg Co. Ltd.	558	7,043
Hong Kong Exchanges and Clearing Ltd.	8,574	143,105
HongKong Electric Holdings	11,638	68,945
Hopewell Highway Infrastructure Ltd.	434	296
Hopewell Holdings	5,159	15,281
Hutchison Whampoa Ltd.	17,884	130,822
Hysan Development Co. Ltd.	5,712	16,478
Kerry Properties Ltd.	6,245	33,498
Li & Fung Ltd.	19,238	94,519
Lifestyle International Holdings Ltd.	4,881	8,813
Link REIT	18,180	44,626
Mongolia Energy Co. Ltd.*	25,371	11,697
MTR Corp.	11,874	44,882
New World Development Ltd.	21,010	41,074
Noble Group Ltd.	14,325	31,334
NWS Holdings Ltd.	7,388	14,729
Orient Overseas International Ltd.	1,967	14,579
PCCW Ltd.	31,249	9,296
Shangri-La Asia Ltd.	11,781	23,031
Sino Land Co.	14,695	28,917
Sun Hung Kai Properties Ltd.	11,832	177,826
Swire Pacific Ltd.	6,457	77,627
Television Broadcasts Ltd.	2,388	11,502
Wharf Holdings Ltd.	11,551	65,454
Wheelock & Co. Ltd.	8,036	23,648
Wing Hang Bank Ltd.	1,612	14,719
Yue Yuen Industrial Holdings Ltd.	6,035	20,985
		2,069,912

Ireland - 0.4%
CRH plc	5,806	145,195
Elan Corp. plc*	4,174	31,501
Experian plc	8,603	84,704
Kerry Group plc	1,174	36,520
Ryanair Holdings plc*	3,203	15,942
		313,862

Italy - 3.0%
A2A SpA	9,199	17,281
Assicurazioni Generali SpA	10,043	241,373
Atlantia SpA	2,160	50,482
Autogrill SpA*	853	10,395
Banca Carige SpA	5,423	14,834
Banca Monte dei Paschi di Siena SpA	18,433	27,324
Banca Popolare di Milano Scarl	3,307	20,563
Banco Popolare SC*	5,373	37,425
Enel SpA	55,223	309,213
ENI SpA	21,842	513,132
Exor SpA	605	10,523
Fiat SpA*	6,414	83,626
Finmeccanica SpA	3,395	45,366
Fondiaria-Sai SpA	522	7,865
Intesa Sanpaolo SpA*	64,617	240,990
Intesa Sanpaolo SpA-RSP	7,823	23,463
Italcementi SpA	594	6,877
Luxottica Group SpA	972	26,030
Mediaset SpA	5,946	51,147
Mediobanca SpA:
Common*	3,972	42,735
Warrants (strike price $9.00/share, expires 3/18/11)*	3,783	479
Mediolanum SpA	1,837	10,764
Parmalat SpA	14,285	39,172
Pirelli & C. SpA*	21,952	13,509
Prysmian SpA	905	17,809
Saipem SpA	2,221	86,062
Snam Rete Gas SpA	12,583	63,862
Telecom Italia SpA	50,557	57,096
Telecom Italia SpA-RSP	84,195	121,389
Terna Rete Elettrica Nazionale SpA	10,911	47,260
UniCredit SpA*	119,477	353,484
Unione di Banche Italiane SCPA:
Common	4,825	65,193
Warrants (strike price $12.30/share, expires 6/30/11)*	5,007	248
Unipol Gruppo Finanziario SpA*	7,280	8,231
		2,665,202

Japan - 21.0%
77 Bank Ltd.	2,894	16,546
ABC-Mart, Inc.	210	6,723
Acom Co. Ltd.	350	5,733
Advantest Corp.	1,339	33,518
Aeon Co. Ltd.	5,372	61,025
Aeon Credit Service Co. Ltd.	694	8,248
Aeon Mall Co. Ltd.	740	15,616
Aioi Insurance Co. Ltd.	4,371	23,074
Air Water, Inc.	1,225	14,034
Aisin Seiki Co. Ltd.	1,606	48,146
Ajinomoto Co., Inc.	5,579	55,312
Alfresa Holdings Corp.	248	10,701
All Nippon Airways Co. Ltd.*	6,886	19,685
Amada Co. Ltd.	2,874	24,124
Aozora Bank Ltd.	6,756	9,548
Asahi Breweries Ltd.	3,245	60,905
Asahi Glass Co. Ltd.	8,462	95,401
Asahi Kasei Corp.	10,590	57,032
Asics Corp.	1,480	14,483
Astellas Pharma, Inc.	3,805	137,901
Bank of Kyoto Ltd.	2,610	24,060
Bank of Yokohama Ltd.	10,277	50,395
Benesse Corp.	624	27,058
Bridgestone Corp.	5,116	87,421
Brother Industries Ltd.	1,862	22,528
Canon Marketing Japan, Inc.	570	7,769
Canon, Inc.	8,951	414,966
Casio Computer Co. Ltd.	2,134	16,428
Central Japan Railway Co.	12	91,477
Chiba Bank Ltd.	6,386	38,220
Chiyoda Corp.	1,306	12,976
Chubu Electric Power Co., Inc.	5,555	138,994
Chugai Pharmaceutical Co. Ltd.	1,878	35,348
Chugoku Bank Ltd.	1,467	19,822
Chugoku Electric Power Co., Inc.	2,334	46,430
Chuo Mitsui Trust Holdings, Inc.	8,254	31,019
Citizen Holdings Co. Ltd.	2,383	16,303
Coca-Cola West Co. Ltd.	466	7,629
Cosmo Oil Co. Ltd.	5,429	13,137
Credit Saison Co. Ltd.	1,351	20,974
Dai Nippon Printing Co. Ltd.	4,701	63,569
Daicel Chemical Industries Ltd.	2,296	15,806
Daido Steel Co. Ltd.	2,623	11,037
Daihatsu Motor Co. Ltd.	1,752	16,751
Daiichi Sankyo Co. Ltd.	5,650	105,923
Daikin Industries Ltd.	1,967	80,554
Dainippon Sumitomo Pharma Co. Ltd.	1,345	12,341
Daito Trust Construction Co. Ltd.	657	31,725
Daiwa House Industry Co. Ltd.	4,278	48,322
Daiwa Securities Group, Inc.	13,607	71,677
Dena Co. Ltd.	2	14,818
Denki Kagaku Kogyo K K	4,031	17,350
Denso Corp.	4,079	121,628
Dentsu, Inc.	1,400	36,829
Dowa Holdings Co. Ltd.	2,166	13,056
East Japan Railway Co.	2,852	198,480
Eisai Co. Ltd.	2,114	75,484
Electric Power Development Co. Ltd.	1,117	36,835
Elpida Memory, Inc.*	1,067	21,032
FamilyMart Co. Ltd.	491	15,639
Fanuc Ltd.	1,607	170,679
Fast Retailing Co. Ltd.	400	69,593
Fuji Electric Holdings Co. Ltd.	5,068	13,837
Fuji Heavy Industries Ltd.*	5,254	27,226
Fuji Media Holdings, Inc.	3	4,449
FUJIFILM Holdings Corp.	4,101	141,383
Fujitsu Ltd.	15,629	102,408
Fukuoka Financial Group, Inc.	6,491	27,590
Furukawa Electric Co. Ltd.	5,635	29,321
GS Yuasa Corp.	3,077	20,788
Gunma Bank Ltd.	3,321	18,383
Hachijuni Bank Ltd.	3,374	19,218
Hakuhodo DY Holdings, Inc.	195	10,272
Hankyu Hanshin Holdings, Inc.	9,599	44,501
Hino Motors Ltd.	2,169	9,173
Hirose Electric Co. Ltd.	251	28,970
Hiroshima Bank Ltd.	4,196	17,745
Hisamitsu Pharmaceutical Co., Inc.	558	20,761
Hitachi Chemical Co. Ltd.	874	18,902
Hitachi Construction Machinery Co. Ltd.	950	22,468
Hitachi High-Technologies Corp.	577	13,251
Hitachi Ltd.*	28,257	105,585
Hitachi Metals Ltd.	1,480	15,577
Hokkaido Electric Power Co., Inc.	1,535	29,484
Hokuhoku Financial Group, Inc.	10,507	23,061
Hokuriku Electric Power Co.	1,571	34,582
Honda Motor Co. Ltd.	13,854	489,488
HOYA Corp.	3,467	95,361
Ibiden Co. Ltd.	1,075	37,061
Idemitsu Kosan Co. Ltd.	198	15,009
IHI Corp.	11,077	20,280
INPEX Corp.	6	44,069
Isetan Mitsukoshi Holdings Ltd.	2,928	31,506
Isuzu Motors Ltd.	9,965	26,993
Ito En Ltd.	535	8,288
ITOCHU Corp.	12,631	110,758
Itochu Techno-Solutions Corp.	249	8,184
Iyo Bank Ltd.	2,037	19,389
J Front Retailing Co. Ltd.*	4,048	23,837
JAFCO Co. Ltd.	289	7,596
Japan Airlines Corp.*	8,184	88
Japan Petroleum Exploration Co.	239	12,129
Japan Prime Realty Investment Corp.	4	8,912
Japan Real Estate Investment Corp.	3	25,600
Japan Retail Fund Investment Corp.	8	9,422
Japan Steel Works Ltd.	2,917	33,449
Japan Tobacco, Inc.	37	137,859
JFE Holdings, Inc.	4,123	166,200
JGC Corp.	1,738	31,038
Joyo Bank Ltd.	5,518	24,636
JS Group Corp.	2,101	42,807
JSR Corp.	1,502	31,407
JTEKT Corp.	1,617	19,113
Jupiter Telecommunications Co. Ltd.	20	23,126
Kajima Corp.	7,519	18,435
Kamigumi Co. Ltd.	2,186	17,600
Kaneka Corp.	2,495	16,188
Kansai Electric Power Co., Inc.	6,407	146,936
Kansai Paint Co. Ltd.	1,829	14,922
Kao Corp.	4,531	114,973
Kawasaki Heavy Industries Ltd.	12,469	34,443
Kawasaki Kisen Kaisha Ltd.*	5,398	21,557
KDDI Corp.	24	124,368
Keihin Electric Express Railway Co. Ltd.	3,701	30,432
Keio Corp.	4,853	32,786
Keisei Electric Railway Co. Ltd.	2,314	14,097
Keyence Corp.	347	82,998
Kikkoman Corp.	1,412	16,539
Kinden Corp.	1,116	9,786
Kintetsu Corp.	13,637	42,488
Kirin Holdings Co. Ltd.	7,020	103,646
Kobe Steel Ltd.	20,907	44,993
Koito Manufacturing Co. Ltd.	830	12,334
Komatsu Ltd.	7,960	167,041
Konami Corp.	782	15,096
Konica Minolta Holdings, Inc.	4,014	46,887
Kubota Corp.	9,170	83,649
Kuraray Co. Ltd.	2,890	38,925
Kurita Water Industries Ltd.	947	26,818
Kyocera Corp.	1,364	133,041
Kyowa Hakko Kirin Co. Ltd.	2,176	22,482
Kyushu Electric Power Co., Inc.	3,182	69,329
Lawson, Inc.	543	23,197
Mabuchi Motor Co. Ltd.	239	13,767
Makita Corp.	939	30,965
Marubeni Corp.	13,851	86,161
Marui Group Co. Ltd.	1,871	13,582
Maruichi Steel Tube Ltd.	315	6,394
Matsui Securities Co. Ltd.	1,016	7,266
Mazda Motor Corp.	8,198	23,084
McDonald's Holdings Company (Japan), Ltd.	557	11,319
Mediceo Paltac Holdings Co. Ltd.	1,230	14,578
MEIJI Holdings Co. Ltd.	576	22,386
Minebea Co. Ltd.	3,209	19,549
Mitsubishi Chemical Holdings Corp.	10,109	51,736
Mitsubishi Corp.	11,383	298,590
Mitsubishi Electric Corp.	16,212	149,102
Mitsubishi Estate Co. Ltd.	9,915	162,419
Mitsubishi Gas Chemical Co., Inc.	3,508	21,146
Mitsubishi Heavy Industries Ltd.	25,473	105,547
Mitsubishi Logistics Corp.	959	11,931
Mitsubishi Materials Corp.*	9,120	26,266
Mitsubishi Motors Corp.*	30,199	41,063
Mitsubishi Rayon Co. Ltd.*	4,278	18,092
Mitsubishi Tanabe Pharma Corp.	1,884	26,626
Mitsubishi UFJ Financial Group, Inc.	87,620	459,677
Mitsubishi UFJ Lease & Finance Co. Ltd.	514	18,711
Mitsui & Co. Ltd.	14,545	244,649
Mitsui Chemicals, Inc.	5,374	16,283
Mitsui Engineering & Shipbuilding Co. Ltd.	6,713	16,747
Mitsui Fudosan Co. Ltd.	7,025	119,365
Mitsui Mining & Smelting Co. Ltd.	4,806	14,408
Mitsui OSK Lines Ltd.	9,614	69,068
Mitsui Sumitomo Insurance Group Holdings, Inc.	3,534	98,190
Mitsumi Electric Co. Ltd.	753	16,495
Mizuho Financial Group, Inc.	105,585	209,135
Mizuho Trust & Banking Co. Ltd.	13,678	13,766
Murata Manufacturing Co. Ltd.	1,795	102,050
Namco Bandai Holdings, Inc.	1,677	16,357
NEC Corp.	16,177	48,670
NGK Insulators Ltd.	2,124	43,367
NGK Spark Plug Co. Ltd.	1,348	18,329
NHK Spring Co. Ltd.	1,330	12,218
Nidec Corp.	912	97,840
Nikon Corp.	2,690	58,783
Nintendo Co. Ltd.	831	278,483
Nippon Building Fund, Inc.	4	34,475
Nippon Electric Glass Co. Ltd.	2,922	41,202
Nippon Express Co. Ltd.	7,129	30,684
Nippon Meat Packers, Inc.	1,533	19,417
Nippon Mining Holdings, Inc.	7,399	34,619
Nippon Oil Corp.	10,443	52,662
Nippon Paper Group, Inc.	801	20,625
Nippon Sheet Glass Co. Ltd.	5,610	16,578
Nippon Steel Corp.	42,831	168,297
Nippon Telegraph & Telephone Corp.	4,358	183,839
Nippon Yusen Kabushiki Kaisha	9,288	36,695
Nipponkoa Insurance Co. Ltd.	5,481	34,447
Nishi-Nippon City Bank Ltd.	5,681	16,788
Nissan Chemical Industries Ltd.	1,232	17,253
Nissan Motor Co. Ltd.*	20,859	178,887
Nissay Dowa General Insurance Co. Ltd.	1,472	7,811
Nissha Printing Co. Ltd.	222	8,676
Nisshin Seifun Group, Inc.	1,582	20,444
Nisshin Steel Co. Ltd.	6,421	13,406
Nisshinbo Holdings, Inc.	1,156	11,981
Nissin Foods Holdings Co. Ltd.	588	19,799
Nitori Co. Ltd.	312	23,717
Nitto Denko Corp.	1,384	53,789
NOK Corp.	944	14,221
Nomura Holdings, Inc.	21,209	156,456
Nomura Real Estate Holdings, Inc.	777	11,996
Nomura Real Estate Office Fund, Inc.	2	11,242
Nomura Research Institute Ltd.	849	19,362
NSK Ltd.	4,148	32,775
NTN Corp.	3,354	15,154
NTT Data Corp.	10	33,351
NTT DoCoMo, Inc.	129	196,677
NTT Urban Development Corp.	10	8,458
Obayashi Corp.	5,748	25,540
Obic Co. Ltd.	58	10,544
Odakyu Electric Railway Co. Ltd.	5,255	43,773
OJI Paper Co. Ltd.	7,143	31,356
Olympus Corp.	1,820	58,458
Omron Corp.	1,705	39,613
Ono Pharmaceutical Co. Ltd.	709	31,579
Oracle Corp. Japan	319	14,806
Oriental Land Co. Ltd.	419	29,249
ORIX Corp.	878	77,930
Osaka Gas Co. Ltd.	16,297	58,453
Otsuka Corp.	132	8,395
Panasonic Corp.	16,464	252,072
Panasonic Electric Works Co. Ltd.	3,150	39,797
Rakuten, Inc.	60	43,426
Resona Holdings, Inc.	4,077	51,595
Ricoh Co. Ltd.	5,624	87,913
Rinnai Corp.	318	16,717
Rohm Co. Ltd.	822	61,430
Sankyo Co. Ltd.	450	22,283
Santen Pharmaceutical Co. Ltd.	619	18,597
SANYO Electric Co. Ltd.*	14,137	22,704
Sapporo Hokuyo Holdings, Inc.	2,513	11,489
Sapporo Holdings Ltd.	2,386	12,466
SBI Holdings, Inc.	140	27,655
Secom Co. Ltd.	1,761	77,114
Sega Sammy Holdings, Inc.	1,544	18,713
Seiko Epson Corp.	1,161	18,049
Sekisui Chemical Co. Ltd.	3,621	24,579
Sekisui House Ltd.	4,259	42,590
Seven & I Holdings Co. Ltd.	6,464	156,340
Seven Bank Ltd.	4	8,051
Sharp Corp.	8,386	104,960
Shikoku Electric Power Co., Inc.	1,498	42,486
Shimadzu Corp.	2,111	16,929
Shimamura Co. Ltd.	184	16,312
Shimano, Inc.	563	24,925
Shimizu Corp.	5,273	22,018
Shin-Etsu Chemical Co. Ltd.	3,443	200,166
Shinko Electric Industries Co. Ltd.	567	8,778
Shinko Securities Co. Ltd.	4,764	15,098
Shinsei Bank Ltd.	8,301	10,043
Shionogi & Co. Ltd.	2,504	47,667
Shiseido Co. Ltd.	2,923	63,530
Shizuoka Bank Ltd.	5,064	44,188
Showa Denko KK	9,948	22,474
Showa Shell Sekiyu KK	1,580	10,691
SMC Corp.	452	61,412
Softbank Corp.	6,348	156,525
Sojitz Corp.	10,988	21,294
Sompo Japan Insurance, Inc.	7,458	52,382
Sony Corp.	8,427	323,005
Sony Financial Holdings, Inc.	7	23,009
Square Enix Holdings Co. Ltd.	532	11,642
Stanley Electric Co. Ltd.	1,184	22,983
Sumco Corp.*	973	20,710
Sumitomo Chemical Co. Ltd.	13,194	64,557
Sumitomo Corp.	9,442	108,674
Sumitomo Electric Industries Ltd.	6,327	77,631
Sumitomo Heavy Industries Ltd.	4,827	29,096
Sumitomo Metal Industries Ltd.	28,224	85,518
Sumitomo Metal Mining Co. Ltd.	4,391	65,395
Sumitomo Mitsui Financial Group, Inc.	7,616	251,964
Sumitomo Realty & Development Co. Ltd.	3,195	60,856
Sumitomo Rubber Industries, Inc.	1,585	13,983
Sumitomo Trust & Banking Co. Ltd.	11,945	70,084
Suruga Bank Ltd.	1,778	15,914
Suzuken Co. Ltd.	591	20,849
Suzuki Motor Corp.	2,961	65,402
Sysmex Corp.	273	16,018
T&D Holdings, Inc.	1,953	46,274
Taiheiyo Cement Corp.*	7,631	10,948
Taisei Corp.	8,507	18,763
Taisho Pharmaceutical Co. Ltd.	1,075	19,566
Taiyo Nippon Sanso Corp.	2,367	23,163
Takashimaya Co. Ltd.	2,497	20,532
Takeda Pharmaceutical Co. Ltd.	6,293	277,256
TDK Corp.	978	65,130
Teijin Ltd.	7,848	26,384
Terumo Corp.	1,415	75,446
THK Co. Ltd.	1,084	23,676
Tobu Railway Co. Ltd.	6,843	38,025
Toho Co. Ltd.	951	15,334
Toho Gas Co. Ltd.	3,757	20,515
Tohoku Electric Power Co., Inc.	3,586	75,867
Tokio Marine Holdings, Inc.	6,074	171,230
Tokuyama Corp.	2,429	13,471
Tokyo Electric Power Co., Inc.	10,215	272,546
Tokyo Electron Ltd.	1,439	95,522
Tokyo Gas Co. Ltd.	19,379	85,483
Tokyo Steel Manufacturing Co. Ltd.	950	11,911
Tokyo Tatemono Co. Ltd.	2,513	9,040
Tokyu Corp.	9,540	39,937
Tokyu Land Corp.	3,966	15,159
TonenGeneral Sekiyu KK	2,370	20,021
Toppan Printing Co. Ltd.	4,694	42,417
Toray Industries, Inc.	11,170	65,298
Toshiba Corp.*	32,953	170,410
Tosoh Corp.	4,570	11,645
TOTO Ltd.	2,182	14,882
Toyo Seikan Kaisha Ltd.	1,271	22,535
Toyo Suisan Kaisha Ltd.	744	19,261
Toyoda Gosei Co. Ltd.	545	15,294
Toyota Boshoku Corp.	551	10,595
Toyota Industries Corp.	1,503	42,966
Toyota Motor Corp.	23,141	927,870
Toyota Tsusho Corp.	1,782	27,970
Trend Micro, Inc.	882	30,785
Tsumura & Co.	504	14,651
Ube Industries Ltd.	8,466	21,754
Unicharm Corp.	347	33,548
UNY Co. Ltd.	1,624	13,441
Ushio, Inc.	937	15,911
USS Co. Ltd.	192	13,053
West Japan Railway Co.	14	48,266
Yahoo! Japan Corp.	121	44,112
Yakult Honsha Co. Ltd.	811	21,899
Yamada Denki Co. Ltd.	728	53,782
Yamaguchi Financial Group, Inc.	1,774	19,430
Yamaha Corp.	1,323	17,097
Yamaha Motor Co. Ltd.*	1,802	27,030
Yamato Holdings Co. Ltd.	3,261	45,877
Yamato Kogyo Co. Ltd.	405	13,464
Yamazaki Baking Co. Ltd.	1,016	12,586
Yaskawa Electric Corp.	2,011	18,409
Yokogawa Electric Corp.	1,915	16,690
		18,674,877

Jersey - 0.1%
Randgold Resources Ltd.	686	52,232

Luxembourg - 0.6%
ArcelorMittal	7,202	316,475
Millicom International Cellular SA	634	56,850
SES SA (FDR)	2,374	60,026
Tenaris SA	3,961	85,609
		518,960

Mexico - 0.0%
Fresnillo plc	1,504	19,364

Netherlands - 4.2%
Aegon NV*	13,108	89,884
Akzo Nobel NV	1,943	110,884
ASML Holding NV	3,618	129,478
Corio NV	448	29,954
European Aeronautic Defence and Space Co. NV	3,417	68,837
Fugro NV (CVA)	566	37,043
Heineken Holding NV	925	41,204
Heineken NV	2,055	105,756
ING Groep NV (CVA)*	16,443	164,392
James Hardie Industries NV*	3,626	24,132
Koninklijke Ahold NV	9,999	133,478
Koninklijke Boskalis Westminster NV	499	19,150
Koninklijke DSM NV	1,293	57,736
Koninklijke KPN NV	14,382	228,168
Koninklijke Philips Electronics NV	8,158	261,940
Koninklijke Vopak NV*	262	20,662
QIAGEN NV*	1,663	38,349
Randstad Holding NV*	853	40,592
Reed Elsevier NV	6,071	73,883
Royal Dutch Shell plc:
Series A	29,746	862,592
Series B	22,616	623,384
SBM Offshore NV	1,257	25,187
TNT NV	3,095	88,868
Unilever NV (CVA)	13,666	413,933
Wolters Kluwer NV	2,333	50,660
		3,740,146

New Zealand - 0.1%
Auckland International Airport Ltd.	7,195	9,906
Contact Energy Ltd.*	2,519	11,441
Fletcher Building Ltd.	5,071	30,048
Sky City Entertainment Group Ltd.	4,825	11,025
Telecom Corp. of New Zealand Ltd.	15,511	23,886
		86,306

Norway - 0.6%
DnB NOR ASA*	6,149	70,275
Norsk Hydro ASA*	5,758	43,903
Orkla ASA	6,474	57,262
Renewable Energy Corp. ASA*	2,788	13,046
StatoilHydro ASA	9,422	218,216
Telenor ASA*	7,048	95,615
Yara International ASA	1,590	69,047
		567,364

Portugal - 0.3%
Banco Comercial Portugues SA	19,693	21,947
Banco Espirito Santo SA*	4,404	23,826
Brisa Auto-Estradas de Portugal SA	1,510	12,825
Cimpor Cimentos de Portugal SGPS SA	1,973	14,930
Energias de Portugal SA	15,338	61,051
Galp Energia SGPS SA, B Shares	1,293	22,489
Jeronimo Martins SGPS SA	1,847	18,735
Portugal Telecom SGPS SA	4,888	54,726
		230,529

Singapore - 1.3%
Ascendas Real Estate Investment Trust	11,343	15,568
CapitaLand Ltd.	21,370	60,645
CapitaMall Trust	19,574	24,766
City Developments Ltd.	4,195	31,786
ComfortDelgro Corp. Ltd.	15,748	17,561
Cosco Corp. Singapore Ltd.	9,136	8,098
DBS Group Holdings Ltd.	14,356	146,746
Fraser and Neave Ltd.	8,157	27,988
Golden Agri-Resources Ltd.*	56,011	23,222
Jardine Cycle & Carriage Ltd.	1,044	21,926
Keppel Corp. Ltd.	10,692	69,703
Neptune Orient Lines Ltd.	7,580	10,891
Olam International Ltd.	10,581	19,590
Oversea-Chinese Banking Corp. Ltd.	20,984	130,648
SembCorp Industries Ltd.	8,237	24,317
SembCorp Marine Ltd.	7,323	21,933
Singapore Airlines Ltd.	4,479	48,666
Singapore Airport Terminal Services Ltd.	3,506	6,642
Singapore Exchange Ltd.	7,175	39,236
Singapore Press Holdings Ltd.	13,366	36,497
Singapore Technologies Engineering Ltd.	11,338	25,854
Singapore Telecommunications Ltd.	66,811	151,393
StarHub Ltd.	5,029	8,232
United Overseas Bank Ltd.	10,228	140,521
UOL Group Ltd.	4,818	13,432
Wilmar International Ltd.	10,714	51,313
Yangzijiang Shipbuilding Holdings Ltd.	11,876	9,847
		1,187,021

Spain - 3.8%
Abertis Infraestructuras SA	2,362	45,523
Acciona SA	213	23,654
Acerinox SA	1,173	23,123
ACS Actividades de Construccion y Servicios SA	1,202	55,534
Banco Bilbao Vizcaya Argentaria SA	29,871	409,257
Banco de Sabadell SA	7,550	41,744
Banco de Valencia SA	1,787	11,408
Banco Popular Espanol SA	6,220	45,848
Banco Santander SA	68,422	910,600
Bankinter SA	2,383	19,854
Cintra Concesiones de Infraestructuras de Transporte SA	3,677	35,807
Criteria Caixacorp SA	7,053	34,999
EDP Renovaveis SA*	1,829	14,311
Enagas SA	1,502	32,960
Fomento de Construcciones y Contratas SA	320	11,731
Gamesa Corp. Tecnologica SA	1,530	21,004
Gas Natural SDG SA	1,878	34,722
Gestevision Telecinco SA	827	12,997
Grifols SA	1,138	17,023
Iberdrola Renovables SA	7,087	29,474
Iberdrola SA	30,845	261,779
Iberia Lineas Aereas de Espana SA*	4,399	15,398
Inditex SA	1,830	120,796
Indra Sistemas SA	826	16,958
Mapfre SA	6,005	22,059
Red Electrica de Espana SA	907	48,744
Repsol YPF SA	6,145	145,694
Sacyr Vallehermoso SA*	837	7,394
Telefonica SA	35,525	842,754
Zardoya Otis SA	1,180	20,476
		3,333,625

Sweden - 2.6%
Alfa Laval AB	2,881	42,510
Assa Abloy AB	2,618	51,348
Atlas Copco AB:
Series A	5,633	87,573
Series B	3,273	45,977
Electrolux AB, Series B	2,009	46,012
Getinge AB, Series B	1,679	40,342
Hennes & Mauritz AB, B Shares	4,289	279,275
Holmen AB, Series B	443	11,960
Husqvarna AB, Series B*	3,417	24,901
Investor AB, Series B	3,821	73,458
Kinnevik Investment AB	1,757	32,436
Loomis AB, Series B	521	6,725
Lundin Petroleum AB*	1,967	16,696
Nordea Bank AB	27,098	267,999
OMX AB (b)*	588	-
Ratos AB	834	27,726
Sandvik AB	8,459	105,969
Scania AB, Series B	2,684	42,546
Securitas AB, Series B	2,627	28,078
Skandinaviska Enskilda Banken AB*	12,743	81,595
Skanska AB, Series B	3,347	60,954
SKF AB, Series B	3,256	57,986
SSAB AB, Class B	697	11,339
SSAB Svenskt Stal AB	1,514	27,278
Svenska Cellulosa AB, Series B	4,764	67,318
Svenska Handelsbanken AB	4,105	120,570
Swedbank AB*	2,810	28,902
Swedish Match AB	2,105	50,432
Tele2 AB, Series B	2,558	42,786
Telefonaktiebolaget LM Ericsson, Series B	25,039	264,492
TeliaSonera AB	18,836	133,997
Volvo AB:
Series A	3,695	36,672
Series B	9,128	92,050
		2,307,902

Switzerland - 8.1%
ABB Ltd.*	18,513	404,933
Actelion Ltd.*	839	38,225
Adecco SA	1,032	58,662
Aryzta AG	681	29,882
Baloise Holding AG	419	37,208
BKW FMB Energie AG	110	8,185
Compagnie Financiere Richemont SA	4,379	169,812
Credit Suisse Group AG	9,441	487,338
Geberit AG	342	61,293
Givaudan SA	64	56,226
Holcim Ltd.*	2,058	153,632
Julius Baer Group Ltd.	1,770	64,301
Julius Baer Holding AG	1,770	21,770
Kuehne + Nagel International AG	453	45,907
Lindt & Spruengli AG	7	16,588
Logitech International SA*	1,527	25,162
Lonza Group AG	380	31,038
Nestle SA	30,525	1,565,533
Nobel Biocare Holding AG	1,042	27,908
Novartis AG	17,743	959,696
Pargesa Holding SA	226	19,211
Roche Holding AG	5,894	957,236
Schindler Holding AG:
Participation Certificates	407	35,872
Registered Shares	180	15,660
SGS SA	39	53,857
Sonova Holding AG	388	48,274
STMicroelectronics NV	5,727	57,086
Straumann Holding AG	65	16,205
Swatch Group AG:
Bearer Shares	258	82,382
Registered Shares	364	21,676
Swiss Life Holding AG*	263	34,595
Swiss Reinsurance*	2,897	142,800
Swisscom AG	201	73,459
Syngenta AG	813	226,086
UBS AG*	29,850	485,924
Xstrata plc*	15,994	303,172
Zurich Financial Services AG	1,232	316,278
		7,153,072

United Kingdom - 18.1%
3i Group plc	8,083	35,736
Admiral Group plc	1,629	32,647
AMEC plc	2,892	35,082
Anglo American plc*	11,044	481,900
Antofagasta plc	3,308	52,233
Associated British Foods plc	2,988	44,390
AstraZeneca plc	12,146	541,971
Autonomy Corp. plc*	1,802	49,875
Aviva plc	22,978	134,417
BAE Systems plc	29,648	167,134
Balfour Beatty plc	4,244	18,828
Barclays plc	92,570	506,382
BG Group plc	28,187	488,076
BHP Billiton plc	18,516	635,329
BP plc	157,203	1,487,891
British Airways plc*	5,002	18,454
British American Tobacco plc	16,748	577,589
British Land Co. plc	7,149	52,218
British Sky Broadcasting Group plc	9,558	87,359
BT Group plc	64,976	122,227
Bunzl plc	2,745	30,048
Burberry Group plc	3,791	41,124
Cable & Wireless Communications plc	21,296	17,896
Cable & Wireless Worldwide*	21,296	29,746
Cadbury plc	11,458	151,913
Cairn Energy plc*	11,550	73,124
Capita Group plc	5,218	59,932
Carnival plc	1,360	55,853
Carphone Warehouse Group plc*	1,921	4,651
Centrica plc	42,934	191,577
Cobham plc	9,589	37,415
Compass Group plc	15,497	123,759
Diageo plc	20,970	352,125
Drax Group plc	3,003	17,034
Eurasian Natural Resources Corp.	2,160	39,091
F&C Asset Management plc	2,040	1,927
FirstGroup plc	4,243	23,127
G4S plc	10,633	42,215
GlaxoSmithKline plc	43,528	836,323
Hammerson plc	5,836	34,857
Home Retail Group plc	7,361	30,287
HSBC Holdings plc	145,263	1,473,244
ICAP plc	4,533	25,726
Imperial Tobacco Group plc	8,527	260,217
Inmarsat plc	3,625	41,608
Intercontinental Hotels Group plc	2,157	33,797
International Power plc	12,764	61,799
Invensys plc	7,010	36,260
Investec plc	3,540	28,969
J Sainsbury plc	9,974	49,609
Johnson Matthey plc	1,801	47,742
Kazakhmys plc*	1,795	41,615
Kingfisher plc	19,806	64,471
Land Securities Group plc	6,342	65,283
Legal & General Group plc	49,177	65,741
Liberty International plc	3,797	29,026
Lloyds TSB Group plc*	136,732	130,306
London Stock Exchange Group plc	1,304	14,066
Lonmin plc*	1,294	40,039
Man Group plc	14,330	52,542
Marks & Spencer Group plc	13,242	74,408
National Grid plc	20,410	198,785
Next plc	1,653	54,309
Old Mutual plc*	44,269	82,334
Pearson plc	6,794	106,863
Petrofac Ltd.	1,738	31,718
Prudential plc	21,173	175,999
Reckitt Benckiser Group plc	5,083	279,133
Reed Elsevier plc	10,169	81,132
Rexam plc	7,355	32,708
Rio Tinto plc	11,500	681,808
Rolls-Royce Group plc:
Common*	15,543	140,527
Common C Shares Entitlement*	932,580	1,416
Royal Bank of Scotland Group plc*	141,866	94,771
RSA Insurance Group plc	27,964	54,132
SABMiller plc	7,921	232,343
Sage Group plc	10,997	39,921
Schroders plc	1,077	23,007
Scottish & Southern Energy plc	7,722	129,080
Segro plc	6,160	29,891
Serco Group plc	4,088	37,302
Severn Trent plc	2,071	37,574
Shire plc	4,700	103,754
Smith & Nephew plc	7,417	73,928
Smiths Group plc	3,263	56,278
Standard Chartered plc	16,863	460,201
Standard Life plc	18,566	56,460
TalkTalk Telecom Group plc*	3,841	7,523
Tesco plc	66,276	438,165
Thomas Cook Group plc	7,639	31,291
Tomkins plc	7,691	27,557
TUI Travel plc	4,994	22,860
Tullow Oil plc	6,724	127,609
Unilever plc	10,767	316,314
United Utilities Group plc	5,717	48,520
Vedanta Resources plc	1,159	48,848
Vodafone Group plc	440,349	1,016,211
Whitbread plc	1,463	32,741
William Morrison Supermarkets plc	17,650	78,650
Wolseley plc*	2,381	57,550
WPP plc	10,511	108,995
		16,058,438

United States - 0.1%
Synthes, Inc.	498	62,244

Total Equity Securities (Cost $86,865,929)		84,781,918

iShares MSCI EAFE Index Fund	53,828	3,014,368

Total Exchange Traded Funds (Cost $2,863,855)		3,014,368

TIME DEPOSIT - 0.3%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$227,090	227,090

Total Time Deposit (Cost $227,090)		227,090

TOTAL INVESTMENTS (Cost $89,956,874) - 99.2%		88,023,376
Other assets and liabilities, net - 0.8%		706,114
NET ASSETS - 100%		$88,729,490
		===========
(b) This security was valued by the Board of Directors.
* Non-income producing security.
Abbreviations: CVA: Certificaten Van Aandelen FDR: Fiduciary Depositary Receipts REIT: Real Estate Investment Trust

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT RUSSELL 2000 SMALL CAP INDEX PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 95.6%	SHARES	VALUE
Aerospace & Defense - 1.7%
AAR Corp.*	2,511	$62,323
Aerovironment, Inc.*	917	23,943
American Science & Engineering, Inc.	591	44,278
Applied Signal Technology, Inc.	897	17,563
Argon ST, Inc.*	932	24,800
Ascent Solar Technologies, Inc.*	1,229	4,732
Astronics Corp.*	730	7,161
Ceradyne, Inc.*	1,673	37,960
Cubic Corp.	1,014	36,504
Curtiss-Wright Corp.	2,936	102,173
DigitalGlobe, Inc.*	1,016	28,397
Ducommun, Inc.	721	15,148
DynCorp International, Inc.*	1,706	19,602
Esterline Technologies Corp.*	1,927	95,252
GenCorp, Inc.*	3,476	20,022
GeoEye, Inc.*	1,322	38,999
Global Defense Technology & Systems, Inc.*	320	4,288
HEICO Corp.	1,500	77,340
Herley Industries, Inc.*	1,076	15,774
Hexcel Corp.*	6,265	90,467
Ladish Co., Inc.*	1,161	23,406
LMI Aerospace, Inc.*	692	12,857
Moog, Inc.*	2,937	104,029
Orbital Sciences Corp.*	3,662	69,615
Stanley, Inc.*	792	22,406
Taser International, Inc.*	4,261	24,969
Teledyne Technologies, Inc.*	2,338	96,489
Todd Shipyards Corp.	455	7,476
Triumph Group, Inc.	1,081	75,767
		1,203,740

Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	4,389	14,791
Atlas Air Worldwide Holdings, Inc.*	1,345	71,352
Dynamex, Inc.*	725	12,470
Forward Air Corp.	1,879	49,418
HUB Group, Inc.*	2,411	67,460
Pacer International, Inc.*	2,628	15,820
		231,311

Airlines - 1.0%
Airtran Holdings, Inc.*	8,498	43,170
Alaska Air Group, Inc.*	2,363	97,426
Allegiant Travel Co.*	996	57,629
Hawaiian Holdings, Inc.*	3,555	26,200
JetBlue Airways Corp.*	16,436	91,713
Republic Airways Holdings, Inc.*	2,380	14,090
Skywest, Inc.	3,611	51,565
UAL Corp.*	10,893	212,958
US Airways Group, Inc.*	10,452	76,822
		671,573

Auto Components - 0.9%
American Axle & Manufacturing Holdings, Inc.*	3,624	36,168
Amerigon, Inc.*	1,764	17,834
ArvinMeritor, Inc.*	4,807	64,173
China Automotive Systems, Inc.*	341	7,881
Cooper Tire & Rubber Co.	3,826	72,771
Dana Holding Corp.*	9,190	109,177
Dorman Products, Inc.*	875	16,616
Drew Industries, Inc.*	1,267	27,899
Exide Technologies*	3,463	19,912
Fuel Systems Solutions, Inc.*	884	28,253
Hawk Corp.*	433	8,443
Modine Manufacturing Co.*	3,171	35,642
Raser Technologies, Inc.*	3,590	3,590
Spartan Motors, Inc.	2,476	13,866
Standard Motor Products, Inc.	1,237	12,271
Stoneridge, Inc.*	1,166	11,532
Superior Industries International, Inc.	1,592	25,599
Tenneco, Inc.*	3,829	90,556
Wonder Auto Technology, Inc.*	1,171	12,389
		614,572

Automobiles - 0.0%
Winnebago Industries*	2,007	29,322

Beverages - 0.1%
Boston Beer Co., Inc.*	659	34,439
Coca Cola Bottling Co. Consolidated	327	19,182
Heckmann Corp.*	5,143	29,829
National Beverage Corp.	857	9,530
		92,980

Biotechnology - 3.7%
Acorda Therapeutics, Inc.*	2,467	84,371
Affymax, Inc.*	1,193	27,952
Alkermes, Inc.*	6,133	79,545
Alnylam Pharmaceuticals, Inc.*	2,335	39,742
AMAG Pharmaceuticals, Inc.*	1,359	47,443
Amicus Therapeutics, Inc.*	1,196	3,815
Arena Pharmaceuticals, Inc.*	5,675	17,592
Ariad Pharmaceuticals, Inc.*	7,395	25,143
Arqule, Inc.*	2,994	17,245
Array Biopharma, Inc.*	3,610	9,891
AVI BioPharma, Inc.*	6,075	7,229
BioCryst Pharmaceuticals, Inc.*	1,477	9,704
Biospecifics Technologies Corp.*	285	7,909
Cardium Therapeutics, Inc.*	3,073	1,354
Celera Corp.*	5,529	39,256
Cell Therapeutics, Inc.*	38,275	20,695
Celldex Therapeutics, Inc.*	1,190	7,307
Cepheid, Inc.*	3,759	65,707
Chelsea Therapeutics International, Inc.*	1,869	6,635
Clinical Data, Inc.*	826	16,024
Cubist Pharmaceuticals, Inc.*	3,740	84,300
Curis, Inc.*	5,028	15,436
Cytokinetics, Inc.*	2,652	8,486
Cytori Therapeutics, Inc.*	1,987	9,061
Dyax Corp.*	4,431	15,110
Emergent Biosolutions, Inc.*	1,079	18,116
Enzon Pharmaceuticals, Inc.*	3,126	31,823
Exelixis, Inc.*	6,898	41,871
Facet Biotech Corp.*	1,750	47,232
Genomic Health, Inc.*	970	17,062
Geron Corp.*	5,788	32,876
GTx, Inc.*	1,485	4,960
Halozyme Therapeutics, Inc.*	4,454	35,587
Hemispherx Biopharma, Inc.*	8,741	6,468
Human Genome Sciences, Inc.*	12,198	368,380
Idenix Pharmaceuticals, Inc.*	1,994	5,623
Idera Pharmaceuticals, Inc.*	1,638	10,172
Immunogen, Inc.*	3,728	30,160
Immunomedics, Inc.*	5,060	16,799
Incyte Corp. Ltd.*	5,677	79,251
Infinity Pharmaceuticals, Inc.*	1,415	8,632
Insmed, Inc.*	9,871	11,648
InterMune, Inc.*	2,903	129,387
Ironwood Pharmaceuticals, Inc.*	1,300	17,576
Isis Pharmaceuticals, Inc.*	6,043	65,990
Lexicon Pharmaceuticals, Inc.*	6,399	9,471
Ligand Pharmaceuticals, Inc., Class B*	8,949	15,661
MannKind Corp.*	3,702	24,285
Martek Biosciences Corp.*	2,152	48,442
Maxygen, Inc.*	2,071	13,606
Medivation, Inc.*	1,983	20,802
Metabolix, Inc.*	1,513	18,428
Micromet, Inc.*	3,930	31,754
Molecular Insight Pharmaceuticals, Inc.*	1,409	1,846
Momenta Pharmaceuticals, Inc.*	2,539	38,009
Myriad Pharmaceuticals, Inc.*	1,819	8,222
Nabi Biopharmaceuticals*	4,129	22,586
Nanosphere, Inc.*	1,028	4,924
Neurocrine Biosciences, Inc.*	2,921	7,449
NeurogesX, Inc.*	816	7,670
Novavax, Inc.*	4,156	9,600
NPS Pharmaceuticals, Inc.*	3,762	18,960
Omeros Corp.*	480	3,379
OncoGenex Pharmaceutical, Inc.*	316	6,487
Onyx Pharmaceuticals, Inc.*	4,005	121,271
Opko Health, Inc.*	3,824	7,572
Orexigen Therapeutics, Inc.*	1,597	9,406
Osiris Therapeutics, Inc.*	1,190	8,806
OXiGENE, Inc.*	2,151	2,646
PDL BioPharma, Inc.	7,753	48,146
Pharmasset, Inc.*	1,446	38,753
Poniard Pharmaceuticals, Inc.*	1,820	2,093
Progenics Pharmaceuticals, Inc.*	2,122	11,310
Protalix BioTherapeutics, Inc.*	2,385	15,646
Regeneron Pharmaceuticals, Inc.*	4,088	108,291
Repligen Corp.*	2,475	10,048
Rigel Pharmaceuticals, Inc.*	3,437	27,393
Sangamo Biosciences, Inc.*	2,918	15,816
Savient Pharmaceuticals, Inc.*	4,393	63,479
Sciclone Pharmaceuticals, Inc.*	2,822	9,962
Seattle Genetics, Inc.*	5,400	64,476
SIGA Technologies, Inc.*	2,047	13,572
Spectrum Pharmaceuticals, Inc.*	2,586	11,921
StemCells, Inc.*	8,151	9,455
Synta Pharmaceuticals Corp.*	1,334	5,750
Theravance, Inc.*	3,459	46,074
Vanda Pharmaceuticals, Inc.*	1,839	21,222
Vical, Inc.*	2,625	8,820
Zymogenetics, Inc.*	3,206	18,370
		2,658,444

Building Products - 0.5%
AAON, Inc.	861	19,476
American Woodmark Corp.	707	13,709
Ameron International Corp.	599	37,671
Apogee Enterprises, Inc.	1,923	30,403
Builders FirstSource, Inc.*	2,767	8,716
Gibraltar Industries, Inc.*	1,862	23,480
Griffon Corp.*	2,820	35,137
Insteel Industries, Inc.	1,210	12,935
NCI Building Systems, Inc.*	1,238	13,667
Quanex Building Products Corp.	2,579	42,631
Simpson Manufacturing Co., Inc.	2,470	68,567
Trex Co., Inc.*	1,069	22,759
Universal Forest Products, Inc.	1,246	47,996
		377,147

Capital Markets - 2.5%
Allied Capital Corp.*	11,553	57,418
American Capital Ltd.*	18,220	92,558
Apollo Investment Corp.	11,473	146,051
Ares Capital Corp.	8,514	126,348
Artio Global Investors, Inc.	1,804	44,631
BGC Partners, Inc.	2,668	16,301
BlackRock Kelso Capital Corp.	1,036	10,319
Broadpoint Gleacher Securities Group, Inc.*	3,814	15,256
Calamos Asset Management, Inc.	1,353	19,402
Capital Southwest Corp.	205	18,630
Cohen & Steers, Inc.	1,187	29,628
Cowen Group, Inc.*	1,200	6,792
Diamond Hill Investment Group, Inc.	164	11,250
Duff & Phelps Corp.	1,119	18,732
E*Trade Financial Corp.*	101,193	166,968
Epoch Holding Corp.	804	9,077
Evercore Partners, Inc.	993	29,790
FBR Capital Markets Corp.*	1,352	6,152
Fifth Street Finance Corp.	2,683	31,150
GAMCO Investors, Inc.	495	22,522
GFI Group, Inc.	4,486	25,929
Gladstone Capital Corp.	1,681	19,836
Gladstone Investment Corp.	1,760	10,525
Harris & Harris Group, Inc.*	1,858	8,565
Hercules Technology Growth Capital, Inc.	2,420	25,628
International Assets Holding Corp.*	870	13,024
JMP Group, Inc.	1,155	9,817
Kayne Anderson Energy Development Co.	798	12,896
KBW, Inc.*	2,260	60,794
Knight Capital Group, Inc.*	6,032	91,988
Kohlberg Capital Corp.	1,466	8,298
LaBranche & Co., Inc.*	4,089	21,508
Main Street Capital Corp.	559	8,726
MCG Capital Corp.*	4,489	23,388
MF Global Holdings Ltd.*	6,279	50,672
MVC Capital, Inc.	1,494	20,274
NGP Capital Resources Co.	1,493	12,720
Oppenheimer Holdings, Inc.	640	16,326
optionsXpress Holdings, Inc.*	2,741	44,651
PennantPark Investment Corp.	1,728	17,902
Penson Worldwide, Inc.*	1,340	13,494
Piper Jaffray Co.'s*	1,280	51,584
Prospect Capital Corp.	4,125	50,119
Pzena Investment Management, Inc.*	491	3,746
Riskmetrics Group, Inc.*	1,617	36,560
Safeguard Scientifics, Inc.*	1,400	18,200
Sanders Morris Harris Group, Inc.	1,551	9,601
Solar Capital Ltd.	375	7,928
Stifel Financial Corp.*	1,951	104,866
SWS Group, Inc.	1,661	19,151
Thomas Weisel Partners Group, Inc.*	1,424	5,582
TICC Capital Corp.	2,100	13,839
TradeStation Group, Inc.*	2,296	16,095
Triangle Capital Corp.	586	8,227
US Global Investors, Inc.	1,009	9,979
Virtus Investment Partners, Inc.*	434	9,045
Westwood Holdings Group, Inc.	428	15,750
		1,776,208

Chemicals - 2.1%
American Vanguard Corp.	1,505	12,266
Ampal-American Israel Corp.*	1,584	4,404
Arch Chemicals, Inc.	1,626	55,918
Balchem Corp.	1,771	43,655
Calgon Carbon Corp.*	3,552	60,810
China Green Agriculture, Inc.*	648	9,072
Ferro Corp.*	5,629	49,479
H.B. Fuller Co.	3,153	73,181
Hawkins, Inc.	688	16,650
ICO, Inc.	2,207	17,833
Innophos Holdings, Inc.	1,189	33,173
Innospec, Inc.*	1,631	18,528
Koppers Holdings, Inc.	1,323	37,467
Kraton Performance Polymers, Inc.*	750	13,395
Landec Corp.*	1,849	12,259
LSB Industries, Inc.*	1,190	18,136
Minerals Technologies, Inc.	1,216	63,037
NewMarket Corp.	651	67,046
NL Industries, Inc.	532	4,565
Olin Corp.	5,059	99,258
OM Group, Inc.*	1,981	67,116
Omnova Solutions, Inc.*	3,020	23,707
PolyOne Corp.*	5,984	61,276
Quaker Chemical Corp.	819	22,203
Rockwood Holdings, Inc.*	3,196	85,078
Schulman A, Inc.	1,518	37,145
Sensient Technologies Corp.	3,161	91,859
ShengdaTech, Inc.*	1,941	14,538
Solutia, Inc.*	7,738	124,659
Spartech Corp.*	2,109	24,675
Stepan Co.	490	27,386
STR Holdings, Inc.*	852	20,022
Westlake Chemical Corp.	1,345	34,688
WR Grace & Co.*	4,690	130,194
Zep, Inc.	1,399	30,610
Zoltek Co.'s, Inc.*	1,916	18,470
		1,523,758

Commercial Banks - 5.9%
1st Source Corp.	1,038	18,217
Alliance Financial Corp.	324	9,552
American National Bankshares, Inc.	482	9,712
Ameris Bancorp	1,105	9,982
Ames National Corp.	514	10,306
Arrow Financial Corp.	649	17,452
Auburn National Bancorporation, Inc.	185	3,820
Bancfirst Corp.	454	19,027
Banco Latinoamericano de Exportaciones SA	1,891	27,155
Bancorp Rhode Island, Inc.	288	7,877
Bancorp, Inc.*	1,381	12,291
Bank of Kentucky Financial Corp.	243	4,845
Bank of Marin Bancorp	408	13,497
Bank of the Ozarks, Inc.	986	34,697
Banner Corp.	1,191	4,573
Bar Harbor Bankshares	227	6,924
Boston Private Financial Holdings, Inc.	4,678	34,477
Bridge Bancorp, Inc.	491	11,489
Bryn Mawr Bank Corp.	548	9,946
Camden National Corp.	528	16,954
Cape Bancorp, Inc.*	930	7,505
Capital City Bank Group, Inc.	939	13,381
Cardinal Financial Corp.	1,926	20,570
Cathay General Bancorp	5,104	59,462
Center Bancorp, Inc.	869	7,221
Centerstate Banks of Florida, Inc.	1,236	15,141
Central Pacific Financial Corp.*	2,178	3,659
Century Bancorp, Inc.	277	5,318
Chemical Financial Corp.	1,467	34,651
Chicopee Bancorp, Inc.*	510	6,477
Citizens & Northern Corp.	715	8,973
Citizens Holding Co.	314	7,750
Citizens Republic Bancorp, Inc.*	24,665	29,105
City Holding Co.	1,035	35,490
CNB Financial Corp.	682	10,530
CoBiz Financial, Inc.	1,421	8,853
Columbia Banking System, Inc.	1,822	37,005
Community Bank System, Inc.	2,122	48,339
Community Trust Bancorp, Inc.	1,102	29,853
CVB Financial Corp.	5,502	54,635
Danvers Bancorp, Inc.	1,422	19,666
Eagle Bancorp, Inc.*	781	9,255
East West Bancorp, Inc.	7,163	124,779
Enterprise Bancorp, Inc.	399	4,872
Enterprise Financial Services Corp.	881	9,744
Farmers Capital Bank Corp.	495	4,242
Financial Institutions, Inc.	874	12,778
First Bancorp (North Carolina)	1,145	15,480
First Bancorp (Puerto Rico)	6,345	15,291
First Bancorp, Inc. (Maine)	691	11,015
First Busey Corp.	3,222	14,241
First California Financial Group, Inc.*	446	1,177
First Commonwealth Financial Corp.	5,869	39,381
First Community Bancshares, Inc.	723	8,944
First Financial Bancorp	3,761	66,908
First Financial Bankshares, Inc.	1,351	69,644
First Financial Corp.	866	25,079
First Merchants Corp.	1,736	12,083
First Midwest Bancorp, Inc.	4,766	64,579
First of Long Island Corp.	427	10,291
First South Bancorp, Inc.	641	8,013
FirstMerit Corp.	5,360	115,615
FNB Corp.	7,395	59,973
German American Bancorp, Inc.	875	13,239
Glacier Bancorp, Inc.	3,992	60,798
Great Southern Bancorp, Inc.	692	15,528
Guaranty Bancorp*	4,153	6,603
Hampton Roads Bankshares, Inc.	1,456	2,271
Hancock Holding Co.	1,778	74,338
Harleysville National Corp.	3,271	21,916
Heartland Financial USA, Inc.	1,017	16,241
Heritage Financial Corp.*	440	6,640
Home Bancorp, Inc.*	705	9,870
Home Bancshares, Inc.	1,206	31,887
IBERIABANK Corp.	1,338	80,293
Independent Bank Corp.	1,448	35,708
International Bancshares Corp.	3,381	77,729
Investors Bancorp, Inc.*	3,032	40,022
Lakeland Bancorp, Inc.	1,608	14,231
Lakeland Financial Corp.	1,086	20,688
MainSource Financial Group, Inc.	1,480	9,960
MB Financial, Inc.	3,262	73,493
Merchants Bancshares, Inc.	377	8,185
Metro Bancorp, Inc.*	413	5,687
Midsouth Bancorp, Inc.	362	5,973
Nara Bancorp, Inc.*	2,266	19,850
National Bankshares, Inc.	547	14,906
National Penn Bancshares, Inc.:
Common Stock	8,201	56,587
Fractional Shares (b)*	25,000	5
NBT Bancorp, Inc.	2,225	50,841
Northfield Bancorp, Inc.	1,332	19,287
Northrim BanCorp, Inc.	500	8,540
Norwood Financial Corp.	148	3,996
Ohio Valley Banc Corp.	315	6,785
Old National Bancorp	5,645	67,458
Old Point Financial Corp.	159	2,347
Old Second Bancorp, Inc.	1,095	7,216
OmniAmerican Bancorp, Inc.*	800	9,224
Oriental Financial Group, Inc.	1,831	24,720
Orrstown Financial Services, Inc.	404	10,249
Pacific Capital Bancorp*	3,497	6,330
Pacific Continental Corp.	1,250	13,125
PacWest Bancorp	1,730	39,479
Park National Corp.	714	44,489
Peapack Gladstone Financial Corp.	695	10,918
Penns Woods Bancorp, Inc.	303	10,166
Peoples Bancorp, Inc.	821	13,530
Peoples Financial Corp.	299	4,476
Pinnacle Financial Partners, Inc.*	2,298	34,723
Porter Bancorp, Inc.	221	2,895
Premierwest Bancorp*	1,620	729
PrivateBancorp, Inc.	3,421	46,868
Prosperity Bancshares, Inc.	2,992	122,672
Renasant Corp.	1,454	23,526
Republic Bancorp, Inc.	737	13,885
Republic First Bancorp, Inc.*	566	2,190
S&T Bancorp, Inc.	1,624	33,942
Sandy Spring Bancorp, Inc.	1,309	19,635
Santander BanCorp*	295	3,620
SCBT Financial Corp.	872	32,299
Shore Bancshares, Inc.	669	9,533
Sierra Bancorp	592	7,631
Signature Bank*	2,633	97,553
Simmons First National Corp.	1,160	31,981
Smithtown Bancorp, Inc.	1,158	4,783
South Financial Group, Inc.	12,507	8,646
Southside Bancshares, Inc.	905	19,528
Southwest Bancorp, Inc.	1,158	9,577
State Bancorp, Inc.	1,141	8,980
StellarOne Corp.	1,700	22,729
Sterling BanCorp.	1,434	14,412
Sterling Bancshares, Inc.	5,683	31,711
Sterling Financial Corp.*	3,940	2,246
Suffolk Bancorp	661	20,299
Sun Bancorp, Inc.*	1,172	4,617
Susquehanna Bancshares, Inc.	5,961	58,477
SVB Financial Group*	2,658	124,022
SY Bancorp, Inc.	792	18,018
Texas Capital Bancshares, Inc.*	2,312	43,905
Tompkins Financial Corp.	627	22,873
Tower Bancorp, Inc.	275	7,362
TowneBank	1,583	22,099
Trico Bancshares	961	19,124
Trustmark Corp.	4,095	100,041
UMB Financial Corp.	2,090	84,854
Umpqua Holdings Corp.	6,215	82,411
Union First Market Bankshares Corp.	1,075	16,233
United Bankshares, Inc.	2,479	64,999
United Community Banks, Inc.*	5,653	24,930
United Security Bancshares	475	7,111
Univest Corp. of Pennsylvania	987	18,447
Washington Banking Co.	1,053	13,257
Washington Trust Bancorp, Inc.	909	16,944
Webster Financial Corp.	4,405	77,043
WesBanco, Inc.	1,582	25,723
West Bancorporation, Inc.	1,387	9,126
Westamerica Bancorporation	1,897	109,362
Western Alliance Bancorp*	3,621	20,603
Wilber Corp.	459	3,006
Wilshire Bancorp, Inc.	1,534	16,920
Wintrust Financial Corp.	1,556	57,899
Yadkin Valley Financial Corp.	913	3,926
		4,225,510

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	2,983	63,240
ACCO Brands Corp.*	3,764	28,832
American Reprographics Co.*	2,509	22,506
Amrep Corp.*	138	2,005
APAC Customer Services, Inc.*	2,008	11,546
ATC Technology Corp.*	1,367	23,458
Bowne & Co., Inc.	2,221	24,786
Cenveo, Inc.*	3,827	33,142
Clean Harbors, Inc.*	1,392	77,340
Consolidated Graphics, Inc.*	675	27,952
Cornell Co.'s, Inc.*	762	13,952
Courier Corp.	832	13,736
Deluxe Corp.	3,316	64,397
EnergySolutions, Inc.	5,203	33,455
EnerNOC, Inc.*	967	28,701
Ennis, Inc.	1,786	29,058
Fuel Tech, Inc.*	1,212	9,720
G&K Services, Inc.	1,278	33,075
GEO Group, Inc.:
Common Stock*	3,322	65,842
Escrow (b)*	100,000	12
Healthcare Services Group	2,821	63,162
Heritage-Crystal Clean, Inc.*	202	2,283
Herman Miller, Inc.	3,488	62,993
HNI Corp.	2,911	77,520
Innerworkings, Inc.*	1,691	8,793
Interface, Inc.	3,349	38,781
Kimball International, Inc., Class B	2,210	15,360
Knoll, Inc.	3,055	34,369
M&F Worldwide Corp.*	739	22,613
Mcgrath Rentcorp	1,532	37,120
Metalico, Inc.*	1,927	11,543
Mine Safety Appliances Co.	1,731	48,399
Mobile Mini, Inc.*	2,396	37,114
Multi-Color Corp.	757	9,069
North American Galvanizing & Coating, Inc.*	1,004	5,582
Perma-Fix Environmental Services*	4,267	9,558
Rollins, Inc.	2,844	61,658
Schawk, Inc.	1,200	21,756
Standard Parking Corp.*	515	8,456
Standard Register Co.	1,196	6,399
Steelcase, Inc.	4,634	29,982
SYKES Enterprises, Inc.*	2,473	56,483
Team, Inc.*	1,357	22,513
Tetra Tech, Inc.*	3,908	90,040
United Stationers, Inc.*	1,541	90,688
US Ecology, Inc.	1,232	19,835
Viad Corp.	1,522	31,277
Waste Services, Inc.*	1,226	12,125
		1,542,226

Communications Equipment - 2.9%
3Com Corp.*	25,242	194,111
Acme Packet, Inc.*	2,522	48,624
ADC Telecommunications, Inc.*	6,270	45,834
Adtran, Inc.	3,586	94,491
Airvana, Inc.*	1,921	14,715
Anaren, Inc.*	1,002	14,268
Arris Group, Inc.*	8,031	96,452
Aruba Networks, Inc.*	3,794	51,826
Aviat Networks, Inc.*	4,319	28,635
Bel Fuse, Inc., Class B	701	14,125
BigBand Networks, Inc.*	2,619	9,245
Black Box Corp.	1,214	37,343
Blue Coat Systems, Inc.*	2,562	79,524
Cogo Group, Inc.*	1,591	11,121
Communications Systems, Inc.	482	6,232
Comtech Telecommunications Corp.*	1,826	58,414
DG FastChannel, Inc.*	1,354	43,260
Digi International, Inc.*	1,699	18,077
Emcore Corp.*	5,846	7,074
EMS Technologies, Inc.*	1,050	17,430
Emulex Corp.*	5,383	71,486
Extreme Networks*	6,916	21,232
Globecomm Systems, Inc.*	1,607	12,358
Harmonic, Inc.*	6,505	41,047
Hughes Communications, Inc.*	572	15,930
Infinera Corp.*	5,449	46,425
InterDigital, Inc.*	2,836	79,011
Ixia*	2,169	20,107
KVH Industries, Inc.*	1,103	14,549
Loral Space & Communications, Inc.*	739	25,954
Netgear, Inc.*	2,231	58,229
Network Equipment Technologies, Inc.*	2,304	12,695
Oplink Communications, Inc.*	1,413	26,197
Opnext, Inc.*	1,520	3,587
Palm, Inc.*	10,717	40,296
Parkervision, Inc.*	1,832	3,114
PC-Tel, Inc.*	1,456	8,998
Plantronics, Inc.	3,170	99,158
Polycom, Inc.*	5,440	166,355
Powerwave Technologies, Inc.*	10,470	13,089
Riverbed Technology, Inc.*	3,551	100,848
Seachange International, Inc.*	2,460	17,663
ShoreTel, Inc.*	3,051	20,167
Sonus Networks, Inc.*	15,017	39,194
Sycamore Networks, Inc.	1,328	26,706
Symmetricom, Inc.*	3,011	17,554
Tekelec*	4,323	78,506
Utstarcom, Inc.*	8,802	24,558
Viasat, Inc.*	1,968	68,112
		2,063,926

Computers & Peripherals - 0.8%
3PAR, Inc.*	1,894	18,940
ActivIdentity Corp.*	3,619	10,278
Adaptec, Inc.*	8,430	27,566
Avid Technology, Inc.*	1,946	26,816
Compellent Technologies, Inc.*	1,125	19,744
Cray, Inc.*	2,516	14,970
Electronics for Imaging, Inc.*	2,886	33,564
Imation Corp.*	2,260	24,882
Immersion Corp.*	2,323	11,615
Intermec, Inc.*	4,026	57,089
Intevac, Inc.*	1,513	20,910
Isilon Systems, Inc.*	1,962	16,893
Netezza Corp.*	3,060	39,137
Novatel Wireless, Inc.*	2,100	14,133
Quantum Corp.*	13,640	35,873
Rimage Corp.*	646	9,341
Silicon Graphics International Corp.*	2,362	25,250
STEC, Inc.*	1,705	20,426
Stratasys, Inc.*	1,313	32,011
Super Micro Computer, Inc.*	1,763	30,465
Synaptics, Inc.*	2,226	61,460
		551,363

Construction & Engineering - 0.8%
Argan, Inc.*	585	7,605
Comfort Systems USA, Inc.	2,669	33,336
Dycom Industries, Inc.*	2,691	23,600
EMCOR Group, Inc.*	4,266	105,072
Furmanite Corp.*	2,902	15,061
Granite Construction, Inc.	2,224	67,209
Great Lakes Dredge & Dock Corp.	2,761	14,495
Insituform Technologies, Inc.*	2,520	67,057
Integrated Electrical Services, Inc.*	617	3,486
Layne Christensen Co.*	1,329	35,498
MasTec, Inc.*	3,381	42,634
Michael Baker Corp.*	583	20,102
MYR Group, Inc.*	1,189	19,393
Northwest Pipe Co.*	689	15,055
Orion Marine Group, Inc.*	1,847	33,338
Pike Electric Corp.*	1,145	10,671
Primoris Services Corp.	644	4,984
Sterling Construction Co., Inc.*	1,119	17,591
Tutor Perini Corp.*	1,673	36,388
		572,575

Construction Materials - 0.1%
Headwaters, Inc.*	4,077	18,713
Texas Industries, Inc.	1,534	52,417
United States Lime & Minerals, Inc.*	143	5,530
US Concrete, Inc.*	3,167	1,203
		77,863

Consumer Finance - 0.5%
Advance America Cash Advance Centers, Inc.	3,524	20,510
Cardtronics, Inc.*	1,000	12,570
Cash America International, Inc.	1,916	75,644
CompuCredit Holdings Corp.	1,284	6,625
Credit Acceptance Corp.*	415	17,114
Dollar Financial Corp.*	1,564	37,630
Ezcorp, Inc.*	2,937	60,502
First Cash Financial Services, Inc.*	1,436	30,974
First Marblehead Corp.*	4,239	12,039
Nelnet, Inc.	1,394	25,873
QC Holdings, Inc.	270	1,396
Rewards Network, Inc.	504	6,754
World Acceptance Corp.*	1,056	38,100
		345,731

Containers & Packaging - 0.5%
AEP Industries, Inc.*	367	9,549
Boise, Inc.*	2,019	12,377
Bway Holding Co.*	596	11,980
Graham Packaging Co., Inc.*	1,125	14,119
Graphic Packaging Holding Co.*	7,706	27,819
Myers Industries, Inc.	2,159	22,626
Rock-Tenn Co.	2,490	113,469
Silgan Holdings, Inc.	1,736	104,559
		316,498

Distributors - 0.0%
Audiovox Corp.*	1,390	10,814
Core-Mark Holding Co., Inc.*	670	20,509
		31,323

Diversified Consumer Services - 1.2%
American Public Education, Inc.*	1,179	54,941
Bridgepoint Education, Inc.*	1,095	26,915
Capella Education Co.*	947	87,919
ChinaCast Education Corp.*	2,320	16,959
Coinstar, Inc.*	1,959	63,668
Corinthian Colleges, Inc.*	5,195	91,380
CPI Corp.	396	5,489
Grand Canyon Education, Inc.*	1,088	28,440
Jackson Hewitt Tax Service, Inc.*	2,266	4,532
K12, Inc.*	1,531	34,004
Learning Tree International, Inc.*	519	7,302
Lincoln Educational Services Corp.*	765	19,355
Mac-Gray Corp.	905	10,217
Matthews International Corp.	1,975	70,112
Nobel Learning Communities, Inc.*	322	2,524
Pre-Paid Legal Services, Inc.*	508	19,228
Princeton Review, Inc.*	1,065	3,717
Regis Corp.	3,706	69,228
Sotheby's	4,341	134,962
Steiner Leisure Ltd.*	949	42,060
Stewart Enterprises, Inc.	5,547	34,669
Universal Technical Institute, Inc.*	1,282	29,255
		856,876

Diversified Financial Services - 0.5%
Asset Acceptance Capital Corp.*	1,189	7,503
California First National Bancorp	145	1,936
Compass Diversified Holdings	1,641	25,042
Encore Capital Group, Inc.*	930	15,299
Life Partners Holdings, Inc.	591	13,102
MarketAxess Holdings, Inc.	2,178	34,260
Medallion Financial Corp.	1,184	9,425
NewStar Financial, Inc.*	1,906	12,160
PHH Corp.*	3,530	83,202
Pico Holdings, Inc.*	1,469	54,632
Portfolio Recovery Associates, Inc.*	1,102	60,467
Primus Guaranty Ltd.*	1,277	5,363
Resource America, Inc.	783	3,758
		326,149

Diversified Telecommunication Services - 0.6%
AboveNet, Inc.*	859	43,577
Alaska Communications Systems Group, Inc.	3,177	25,797
Atlantic Tele-Network, Inc.	617	27,722
Cbeyond, Inc.*	1,598	21,861
Cincinnati Bell, Inc.*	13,989	47,702
Cogent Communications Group, Inc.*	3,058	31,834
Consolidated Communications Holdings, Inc.	1,608	30,488
General Communication, Inc.*	2,900	16,733
Global Crossing Ltd.*	2,019	30,588
HickoryTech Corp.	1,030	9,095
inContact, Inc.*	2,138	6,093
Iowa Telecommunications Services, Inc.	2,217	37,024
Neutral Tandem, Inc.*	2,130	34,037
PAETEC Holding Corp.*	7,965	37,276
Premiere Global Services, Inc.*	4,193	34,634
SureWest Communications*	1,128	9,690
		444,151

Electric Utilities - 1.1%
Allete, Inc.	1,903	63,712
Central Vermont Public Service Corp.	824	16,620
Cleco Corp.	3,920	104,076
El Paso Electric Co.*	2,915	60,049
Empire District Electric Co.	2,506	45,158
IDACORP, Inc.	3,060	105,937
MGE Energy, Inc.	1,500	53,040
PNM Resources, Inc.	5,622	70,444
Portland General Electric Co.	4,876	94,156
UIL Holdings Corp.	1,904	52,360
Unisource Energy Corp.	2,311	72,658
Unitil Corp.	726	16,879
		755,089

Electrical Equipment - 2.1%
A.O. Smith Corp.	1,424	74,860
Acuity Brands, Inc.	2,796	118,019
Advanced Battery Technologies, Inc.*	3,310	12,909
American Superconductor Corp.*	2,818	81,440
AZZ, Inc.	892	30,194
Baldor Electric Co.	3,020	112,948
Belden, Inc.	3,025	83,066
Brady Corp.	3,109	96,752
Broadwind Energy, Inc.*	2,478	11,077
Chase Corp.	480	6,058
China BAK Battery, Inc.*	2,409	5,806
Encore Wire Corp.	1,252	26,042
Ener1, Inc.*	3,304	15,628
Energy Conversion Devices, Inc.*	3,308	25,902
EnerSys*	2,619	64,584
Franklin Electric Co., Inc.	1,499	44,955
FuelCell Energy, Inc.*	5,465	15,411
Fushi Copperweld, Inc.*	1,149	12,892
Generac Holdings, Inc.*	1,270	17,793
GrafTech International Ltd.*	7,797	106,585
GT Solar International, Inc.*	2,291	11,982
Harbin Electric, Inc.*	894	19,301
II-VI, Inc.*	1,690	57,189
LaBarge, Inc.*	972	10,741
Lihua International, Inc.*	220	2,020
LSI Industries, Inc.	1,507	10,278
Microvision, Inc.*	4,522	12,752
Orion Energy Systems, Inc.*	723	3,543
Polypore International, Inc.*	1,562	27,272
Powell Industries, Inc.*	590	19,193
PowerSecure International, Inc.*	1,349	10,630
Preformed Line Products Co.	155	5,913
Regal-Beloit Corp.	2,325	138,128
SatCon Technology Corp.*	4,075	9,902
Ultralife Corp.*	1,001	4,014
Valence Technology, Inc.*	4,040	3,434
Vicor Corp.*	1,546	21,350
Woodward Governor Co.	3,912	125,106
		1,455,669

Electronic Equipment & Instruments - 2.0%
Agilysys, Inc.	1,051	11,740
Anixter International, Inc.*	1,933	90,561
Benchmark Electronics, Inc.*	4,236	87,855
Brightpoint, Inc.*	3,455	26,016
Checkpoint Systems, Inc.*	2,523	55,809
China Security & Surveillance Technology, Inc.*	3,042	23,393
Cogent, Inc.*	3,008	30,682
Cognex Corp.	2,574	47,593
Coherent, Inc.*	1,405	44,904
Comverge, Inc.*	1,315	14,873
CPI International, Inc.*	510	6,763
CTS Corp.	2,326	21,911
Daktronics, Inc.	2,468	18,806
DDi Corp.*	1,132	6,418
DTS, Inc.*	1,128	38,397
Echelon Corp.*	2,290	20,541
Electro Rent Corp.	1,223	16,058
Electro Scientific Industries, Inc.*	1,883	24,121
FARO Technologies, Inc.*	1,156	29,767
ICx Technologies, Inc.*	1,092	7,611
Insight Enterprises, Inc.*	2,964	42,563
IPG Photonics Corp.*	1,532	22,674
L-1 Identity Solutions, Inc.*	4,854	43,346
Littelfuse, Inc.*	1,410	53,594
Maxwell Technologies, Inc.*	1,454	18,015
Measurement Specialties, Inc.*	1,150	16,916
Mercury Computer Systems, Inc.*	1,566	21,486
Methode Electronics, Inc.	2,606	25,799
MTS Systems Corp.	1,156	33,559
Multi-Fineline Electronix, Inc.*	692	17,826
Newport Corp.*	2,495	31,187
OSI Systems, Inc.*	1,075	30,154
PAR Technology Corp.*	642	3,884
Park Electrochemical Corp.	1,410	40,523
PC Connection, Inc.*	756	4,687
PC Mall, Inc.*	882	4,463
Plexus Corp.*	2,561	92,273
Power-One, Inc.*	5,945	25,088
Radisys Corp.*	1,788	16,020
RAE Systems, Inc.*	3,207	2,614
Rofin-Sinar Technologies, Inc.*	1,877	42,458
Rogers Corp.*	1,083	31,418
Scansource, Inc.*	1,720	49,502
Smart Modular Technologies WWH, Inc.*	2,531	19,514
Spectrum Control, Inc.*	993	11,608
SYNNEX Corp.*	1,265	37,393
Technitrol, Inc.	2,828	14,932
TTM Technologies, Inc.*	2,984	26,498
Universal Display Corp.*	2,015	23,717
X-Rite, Inc.*	2,048	6,205
Zygo Corp.*	1,269	11,713
		1,445,448

Energy Equipment & Services - 1.6%
Allis-Chalmers Energy, Inc.*	4,233	14,985
Basic Energy Services, Inc.*	1,787	13,778
Bolt Technology Corp.*	687	7,770
Boots & Coots, Inc.*	6,175	15,005
Bristow Group, Inc.*	2,315	87,345
BronCo Drilling Co., Inc.*	1,634	7,680
Cal Dive International, Inc.*	3,095	22,686
CARBO Ceramics, Inc.	1,250	77,925
Complete Production Services, Inc.*	3,786	43,728
Dawson Geophysical Co.*	533	15,585
Dril-Quip, Inc.*	1,888	114,866
ENGlobal Corp.*	1,283	3,554
Geokinetics, Inc.*	381	2,747
Global Industries Ltd.*	6,473	41,557
Gulf Island Fabrication, Inc.	845	18,379
Gulfmark Offshore, Inc.*	1,477	39,214
Hercules Offshore, Inc.*	7,266	31,316
Hornbeck Offshore Services, Inc.*	1,580	29,341
ION Geophysical Corp.*	6,869	33,796
Key Energy Services, Inc.*	8,020	76,591
Lufkin Industries, Inc.	965	76,380
Matrix Service Co.*	1,807	19,443
Natural Gas Services Group, Inc.*	835	13,251
Newpark Resources*	6,117	32,114
OYO Geospace Corp.*	325	15,538
Parker Drilling Co.*	7,817	38,538
PHI, Inc.*	914	19,359
Pioneer Drilling Co.*	2,949	20,761
RPC, Inc.	1,943	21,626
Sulphco, Inc.*	4,243	1,230
Superior Well Services, Inc.*	1,242	16,618
T-3 Energy Services, Inc.*	868	21,318
Tetra Technologies, Inc.*	4,890	59,756
TGC Industries, Inc.*	1,044	4,218
Union Drilling, Inc.*	688	4,238
Vantage Drilling Co.*	5,359	7,931
Willbros Group, Inc.*	2,690	32,307
		1,102,474

Food & Staples Retailing - 0.8%
Andersons, Inc.	1,178	39,439
Arden Group, Inc.	92	9,778
Casey's General Stores, Inc.	3,296	103,494
Diedrich Coffee, Inc.*	238	8,282
Great Atlantic & Pacific Tea Co.*	2,321	17,802
Ingles Markets, Inc.	1,002	15,060
Nash Finch Co.	885	29,780
Pantry, Inc.*	1,631	20,371
Pricesmart, Inc.	1,150	26,738
Ruddick Corp.	2,790	88,276
Spartan Stores, Inc.	1,655	23,865
Susser Holdings Corp.*	620	5,239
United Natural Foods, Inc.*	2,791	78,511
Village Super Market, Inc.	430	12,053
Weis Markets, Inc.	764	27,779
Winn-Dixie Stores, Inc.*	3,534	44,140
		550,607

Food Products - 1.3%
AgFeed Industries, Inc.*	1,582	6,945
Alico, Inc.	267	6,742
American Dairy, Inc.*	566	10,839
American Italian Pasta Co.*	1,360	52,863
B&G Foods, Inc.	2,002	20,981
Calavo Growers, Inc.	718	13,096
Cal-Maine Foods, Inc.	1,004	34,026
Chiquita Brands International, Inc.*	2,991	47,048
Darling International, Inc.*	5,335	47,802
Diamond Foods, Inc.	1,106	46,496
Dole Food Co., Inc.*	2,481	29,400
Farmer Bros Co.	538	10,082
Fresh Del Monte Produce, Inc.*	2,658	53,824
Griffin Land & Nurseries, Inc.	267	7,756
Hain Celestial Group, Inc.*	2,640	45,804
Harbinger Group, Inc.*	714	4,834
HQ Sustainable Maritime Industries, Inc.*	532	3,192
Imperial Sugar Co.	949	14,719
J&J Snack Foods Corp.	919	39,949
Lancaster Colony Corp.	1,247	73,523
Lance, Inc.	1,867	43,184
Lifeway Foods, Inc.*	385	4,570
Omega Protein Corp.*	1,463	8,412
Overhill Farms, Inc.*	1,250	7,287
Sanderson Farms, Inc.	1,320	70,765
Seneca Foods Corp.*	650	18,928
Smart Balance, Inc.*	4,322	28,007
Synutra International, Inc.*	1,220	27,584
Tootsie Roll Industries, Inc.	1,615	43,655
TreeHouse Foods, Inc.*	2,049	89,890
Zhongpin, Inc.*	1,470	18,669
		930,872

Gas Utilities - 1.1%
Chesapeake Utilities Corp.	645	19,221
Laclede Group, Inc.	1,439	48,523
New Jersey Resources Corp.	2,735	102,726
Nicor, Inc.	2,935	123,035
Northwest Natural Gas Co.	1,723	80,292
Piedmont Natural Gas Co., Inc.	4,769	131,529
South Jersey Industries, Inc.	1,933	81,167
Southwest Gas Corp.	2,902	86,828
WGL Holdings, Inc.	3,254	112,751
		786,072

Health Care Equipment & Supplies - 3.5%
Abaxis, Inc.*	1,422	38,664
Abiomed, Inc.*	2,131	22,013
Accuray, Inc.*	2,876	17,515
AGA Medical Holdings, Inc.*	952	15,470
Align Technology, Inc.*	3,778	73,067
Alphatec Holdings, Inc.*	1,987	12,657
American Medical Systems Holdings, Inc.*	4,790	88,998
Analogic Corp.	831	35,509
Angiodynamics, Inc.*	1,688	26,367
Atrion Corp.	120	17,165
ATS Medical, Inc.*	3,743	9,732
Bovie Medical Corp.*	1,345	8,406
Cantel Medical Corp.	865	17,170
Cardiac Science Corp.*	1,550	2,899
Cardiovascular Systems, Inc.*	710	3,770
Conceptus, Inc.*	2,088	41,676
Conmed Corp.*	1,886	44,906
CryoLife, Inc.*	2,218	14,350
Cutera, Inc.*	1,050	10,889
Cyberonics, Inc.*	1,774	33,990
Cynosure, Inc.*	762	8,565
Delcath Systems, Inc.*	1,790	14,499
DexCom, Inc.*	3,094	30,105
Electro-Optical Sciences, Inc.*	1,393	10,336
Endologix, Inc.*	3,467	14,007
EnteroMedics, Inc.*	1,203	614
ev3, Inc.*	4,844	76,826
Exactech, Inc.*	562	11,785
Greatbatch, Inc.*	1,681	35,620
Haemonetics Corp.*	1,665	95,155
Hansen Medical, Inc.*	1,359	3,112
HeartWare International, Inc.*	488	21,701
ICU Medical, Inc.*	878	30,247
Immucor, Inc.*	4,571	102,345
Insulet Corp.*	2,245	33,877
Integra LifeSciences Holdings Corp.*	1,227	53,779
Invacare Corp.	1,876	49,789
IRIS International, Inc.*	1,248	12,742
Kensey Nash Corp.*	576	13,588
MAKO Surgical Corp.*	1,032	13,911
Masimo Corp.	3,291	87,376
Medical Action Industries, Inc.*	1,125	13,804
Meridian Bioscience, Inc.	2,626	53,492
Merit Medical Systems, Inc.*	2,024	30,866
Micrus Endovascular Corp.*	1,240	24,453
Natus Medical, Inc.*	2,021	32,154
Neogen Corp.*	1,285	32,254
NuVasive, Inc.*	2,367	106,988
NxStage Medical, Inc.*	1,585	18,148
OraSure Technologies, Inc.*	3,551	21,057
Orthofix International NV*	1,110	40,382
Orthovita, Inc.*	4,562	19,434
Palomar Medical Technologies, Inc.*	1,454	15,790
Quidel Corp.*	1,778	25,852
Rochester Medical Corp.*	791	10,141
Rockwell Medical Technologies, Inc.*	1,116	6,450
RTI Biologics, Inc.*	4,061	17,584
Sirona Dental Systems, Inc.*	1,101	41,871
Somanetics Corp.*	910	17,417
SonoSite, Inc.*	1,113	35,738
Spectranetics Corp.*	2,522	17,427
Stereotaxis, Inc.*	2,011	10,075
STERIS Corp.	3,794	127,706
SurModics, Inc.*	1,133	23,725
Symmetry Medical, Inc.*	2,600	26,104
Synovis Life Technologies, Inc.*	796	12,362
Thoratec Corp.*	3,664	122,561
TomoTherapy, Inc.*	3,263	11,127
TranS1, Inc.*	973	3,162
Utah Medical Products, Inc.	254	7,145
Vascular Solutions, Inc.*	1,278	11,489
Volcano Corp.*	3,257	78,689
West Pharmaceutical Services, Inc.	2,127	89,228
Wright Medical Group, Inc.*	2,568	45,633
Young Innovations, Inc.	430	12,109
Zoll Medical Corp.*	1,446	38,117
		2,455,726

Health Care Providers & Services - 3.5%
Air Methods Corp.*	746	25,364
Alliance Imaging, Inc.*	1,964	11,038
Allied Healthcare International, Inc.*	3,553	9,664
Almost Family, Inc.*	508	19,147
Amedisys, Inc.*	1,775	98,015
America Service Group, Inc.	652	10,491
American Caresource Holdings, Inc.*	836	1,480
American Dental Partners, Inc.*	1,023	13,350
AMERIGROUP Corp.*	3,432	114,080
AMN Healthcare Services, Inc.*	2,252	19,818
AmSurg Corp.*	1,992	43,007
Assisted Living Concepts, Inc.*	694	22,791
Bio-Reference Laboratories, Inc.*	766	33,681
BioScrip, Inc.*	2,676	21,354
Capital Senior Living Corp.*	1,797	9,452
CardioNet, Inc.*	1,876	14,351
Catalyst Health Solutions, Inc.*	2,380	98,484
Centene Corp.*	3,124	75,101
Chemed Corp.	1,467	79,775
Chindex International, Inc.*	880	10,393
Clarient, Inc.*	2,361	6,186
Continucare Corp.*	2,312	8,554
Corvel Corp.*	513	18,340
Cross Country Healthcare, Inc.*	2,311	23,364
Emergency Medical Services Corp.*	1,902	107,558
Emeritus Corp.*	1,367	27,818
Ensign Group, Inc.	663	11,490
Genoptix, Inc.*	1,093	38,791
Gentiva Health Services, Inc.*	1,879	53,138
Hanger Orthopedic Group, Inc.*	1,742	31,670
Health Grades, Inc.*	1,877	11,938
Healthsouth Corp.*	5,999	112,181
HealthSpring, Inc.*	3,179	55,950
Healthways, Inc.*	2,190	35,193
HMS Holdings Corp.*	1,676	85,459
inVentiv Health, Inc.*	2,171	48,761
IPC The Hospitalist Co., Inc.*	1,044	36,655
Kindred Healthcare, Inc.*	2,528	45,630
Landauer, Inc.	605	39,458
LCA-Vision, Inc.*	1,300	10,816
LHC Group, Inc.*	1,073	35,978
Magellan Health Services, Inc.*	2,289	99,526
Medcath Corp.*	1,026	10,742
Metropolitan Health Networks, Inc.*	3,191	10,307
Molina Healthcare, Inc.*	916	23,056
MWI Veterinary Supply, Inc.*	794	32,078
National Healthcare Corp.	552	19,530
National Research Corp.	137	3,469
Nighthawk Radiology Holdings, Inc.*	1,459	4,640
NovaMed, Inc.*	1,577	5,362
Odyssey HealthCare, Inc.*	2,137	38,701
Owens & Minor, Inc.	2,706	125,531
PharMerica Corp.*	2,106	38,371
Providence Service Corp.*	729	11,073
PSS World Medical, Inc.*	3,854	90,608
Psychiatric Solutions, Inc.*	3,652	108,830
RadNet, Inc.*	1,700	5,406
RehabCare Group, Inc.*	1,590	43,359
Res-Care, Inc.*	1,816	21,774
Select Medical Holdings Corp.*	2,338	19,733
Skilled Healthcare Group, Inc.*	1,394	8,601
Sun Healthcare Group, Inc.*	3,148	30,032
Sunrise Senior Living, Inc.*	3,577	18,314
Team Health Holdings, Inc.*	1,030	17,304
Triple-S Management Corp., Class B*	1,418	25,169
U.S. Physical Therapy, Inc.*	799	13,903
Universal American Corp.*	1,866	28,736
Virtual Radiologic Corp.*	557	6,127
WellCare Health Plans, Inc.*	2,740	81,652
		2,517,698

Health Care Technology - 0.6%
AMICAS, Inc.*	2,782	16,748
ATHENAHEALTH, Inc.*	2,174	79,481
Computer Programs & Systems, Inc.	715	27,942
Eclipsys Corp.*	3,646	72,483
MedAssets, Inc.*	2,561	53,781
Medidata Solutions, Inc.*	550	8,360
MedQuist, Inc.	724	5,654
Merge Healthcare, Inc.*	2,049	4,241
Omnicell, Inc.*	2,179	30,571
Phase Forward, Inc.*	2,799	36,583
Quality Systems, Inc.	1,531	94,065
Transcend Services, Inc.*	495	8,044
Vital Images, Inc.*	993	16,057
		454,010

Hotels, Restaurants & Leisure - 2.5%
AFC Enterprises, Inc.*	1,734	18,606
Ambassadors Group, Inc.	1,297	14,332
Ameristar Casinos, Inc.	1,765	32,158
Bally Technologies, Inc.*	3,535	143,309
Benihana, Inc.*	1,039	6,753
BJ's Restaurants, Inc.*	1,387	32,317
Bluegreen Corp.*	1,023	3,345
Bob Evans Farms, Inc.	1,992	61,573
Buffalo Wild Wings, Inc.*	1,170	56,289
California Pizza Kitchen, Inc.*	1,333	22,381
Caribou Coffee Co., Inc.*	540	3,575
Carrols Restaurant Group, Inc.*	890	6,052
CEC Entertainment, Inc.*	1,495	56,944
Cheesecake Factory, Inc.*	3,902	105,588
Churchill Downs, Inc.	656	24,600
CKE Restaurants, Inc.	3,171	35,103
Cracker Barrel Old Country Store, Inc.	1,469	68,132
Denny's Corp.*	6,630	25,459
DineEquity, Inc.*	1,139	45,025
Domino's Pizza, Inc.*	2,390	32,600
Dover Downs Gaming & Entertainment, Inc.	975	3,861
Einstein Noah Restaurant Group, Inc.*	351	4,265
Frisch's Restaurants, Inc.	176	3,890
Gaylord Entertainment Co.*	2,490	72,932
Great Wolf Resorts, Inc.*	2,359	7,502
Interval Leisure Group, Inc.*	2,568	37,390
Isle of Capri Casinos, Inc.*	1,259	9,795
Jack in the Box, Inc.*	3,705	87,253
Krispy Kreme Doughnuts, Inc.*	4,485	18,030
Lakes Entertainment, Inc.*	1,479	3,402
Landry's Restaurants, Inc.*	505	9,050
Life Time Fitness, Inc.*	2,613	73,425
Luby's, Inc.*	1,719	6,773
Marcus Corp.	1,385	17,991
McCormick & Schmick's Seafood Restaurants, Inc.*	1,172	11,802
Monarch Casino & Resort, Inc.*	614	5,243
Morgans Hotel Group Co.*	1,503	9,634
Multimedia Games, Inc.*	2,104	8,206
O'Charleys, Inc.*	1,444	12,909
Orient-Express Hotels Ltd.*	5,917	83,903
Papa John's International, Inc.*	1,419	36,482
Peet's Coffee & Tea, Inc.*	786	31,165
PF Chang's China Bistro, Inc.*	1,539	67,916
Pinnacle Entertainment, Inc.*	4,145	40,372
Red Lion Hotels Corp.*	1,051	7,588
Red Robin Gourmet Burgers, Inc.*	1,071	26,175
Ruby Tuesday, Inc.*	4,271	45,144
Ruth's Hospitality Group, Inc.*	1,602	8,491
Shuffle Master, Inc.*	3,701	30,311
Sonic Corp.*	3,932	43,449
Speedway Motorsports, Inc.	901	14,065
Steak N Shake Co.*	84	32,027
Texas Roadhouse, Inc.*	3,245	45,073
Town Sports International Holdings, Inc.*	1,394	5,450
Universal Travel Group*	792	7,849
Vail Resorts, Inc.*	1,910	76,572
Youbet.com, Inc.*	2,368	6,962
		1,806,488

Household Durables - 1.3%
American Greetings Corp.	2,559	53,330
Beazer Homes USA, Inc.*	4,312	19,576
Blyth, Inc.	407	12,719
Brookfield Homes Corp.*	809	7,071
Cavco Industries, Inc.*	516	17,616
CSS Industries, Inc.	519	10,432
Ethan Allen Interiors, Inc.	1,808	37,299
Furniture Brands International, Inc.*	3,311	21,290
Helen of Troy Ltd.*	1,939	50,530
Hooker Furniture Corp.	751	12,076
Hovnanian Enterprises, Inc.*	3,696	16,078
iRobot Corp.*	1,426	21,618
La-Z-Boy, Inc.*	3,341	41,896
M/I Homes, Inc.*	1,117	16,364
Meritage Homes Corp.*	2,129	44,709
National Presto Industries, Inc.	314	37,338
NIVS IntelliMedia Technology Group, Inc.*	646	2,481
Ryland Group, Inc.	2,794	62,697
Sealy Corp.*	3,443	12,050
Skyline Corp.	544	10,118
Standard Pacific Corp.*	6,962	31,468
Stanley Furniture Co., Inc.*	816	8,291
Tempur-Pedic International, Inc.*	4,861	146,608
Tupperware Brands Corp.	4,065	196,014
Universal Electronics, Inc.*	940	21,000
		910,669

Household Products - 0.1%
Cellu Tissue Holdings, Inc.*	560	5,589
Central Garden and Pet Co.*	4,049	37,089
Oil-Dri Corp. of America	406	7,848
Orchids Paper Products Co.*	383	6,300
WD-40 Co.	1,076	35,325
		92,151

Independent Power Producers & Energy Traders - 0.0%
US Geothermal, Inc.*	4,942	4,497

Industrial Conglomerates - 0.2%
Otter Tail Corp.	2,302	50,552
Raven Industries, Inc.	1,107	32,645
Seaboard Corp.	23	29,879
Standex International Corp.	853	21,982
Tredegar Corp.	1,925	32,879
United Capital Corp.*	143	3,392
		171,329

Insurance - 3.0%
AMBAC Financial Group, Inc.*	21,026	11,707
American Equity Investment Life Holding Co.	4,013	42,738
American Physicians Capital, Inc.	665	21,247
American Physicians Service Group, Inc.	503	12,575
American Safety Insurance Holdings Ltd.*	593	9,838
Amerisafe, Inc.*	1,303	21,330
Amtrust Financial Services, Inc.	1,567	21,860
Argo Group International Holdings Ltd.	2,001	65,213
Assured Guaranty Ltd.	8,183	179,780
Baldwin & Lyons, Inc., Class B	563	13,563
Citizens, Inc.*	2,297	15,872
CNA Surety Corp.*	1,156	20,565
Conseco, Inc.*	16,262	101,150
Crawford & Co., Class B*	1,432	5,828
Delphi Financial Group, Inc.	3,002	75,530
Donegal Group, Inc.	916	13,291
Eastern Insurance Holdings, Inc.	618	6,267
eHealth, Inc.*	1,708	26,901
EMC Insurance Group, Inc.	340	7,657
Employers Holdings, Inc.	3,040	45,144
Enstar Group Ltd.*	461	31,883
FBL Financial Group, Inc.	894	21,885
First Acceptance Corp.*	1,175	2,397
First Mercury Financial Corp.	986	12,848
Flagstone Reinsurance Holdings Ltd.	2,700	30,942
Fpic Insurance Group, Inc.*	732	19,844
Greenlight Capital Re Ltd.*	1,828	48,771
Hallmark Financial Services*	470	4,230
Harleysville Group, Inc.	958	32,342
Hilltop Holdings, Inc.*	2,735	32,136
Horace Mann Educators Corp.	2,543	38,298
Independence Holding Co.	517	4,906
Infinity Property & Casualty Corp.	890	40,442
Kansas City Life Insurance Co.	365	11,527
Maiden Holdings Ltd.	3,438	25,407
Max Capital Group Ltd.	2,995	68,855
Meadowbrook Insurance Group, Inc.	4,057	32,050
Mercer Insurance Group, Inc.	441	7,938
Montpelier Re Holdings Ltd.	5,229	87,899
National Financial Partners Corp.*	2,671	37,661
National Interstate Corp.	490	10,148
National Western Life Insurance Co.	156	28,759
Navigators Group, Inc.*	862	33,902
NYMAGIC, Inc.	377	8,004
Phoenix Co.'s, Inc.*	7,976	19,302
Platinum Underwriters Holdings Ltd.	3,323	123,217
PMA Capital Corp.*	2,532	15,546
Presidential Life Corp.	1,423	14,187
ProAssurance Corp.*	2,147	125,685
RLI Corp.	1,211	69,051
Safety Insurance Group, Inc.	863	32,509
SeaBright Insurance Holdings, Inc.	1,495	16,460
Selective Insurance Group	3,428	56,905
State Auto Financial Corp.	979	17,573
Stewart Information Services Corp.	1,361	18,782
Tower Group, Inc.	2,911	64,537
United America Indemnity Ltd.*	2,728	26,107
United Fire & Casualty Co.	1,525	27,435
Universal Insurance Holdings, Inc.	1,043	5,278
Zenith National Insurance Corp.	2,422	92,811
		2,116,515

Internet & Catalog Retail - 0.5%
1-800-FLOWERS.COM, Inc.*	2,081	5,223
Blue Nile, Inc.*	821	45,171
Drugstore.Com*	6,658	23,769
Gaiam, Inc.	1,432	11,886
HSN, Inc.*	2,576	75,837
NutriSystem, Inc.	2,119	37,739
Orbitz Worldwide, Inc.*	2,514	17,875
Overstock.com, Inc.*	1,079	17,534
PetMed Express, Inc.	1,611	35,716
Shutterfly, Inc.*	1,568	37,773
US Auto Parts Network, Inc.*	778	5,851
Vitacost.com, Inc.*	763	9,194
		323,568

Internet Software & Services - 1.8%
Ancestry.com, Inc.*	535	9,068
Archipelago Learning, Inc.*	499	7,275
Art Technology Group, Inc.*	10,193	44,951
comScore, Inc.*	1,433	23,917
Constant Contact, Inc.*	1,654	38,406
DealerTrack Holdings, Inc.*	2,439	41,658
Dice Holdings, Inc.*	1,136	8,634
Digital River, Inc.*	2,478	75,083
DivX, Inc.*	2,147	15,372
Earthlink, Inc.	6,868	58,653
GSI Commerce, Inc.*	1,960	54,233
Imergent, Inc.	619	4,166
Infospace, Inc.*	2,415	26,686
Innodata Isogen, Inc.*	1,692	6,853
Internap Network Services Corp.*	4,018	22,501
Internet Brands, Inc.*	1,767	16,292
Internet Capital Group, Inc.*	2,537	21,438
Ipass, Inc.*	3,977	4,574
j2 Global Communications, Inc.*	2,896	67,766
Keynote Systems, Inc.	1,035	11,789
Knot, Inc.*	2,250	17,595
Limelight Networks, Inc.*	2,297	8,407
Liquidity Services, Inc.*	1,166	13,456
LivePerson, Inc.*	2,848	21,844
LogMeIn, Inc.*	550	11,379
LoopNet, Inc.*	1,590	17,872
Marchex, Inc., Class B	1,359	6,944
MercadoLibre, Inc.*	1,676	80,800
ModusLink Global Solutions, Inc.*	3,148	26,538
Move, Inc.*	10,640	22,238
NIC, Inc.	3,482	27,403
OpenTable, Inc.*	237	9,037
Openwave Systems, Inc.*	6,580	15,134
Perficient, Inc.*	1,973	22,236
QuinStreet, Inc.*	675	11,482
Rackspace Hosting, Inc.*	4,301	80,558
RealNetworks, Inc.*	5,723	27,642
Saba Software, Inc.*	1,942	9,613
SAVVIS, Inc.*	2,346	38,709
Stamps.com, Inc.*	749	7,565
support.com, Inc.*	3,687	12,056
Switch & Data Facilities Co., Inc.*	1,406	24,971
TechTarget, Inc.*	1,109	5,800
Terremark Worldwide, Inc.*	4,212	29,526
Travelzoo, Inc.*	438	6,574
United Online, Inc.	5,424	40,571
ValueClick, Inc.*	5,644	57,230
Vocus, Inc.*	1,138	19,403
Web.com Group, Inc.*	1,821	9,924
Zix Corp.*	5,001	11,552
		1,253,374

IT Services - 2.1%
Acxiom Corp.*	4,405	79,026
CACI International, Inc.*	1,946	95,062
Cass Information Systems, Inc.	540	16,821
China Information Security Technology, Inc.*	1,826	9,221
Ciber, Inc.*	4,183	15,644
Computer Task Group, Inc.*	1,181	8,562
CSG Systems International, Inc.*	2,280	47,789
Cybersource Corp.*	4,484	79,098
Dynamics Research Corp.*	682	7,686
Echo Global Logistics, Inc.*	400	5,164
eLoyalty Corp.*	516	2,905
Euronet Worldwide, Inc.*	3,161	58,257
ExlService Holdings, Inc.*	1,131	18,865
Forrester Research, Inc.*	1,140	34,280
Gartner, Inc.*	4,362	97,011
Global Cash Access Holdings, Inc.*	2,586	21,128
Hackett Group, Inc.*	3,281	9,121
Heartland Payment Systems, Inc.	2,430	45,198
iGate Corp.	1,744	16,969
infoGROUP, Inc.*	2,363	18,431
Information Services Group, Inc.*	1,874	6,390
Integral Systems, Inc.*	1,350	13,001
Lionbridge Technologies*	4,533	16,455
Mantech International Corp.*	1,420	69,339
MAXIMUS, Inc.	1,137	69,277
MoneyGram International, Inc.*	5,675	21,622
NCI, Inc.*	519	15,689
Ness Technologies, Inc.*	2,663	16,804
Online Resources Corp.*	1,746	7,036
RightNow Technologies, Inc.*	1,504	26,861
Sapient Corp.	5,474	50,032
SRA International, Inc.*	2,705	56,237
StarTek, Inc.*	941	6,540
Syntel, Inc.	889	34,200
TeleTech Holdings, Inc.*	2,108	36,005
Tier Technologies, Inc., Class B*	1,385	11,025
TNS, Inc.*	1,684	37,553
Unisys Corp.*	2,818	98,320
VeriFone Holdings, Inc.*	4,713	95,250
Virtusa Corp.*	703	7,248
Wright Express Corp.*	2,490	74,999
		1,456,121

Leisure Equipment & Products - 0.7%
Brunswick Corp.	5,718	91,317
Callaway Golf Co.	4,177	36,841
Eastman Kodak Co.*	17,404	100,769
Jakks Pacific, Inc.*	2,018	26,335
Leapfrog Enterprises, Inc.*	2,658	17,410
Marine Products Corp.*	813	4,878
Polaris Industries, Inc.	1,987	101,655
Pool Corp.	3,139	71,067
RC2 Corp.*	1,387	20,763
Smith & Wesson Holding Corp.*	4,203	15,887
Sport Supply Group, Inc.	727	9,771
Steinway Musical Instruments*	547	10,300
Sturm Ruger & Co., Inc.	1,504	18,033
		525,026

Life Sciences - Tools & Services - 0.7%
Accelrys, Inc.*	2,135	13,152
Affymetrix, Inc.*	4,578	33,602
Albany Molecular Research, Inc.*	1,613	13,469
BioDelivery Sciences International, Inc.*	744	2,849
Bruker Corp.*	3,174	46,499
Cambrex Corp.*	2,197	8,898
Dionex Corp.*	1,148	85,847
Enzo Biochem, Inc.*	2,561	15,417
eResearchTechnology, Inc.*	2,937	20,295
Harvard Bioscience, Inc.*	1,938	7,500
Kendle International, Inc.*	983	17,183
Luminex Corp.*	2,690	45,273
Parexel International Corp.*	3,734	87,040
Sequenom, Inc.*	4,196	26,477
Varian, Inc.*	1,871	96,880
		520,381

Machinery - 2.6%
3D Systems Corp.*	1,362	18,591
Actuant Corp.	4,394	85,903
Alamo Group, Inc.	494	9,875
Albany International Corp.	1,754	37,764
Altra Holdings, Inc.*	1,840	25,263
American Railcar Industries, Inc.	744	9,047
Ampco-Pittsburgh Corp.	582	14,445
Astec Industries, Inc.*	1,325	38,372
Badger Meter, Inc.	1,011	38,934
Barnes Group, Inc.	3,028	58,895
Blount International, Inc.*	2,651	27,464
Briggs & Stratton Corp.	3,233	63,043
Cascade Corp.	627	20,196
Chart Industries, Inc.*	1,845	36,900
China Fire & Security Group, Inc.*	967	12,542
CIRCOR International, Inc.	1,167	38,756
CLARCOR, Inc.	3,304	113,955
Colfax Corp.*	1,719	20,233
Columbus McKinnon Corp.*	1,314	20,853
Duoyuan Printing, Inc.*	600	6,480
Dynamic Materials Corp.	887	13,855
Eastern Co.	471	6,377
Energy Recovery, Inc.*	2,650	16,695
EnPro Industries, Inc.*	1,294	37,630
ESCO Technologies, Inc.	1,704	54,204
Federal Signal Corp.	3,522	31,733
Flow International Corp.*	2,995	9,015
Force Protection, Inc.*	5,105	30,732
FreightCar America, Inc.	823	19,884
Gorman-Rupp Co.	1,053	26,788
Graham Corp.	792	14,248
Greenbrier Co.'s, Inc.*	1,305	14,368
Hurco Co.'s, Inc.*	512	8,617
John Bean Technologies Corp.	1,901	33,344
Kadant, Inc.*	847	12,205
Kaydon Corp.	2,155	81,028
K-Tron International, Inc.*	193	28,944
LB Foster Co.*	700	20,223
Lindsay Corp.	875	36,234
Met-Pro Corp.	1,199	11,750
Middleby Corp.*	1,060	61,045
Miller Industries, Inc.	795	9,882
Mueller Industries, Inc.	2,411	64,591
Mueller Water Products, Inc.	9,980	47,704
NACCO Industries, Inc.	370	27,436
Nordson Corp.	2,180	148,066
Omega Flex, Inc.	248	2,604
PMFG, Inc.*	1,034	13,680
Portec Rail Products, Inc.	525	6,101
RBC Bearings, Inc.*	1,506	47,996
Robbins & Myers, Inc.	1,726	41,113
Sauer-Danfoss, Inc.*	885	11,753
SmartHeat, Inc.*	527	5,660
Sun Hydraulics Corp.	929	24,135
Tecumseh Products Co.*	1,299	15,939
Tennant Co.	1,214	33,251
Titan International, Inc.	2,604	22,733
Trimas Corp.*	1,166	7,567
Twin Disc, Inc.	694	8,481
Watts Water Technologies, Inc.	1,899	58,983
		1,864,105

Marine - 0.2%
American Commercial Lines, Inc.*	711	17,846
Eagle Bulk Shipping, Inc.*	4,238	22,504
Genco Shipping & Trading Ltd.*	1,669	35,232
Horizon Lines, Inc.	2,384	12,969
International Shipholding Corp.	379	11,139
Ultrapetrol (Bahamas) Ltd.*	1,489	8,175
		107,865

Media - 1.1%
Arbitron, Inc.	1,718	45,802
Ascent Media Corp.*	972	26,487
Belo Corp.	5,793	39,508
Carmike Cinemas, Inc.*	867	12,025
Cinemark Holdings, Inc.	2,247	41,210
CKX, Inc.*	4,193	25,703
Crown Media Holdings, Inc.*	1,039	1,995
Dolan Media Co.*	2,065	22,447
EW Scripps Co.*	2,261	19,105
Fisher Communications, Inc.*	401	5,654
Global Sources Ltd.*	1,248	8,124
Harte-Hanks, Inc.	2,613	33,603
Journal Communications, Inc.*	3,369	14,150
Knology, Inc.*	2,049	27,539
LIN TV Corp.*	2,131	12,253
Live Nation, Inc.*	9,018	130,761
LodgeNet Interactive Corp.*	1,598	11,138
Martha Stewart Living Omnimedia*	2,043	11,400
Mediacom Communications Corp.*	3,136	18,659
National CineMedia, Inc.	2,733	47,172
Outdoor Channel Holdings, Inc.*	1,282	8,448
Playboy Enterprises, Inc., Class B*	1,700	6,222
Primedia, Inc.	1,152	3,963
RCN Corp.*	2,520	38,002
Reading International, Inc.*	1,368	5,841
Rentrak Corp.*	746	16,076
Scholastic Corp.	1,463	40,964
Sinclair Broadcast Group, Inc.*	2,946	14,966
Valassis Communications, Inc.*	3,130	87,108
Value Line, Inc.	108	2,494
World Wrestling Entertainment, Inc.	1,509	26,106
		804,925

Metals & Mining - 1.0%
Allied Nevada Gold Corp.*	3,607	59,768
AM Castle & Co.*	1,145	14,977
AMCOL International Corp.	1,521	41,371
Brush Engineered Materials, Inc.*	1,391	31,395
Century Aluminum Co.*	3,647	50,183
China Precision Steel, Inc.*	1,368	2,873
Coeur d'Alene Mines Corp.*	5,270	78,945
General Moly, Inc.*	4,998	16,593
General Steel Holdings, Inc.*	858	3,526
Haynes International, Inc.	832	29,561
Hecla Mining Co.*	15,488	84,719
Horsehead Holding Corp.*	3,004	35,567
Kaiser Aluminum Corp.	1,001	38,609
Olympic Steel, Inc.	625	20,406
Paramount Gold and Silver Corp.*	5,014	6,969
RTI International Metals, Inc.*	1,955	59,295
Stillwater Mining Co.*	2,652	34,423
Sutor Technology Group Ltd.*	608	1,763
Universal Stainless & Alloy*	534	12,811
US Gold Corp.*	5,504	14,861
Worthington Industries, Inc.	3,909	67,587
		706,202

Multiline Retail - 0.4%
99 Cents Only Stores*	3,043	49,601
Dillard's, Inc.	3,329	78,564
Fred's, Inc.	2,763	33,101
Retail Ventures, Inc.*	1,722	16,376
Saks, Inc.*	8,185	70,391
Tuesday Morning Corp.*	2,412	15,895
		263,928

Multi-Utilities - 0.4%
Avista Corp.	3,546	73,438
Black Hills Corp.	2,517	76,391
CH Energy Group, Inc.	1,025	41,861
NorthWestern Corp.	2,335	62,601
		254,291

Oil, Gas & Consumable Fuels - 3.2%
Alon USA Energy, Inc.	562	4,074
Apco Oil and Gas International, Inc.	721	19,510
Approach Resources, Inc.*	716	6,501
Arena Resources, Inc.*	2,481	82,865
Atlas Energy, Inc.*	4,460	138,795
ATP Oil & Gas Corp.*	2,471	46,479
Berry Petroleum Co.	3,299	92,900
Bill Barrett Corp.*	2,489	76,437
BPZ Resources, Inc.*	6,004	44,129
Brigham Exploration Co.*	6,364	101,506
Carrizo Oil & Gas, Inc.*	1,809	41,517
Cheniere Energy, Inc.*	3,868	11,952
Clayton Williams Energy, Inc.*	431	15,076
Clean Energy Fuels Corp.*	2,143	48,818
Cloud Peak Energy, Inc.*	2,122	35,310
Contango Oil & Gas Co.*	787	40,255
CREDO Petroleum Corp.*	555	5,489
Crosstex Energy, Inc.*	3,047	26,478
Cubic Energy, Inc.*	2,135	2,263
CVR Energy, Inc.*	1,585	13,869
Delek US Holdings, Inc.	1,057	7,695
Delta Petroleum Corp.*	12,444	17,546
DHT Maritime, Inc.	3,126	12,254
Endeavour International Corp.*	9,060	11,506
Evergreen Energy, Inc.*	6,516	1,173
FX Energy, Inc.*	3,212	11,017
General Maritime Corp.	3,596	25,855
Georesources, Inc.*	439	6,704
GMX Resources, Inc.*	1,939	15,939
Golar LNG Ltd.*	2,230	26,091
Goodrich Petroleum Corp.*	1,591	24,883
Gran Tierra Energy, Inc.*	13,104	77,314
Green Plains Renewable Energy, Inc.*	735	10,488
GreenHunter Energy, Inc., Warrants (strike price $27.50/share, expire 9/14/11) (b)*	34	-
Gulfport Energy Corp.*	1,809	20,333
Harvest Natural Resources, Inc.*	2,277	17,146
International Coal Group, Inc.*	6,882	31,451
Isramco, Inc.*	85	5,572
James River Coal Co.*	1,903	30,258
Knightsbridge Tankers Ltd.	1,180	19,989
McMoRan Exploration Co.*	4,914	71,892
Nordic American Tanker Shipping	3,047	92,233
Northern Oil And Gas, Inc.*	2,263	35,869
Oilsands Quest, Inc.*	13,143	9,715
Panhandle Oil and Gas, Inc.	584	13,800
Patriot Coal Corp.*	4,786	97,922
Penn Virginia Corp.	2,946	72,177
Petroleum Development Corp.*	1,184	27,433
Petroquest Energy, Inc.*	3,456	17,384
PrimeEnergy Corp.*	74	1,993
Rex Energy Corp.*	2,081	23,703
Rex Stores Corp.*	499	8,084
Rosetta Resources, Inc.*	3,393	79,905
Ship Finance International Ltd.	2,896	51,433
Stone Energy Corp.*	2,704	47,996
Swift Energy Co.*	2,424	74,514
Syntroleum Corp.*	4,983	10,564
Teekay Tankers Ltd.	725	9,113
Toreador Resources Corp.*	1,348	11,027
Uranerz Energy Corp.*	3,556	6,614
Uranium Energy Corp.*	3,667	11,808
USEC, Inc.*	7,686	44,348
Vaalco Energy, Inc.*	4,020	19,859
Venoco, Inc.*	1,241	15,922
W&T Offshore, Inc.	2,347	19,715
Warren Resources, Inc.*	4,644	11,703
Western Refining, Inc.*	2,379	13,084
Westmoreland Coal Co.*	757	9,553
World Fuel Services Corp.	3,827	101,951
Zion Oil & Gas, Inc.*	938	5,806
		2,244,557

Paper & Forest Products - 0.7%
Buckeye Technologies, Inc.*	2,509	32,818
Clearwater Paper Corp.*	728	35,854
Deltic Timber Corp.	730	32,156
Domtar Corp.*	2,696	173,649
Glatfelter	3,126	45,296
KapStone Paper and Packaging Corp.*	2,269	26,933
Louisiana-Pacific Corp.*	8,073	73,061
Neenah Paper, Inc.	1,163	18,422
Schweitzer-Mauduit International, Inc.	1,139	54,171
Wausau Paper Corp.*	3,001	25,628
		517,988

Personal Products - 0.4%
American Oriental Bioengineering, Inc.*	4,268	17,414
China Sky One Medical, Inc.*	592	9,300
China-Biotics, Inc.*	576	10,316
Elizabeth Arden, Inc.*	1,646	29,628
Female Health Co.	1,254	8,991
Inter Parfums, Inc.	1,120	16,598
Mannatech, Inc.	1,100	3,674
Medifast, Inc.*	895	22,491
Nu Skin Enterprises, Inc.	3,207	93,324
Nutraceutical International Corp.*	861	12,863
Prestige Brands Holdings, Inc.*	2,336	21,024
Revlon, Inc.*	1,344	19,959
Schiff Nutrition International, Inc.	744	6,086
USANA Health Sciences, Inc.*	429	13,475
		285,143

Pharmaceuticals - 1.5%
Acura Pharmaceuticals, Inc.*	651	3,509
Adolor Corp.*	3,668	6,602
Akorn, Inc.*	4,543	6,951
Ardea Biosciences, Inc.*	861	15,722
ARYx Therapeutics, Inc.*	1,643	1,429
Auxilium Pharmaceuticals, Inc.*	3,002	93,542
AVANIR Pharmaceuticals, Inc.*	4,795	11,124
Biodel, Inc.*	856	3,655
BioMimetic Therapeutics, Inc.*	1,057	13,900
BMP Sunstone Corp.*	1,844	9,331
Cadence Pharmaceuticals, Inc.*	1,701	15,530
Caraco Pharmaceutical Laboratories Ltd.*	813	4,870
Cornerstone Therapeutics, Inc.*	514	3,264
Cumberland Pharmaceuticals, Inc.*	600	6,318
Cypress Bioscience, Inc.*	2,626	12,867
Depomed, Inc.*	3,827	13,586
Discovery Laboratories, Inc.*	7,429	3,863
Durect Corp.*	6,499	19,562
Hi-Tech Pharmacal Co., Inc.*	640	14,170
Impax Laboratories, Inc.*	3,936	70,376
Inspire Pharmaceuticals, Inc.*	4,526	28,242
ISTA Pharmaceuticals, Inc.*	2,623	10,676
Javelin Pharmaceuticals, Inc.*	3,921	5,058
KV Pharmaceutical Co.*	2,490	4,382
Lannett Co., Inc.*	798	3,393
MAP Pharmaceuticals, Inc.*	623	9,899
Matrixx Initiatives, Inc.*	747	3,787
Medicines Co.*	3,811	29,878
Medicis Pharmaceutical Corp.	3,819	96,086
MiddleBrook Pharmaceuticals, Inc.*	2,857	857
Nektar Therapeutics*	6,006	91,351
Obagi Medical Products, Inc.*	1,191	14,506
Optimer Pharmaceuticals, Inc.*	1,975	24,253
Pain Therapeutics, Inc.*	2,773	17,387
Par Pharmaceutical Co.'s, Inc.*	2,258	55,998
Pozen, Inc.*	2,076	19,888
Questcor Pharmaceuticals, Inc.*	3,946	32,476
Repros Therapeutics, Inc.*	747	504
Salix Pharmaceuticals Ltd.*	3,574	133,133
Santarus, Inc.*	4,094	22,026
Sucampo Pharmaceuticals, Inc.*	729	2,603
SuperGen, Inc.*	4,667	14,934
Viropharma, Inc.*	5,023	68,463
VIVUS, Inc.*	5,206	45,396
XenoPort, Inc.*	2,090	19,353
		1,084,700

Professional Services - 1.3%
Acacia Research - Acacia Technologies*	2,206	23,891
Administaff, Inc.	1,452	30,986
Advisory Board Co.*	1,006	31,689
Barrett Business Services, Inc.	606	8,217
CBIZ, Inc.*	3,028	19,894
CDI Corp.	840	12,314
COMSYS IT Partners, Inc.*	1,102	19,263
Corporate Executive Board Co.	2,212	58,817
CoStar Group, Inc.*	1,291	53,602
CRA International, Inc.*	752	17,236
Diamond Management & Technology Consultants, Inc.	1,884	14,789
Exponent, Inc.*	931	26,552
Franklin Covey Co.*	1,007	7,996
GP Strategies Corp.*	1,245	10,408
Heidrick & Struggles International, Inc.	1,173	32,879
Hill International, Inc.*	1,866	10,879
Huron Consulting Group, Inc.*	1,397	28,359
ICF International, Inc.*	766	19,027
Kelly Services, Inc.*	1,808	30,121
Kforce, Inc.*	1,976	30,055
Korn/Ferry International*	2,903	51,238
Mistras Group, Inc.*	693	6,923
Navigant Consulting, Inc.*	3,345	40,575
Odyssey Marine Exploration, Inc.*	3,831	5,019
On Assignment, Inc.*	2,712	19,337
Resources Connection, Inc.*	2,919	55,957
School Specialty, Inc.*	1,296	29,432
SFN Group, Inc.*	3,573	28,620
Towers Watson & Co.	2,763	131,243
TrueBlue, Inc.*	2,846	44,113
Volt Information Sciences, Inc.*	1,008	10,292
VSE Corp.	320	13,171
		922,894

Real Estate Investment Trusts - 6.1%
Acadia Realty Trust	2,575	45,990
Agree Realty Corp.	491	11,224
Alexander's, Inc.*	141	42,177
American Campus Communities, Inc.	3,387	93,684
American Capital Agency Corp.	1,045	26,752
Anworth Mortgage Asset Corp.	6,970	46,978
Apollo Commercial Real Estate Finance, Inc.	693	12,481
Ashford Hospitality Trust, Inc.*	4,002	28,694
Associated Estates Realty Corp.	1,155	15,927
BioMed Realty Trust, Inc.	6,352	105,062
CapLease, Inc.	3,566	19,791
Capstead Mortgage Corp.	4,451	53,234
CBL & Associates Properties, Inc.	8,946	122,560
Cedar Shopping Centers, Inc.	2,890	22,860
Chesapeake Lodging Trust*	500	9,735
Cogdell Spencer, Inc.	2,199	16,273
Colonial Properties Trust	4,407	56,762
Colony Financial, Inc.	997	19,940
Cousins Properties, Inc.	4,818	40,038
CreXus Investment Corp.	943	12,608
Cypress Sharpridge Investments, Inc.	1,200	16,056
DCT Industrial Trust, Inc.	13,259	69,345
Developers Diversified Realty Corp.	13,320	162,104
DiamondRock Hospitality Co.*	8,338	84,297
DuPont Fabros Technology, Inc.	1,718	37,092
Dynex Capital, Inc.	888	7,992
EastGroup Properties, Inc.	1,637	61,780
Education Realty Trust, Inc.	3,909	22,438
Entertainment Properties Trust	2,719	111,832
Equity Lifestyle Properties, Inc.	1,640	88,363
Equity One, Inc.	2,225	42,030
Extra Space Storage, Inc.	5,606	71,084
FelCor Lodging Trust, Inc.*	5,012	28,568
First Industrial Realty Trust, Inc.*	3,355	26,035
First Potomac Realty Trust	1,949	29,293
Franklin Street Properties Corp.	4,333	62,525
Getty Realty Corp.	1,204	28,174
Gladstone Commercial Corp.	676	9,768
Glimcher Realty Trust	4,112	20,848
Government Properties Income Trust	1,150	29,912
Gramercy Capital Corp.*	3,318	9,257
Hatteras Financial Corp.	2,349	60,534
Healthcare Realty Trust, Inc.	3,851	89,690
Hersha Hospitality Trust	6,645	34,421
Highwoods Properties, Inc.	4,595	145,799
Home Properties, Inc.	2,254	105,487
Inland Real Estate Corp.	4,557	41,697
Invesco Mortgage Capital, Inc.	1,150	26,450
Investors Real Estate Trust	4,697	42,367
iStar Financial, Inc.*	6,903	31,685
Kilroy Realty Corp.	2,800	86,352
Kite Realty Group Trust	3,655	17,288
LaSalle Hotel Properties	4,124	96,089
Lexington Realty Trust	5,857	38,129
LTC Properties, Inc.	1,508	40,806
Medical Properties Trust, Inc.	5,201	54,506
MFA Mortgage Investments, Inc.	18,160	133,658
Mid-America Apartment Communities, Inc.	1,833	94,931
Mission West Properties, Inc.	1,213	8,345
Monmouth Real Estate Investment Corp.	1,576	13,254
National Health Investors, Inc.	1,685	65,311
National Retail Properties, Inc.	5,187	118,419
NorthStar Realty Finance Corp.	4,104	17,278
Omega Healthcare Investors, Inc.	5,346	104,194
Parkway Properties, Inc.	1,570	29,485
Pebblebrook Hotel Trust*	1,270	26,708
Pennsylvania Real Estate Investment Trust	2,669	33,282
Pennymac Mortgage Investment Trust*	1,100	18,271
Post Properties, Inc.	3,037	66,875
Potlatch Corp.	2,577	90,298
PS Business Parks, Inc.	1,163	62,104
RAIT Financial Trust*	4,875	9,653
Ramco-Gershenson Properties Trust	1,754	19,750
Redwood Trust, Inc.	5,025	77,487
Resource Capital Corp.	1,695	11,458
Saul Centers, Inc.	507	20,990
Sovran Self Storage, Inc.	1,789	62,365
Starwood Property Trust, Inc.	2,985	57,612
Strategic Hotels & Resorts, Inc.*	5,929	25,198
Sun Communities, Inc.	1,140	28,728
Sunstone Hotel Investors, Inc.*	6,466	72,225
Tanger Factory Outlet Centers	2,613	112,777
Terreno Realty Corp.*	600	11,838
Transcontinental Realty Investors, Inc.*	108	1,352
UMH Properties, Inc.	691	5,645
Universal Health Realty Income Trust	765	27,035
Urstadt Biddle Properties, Inc.	1,402	22,166
U-Store-It Trust	5,155	37,116
Walter Investment Management Corp.	1,409	22,544
Washington Real Estate Investment Trust	3,779	115,448
Winthrop Realty Trust	832	10,017
		4,366,680

Real Estate Management & Development - 0.1%
American Realty Investors, Inc.*	204	2,193
Avatar Holdings, Inc.*	486	10,566
China Housing & Land Development, Inc.*	2,028	7,706
Consolidated-Tomoka Land Co.	432	13,612
Forestar Group, Inc.*	2,329	43,972
Tejon Ranch Co.*	747	22,798
		100,847

Road & Rail - 0.9%
Amerco, Inc.*	617	33,497
Arkansas Best Corp.	1,643	49,093
Avis Budget Group, Inc.*	6,604	75,946
Celadon Group, Inc.*	1,741	24,269
Dollar Thrifty Automotive Group, Inc.*	1,837	59,023
Genesee & Wyoming, Inc.*	2,410	82,229
Heartland Express, Inc.	3,268	53,922
Knight Transportation, Inc.	3,710	78,244
Marten Transport Ltd.*	1,060	20,893
Old Dominion Freight Line, Inc.*	1,807	60,336
Patriot Transportation Holding, Inc.*	89	7,519
RailAmerica, Inc.*	1,527	18,019
Saia, Inc.*	1,029	14,282
Universal Truckload Services, Inc.*	475	8,350
USA Truck, Inc.*	614	9,922
Werner Enterprises, Inc.	2,764	64,042
YRC Worldwide, Inc.*	4,550	2,474
		662,060

Semiconductors & Semiconductor Equipment - 3.5%
Actel Corp.*	1,809	25,055
Advanced Analogic Technologies, Inc.*	2,962	10,337
Advanced Energy Industries, Inc.*	2,277	37,707
Amkor Technology, Inc.*	7,078	50,041
Anadigics, Inc.*	4,345	21,117
Applied Micro Circuits Corp.*	4,276	36,902
Atheros Communications, Inc.*	4,387	169,821
ATMI, Inc.*	2,042	39,431
Brooks Automation, Inc.*	4,389	38,711
Cabot Microelectronics Corp.*	1,520	57,502
Cavium Networks, Inc.*	2,353	58,496
Ceva, Inc.*	1,354	15,788
Cirrus Logic, Inc.*	4,502	37,772
Cohu, Inc.	1,611	22,183
Cymer, Inc.*	1,926	71,840
Diodes, Inc.*	2,097	46,973
DSP Group, Inc.*	1,569	13,070
Entegris, Inc.*	7,840	39,514
Entropic Communications, Inc.*	4,168	21,173
Exar Corp.*	2,429	17,124
FEI Co.*	2,425	55,557
Formfactor, Inc.*	3,197	56,779
GSI Technology, Inc.*	1,456	6,785
Hittite Microwave Corp.*	1,391	61,162
IXYS Corp.*	1,911	16,320
Kopin Corp.*	4,655	17,223
Kulicke & Soffa Industries, Inc.*	4,111	29,805
Lattice Semiconductor Corp.*	7,952	29,184
MEMSIC, Inc.*	1,224	3,905
Micrel, Inc.	3,129	33,355
Microsemi Corp.*	5,263	91,260
Microtune, Inc.*	4,122	11,253
MIPS Technologies, Inc.*	3,345	14,919
MKS Instruments, Inc.*	3,201	62,708
Monolithic Power Systems, Inc.*	2,198	49,015
Netlogic Microsystems, Inc.*	3,048	89,703
NVE Corp.*	370	16,761
Omnivision Technologies, Inc.*	3,250	55,835
Pericom Semiconductor Corp.*	1,758	18,828
Photronics, Inc.*	3,214	16,359
PLX Technology, Inc.*	2,208	11,636
Power Integrations, Inc.	1,546	63,695
RF Micro Devices, Inc.*	17,249	85,900
Rubicon Technology, Inc.*	864	17,453
Rudolph Technologies, Inc.*	2,121	18,177
Semtech Corp.*	3,962	69,058
Sigma Designs, Inc.*	1,835	21,524
Silicon Image, Inc.*	5,780	17,456
Silicon Storage Technology, Inc.*	6,318	19,207
Skyworks Solutions, Inc.*	10,854	169,322
Standard Microsystems Corp.*	1,515	35,269
Supertex, Inc.*	843	21,572
Techwell, Inc.*	1,223	22,870
Tessera Technologies, Inc.*	3,155	63,983
Trident Microsystems, Inc.*	4,861	8,458
TriQuint Semiconductor, Inc.*	9,921	69,447
Ultratech, Inc.*	1,630	22,168
Veeco Instruments, Inc.*	2,480	107,880
Virage Logic Corp.*	1,278	10,045
Volterra Semiconductor Corp.*	1,470	36,897
White Electronic Designs Corp.*	1,810	12,670
Zoran Corp.*	3,347	36,014
		2,507,974

Software - 4.2%
ACI Worldwide, Inc.*	2,368	48,804
Actuate Corp.*	3,425	19,146
Advent Software, Inc.*	992	44,392
American Software, Inc.	1,795	10,429
ArcSight, Inc.*	1,195	33,639
Ariba, Inc.*	5,670	72,860
AsiaInfo Holdings, Inc.*	2,038	53,966
Blackbaud, Inc.	2,844	71,640
Blackboard, Inc.*	2,171	90,444
Bottomline Technologies, Inc.*	1,750	29,453
Callidus Software, Inc.*	2,401	8,716
China TransInfo Technology Corp.*	684	4,610
Chordiant Software, Inc.*	2,524	12,797
Commvault Systems, Inc.*	2,701	57,666
Concur Technologies, Inc.*	2,582	105,888
Deltek, Inc.*	1,456	11,124
DemandTec, Inc.*	1,564	10,870
Double-Take Software, Inc.*	1,377	12,269
Ebix, Inc.*	1,458	23,284
Epicor Software Corp.*	3,259	31,156
EPIQ Systems, Inc.*	2,234	27,769
ePlus, Inc.*	291	5,107
Fair Isaac Corp.	3,171	80,353
FalconStor Software, Inc.*	2,372	8,255
Fortinet, Inc.*	867	15,242
GSE Systems, Inc.*	1,262	6,827
Informatica Corp.*	5,655	151,893
Interactive Intelligence, Inc.*	869	16,242
Jack Henry & Associates, Inc.	5,435	130,766
JDA Software Group, Inc.*	2,171	60,397
Kenexa Corp.*	1,553	21,354
Lawson Software, Inc.*	8,908	58,882
Manhattan Associates, Inc.*	1,496	38,118
Mentor Graphics Corp.*	6,260	50,205
MicroStrategy, Inc.*	588	50,021
Monotype Imaging Holdings, Inc.*	1,201	11,686
Net 1 UEPS Technologies, Inc.*	2,020	37,148
Netscout Systems, Inc.*	1,699	25,128
NetSuite, Inc.*	1,152	16,750
Opnet Technologies, Inc.	1,050	16,926
Parametric Technology Corp.*	7,519	135,718
Pegasystems, Inc.	975	36,075
Pervasive Software, Inc.*	1,213	6,138
Phoenix Technologies Ltd.*	2,193	7,061
Progress Software Corp.*	2,592	81,467
PROS Holdings, Inc.*	1,025	10,127
QAD, Inc.*	1,023	5,371
Quest Software, Inc.*	3,967	70,573
Radiant Systems, Inc.*	1,893	27,013
Renaissance Learning, Inc.	446	7,239
Rosetta Stone, Inc.*	494	11,747
S1 Corp.*	3,646	21,511
Smith Micro Software, Inc.*	1,961	17,335
SolarWinds, Inc.*	837	18,129
Solera Holdings, Inc.	4,513	174,427
SonicWALL, Inc.*	3,708	32,223
Sourcefire, Inc.*	1,455	33,392
SRS Labs, Inc.*	917	9,115
SuccessFactors, Inc.*	3,003	57,177
Symyx Technologies*	2,680	12,033
Synchronoss Technologies, Inc.*	1,308	25,336
Take-Two Interactive Software, Inc.*	5,207	51,289
Taleo Corp.*	2,531	65,578
TeleCommunication Systems, Inc.*	2,682	19,659
THQ, Inc.*	4,874	34,167
TIBCO Software, Inc.*	10,851	117,082
TiVo, Inc.*	7,158	122,545
Tyler Technologies, Inc.*	2,027	37,986
Ultimate Software Group, Inc.*	1,581	52,094
Unica Corp.*	1,113	9,895
VASCO Data Security International, Inc.*	2,141	17,663
Websense, Inc.*	2,874	65,441
		2,974,828

Specialty Retail - 3.3%
America's Car-Mart, Inc.*	680	16,402
AnnTaylor Stores Corp.*	3,804	78,743
Asbury Automotive Group, Inc.*	2,219	29,513
Bebe Stores, Inc.	1,889	16,812
Big 5 Sporting Goods Corp.	1,485	22,602
Books-A-Million, Inc.	554	4,011
Borders Group, Inc.*	3,373	5,802
Brown Shoe Co., Inc.	2,698	41,765
Build-A-Bear Workshop, Inc.*	1,323	9,420
Cabela's, Inc.*	2,715	47,485
Cato Corp.	1,791	38,399
Charming Shoppes, Inc.*	7,489	40,890
Christopher & Banks Corp.	2,475	19,800
Citi Trends, Inc.*	1,011	32,797
Coldwater Creek, Inc.*	3,939	27,337
Collective Brands, Inc.*	4,155	94,485
Conn's, Inc.*	780	6,107
Destination Maternity Corp.*	373	9,571
Dress Barn, Inc.*	3,670	96,007
DSW, Inc.*	840	21,445
Finish Line	2,744	44,782
Genesco, Inc.*	1,472	45,647
Group 1 Automotive, Inc.*	1,562	49,765
Gymboree Corp.*	1,895	97,839
Haverty Furniture Co.'s, Inc.	1,213	19,796
hhgregg, Inc.*	878	22,161
Hibbett Sports, Inc.*	1,858	47,528
HOT Topic, Inc.*	3,037	19,740
J Crew Group, Inc.*	3,262	149,726
Jo-Ann Stores, Inc.*	1,756	73,717
JOS A Bank Clothiers, Inc.*	1,187	64,870
Kirkland's, Inc.*	980	20,580
Lithia Motors, Inc.*	1,325	8,480
Lumber Liquidators Holdings, Inc.*	995	26,537
Men's Wearhouse, Inc.	3,381	80,941
Midas, Inc.*	1,091	12,306
Monro Muffler, Inc.	1,084	38,764
New York & Co., Inc.*	1,850	8,861
OfficeMax, Inc.*	4,951	81,295
Pacific Sunwear Of California*	4,543	24,123
PEP Boys-Manny Moe & Jack	3,356	33,728
Pier 1 Imports, Inc.*	7,412	47,214
Rent-A-Center, Inc.*	4,285	101,340
Rue21, Inc.*	469	16,260
Sally Beauty Holdings, Inc.*	6,096	54,376
Shoe Carnival, Inc.*	707	16,162
Sonic Automotive, Inc.*	2,078	22,858
Stage Stores, Inc.	2,466	37,952
Stein Mart, Inc.*	1,842	16,633
Syms Corp.*	529	5,269
Systemax, Inc.	704	15,305
Talbots, Inc.*	1,677	21,734
The Buckle, Inc.	1,655	60,838
The Childrens Place Retail Stores, Inc.*	1,434	63,885
Tractor Supply Co.	2,331	135,315
Ulta Salon Cosmetics & Fragrance, Inc.*	1,796	40,625
Vitamin Shoppe, Inc.*	631	14,166
West Marine, Inc.*	1,129	12,250
Wet Seal, Inc.*	6,690	31,844
Zale Corp.*	1,642	4,499
Zumiez, Inc.*	1,398	28,645
		2,377,749

Textiles, Apparel & Luxury Goods - 2.3%
American Apparel, Inc.*	2,699	8,178
Carter's, Inc.*	3,680	110,952
Cherokee, Inc.	601	10,818
Columbia Sportswear Co.	747	39,240
CROCS, Inc.*	5,437	47,682
Deckers Outdoor Corp.*	852	117,576
Fossil, Inc.*	3,043	114,843
Fuqi International, Inc.*	750	8,175
G-III Apparel Group Ltd.*	901	24,832
Iconix Brand Group, Inc.*	4,632	71,148
Jones Apparel Group, Inc.	5,539	105,352
Kenneth Cole Productions, Inc.*	718	9,198
K-Swiss, Inc.*	1,958	20,481
Liz Claiborne, Inc.*	6,176	45,888
Lululemon Athletica, Inc.*	2,638	109,477
Maidenform Brands, Inc.*	1,302	28,449
Movado Group, Inc.*	1,243	14,021
Oxford Industries, Inc.	868	17,646
Perry Ellis International, Inc.*	648	14,677
Quiksilver, Inc.*	9,552	45,181
Skechers U.S.A., Inc.*	2,151	78,124
Steven Madden Ltd.*	1,015	49,532
Timberland Co.*	2,823	60,243
True Religion Apparel, Inc.*	1,645	49,942
Under Armour, Inc.*	2,150	63,231
Unifi, Inc.*	3,597	13,093
Unifirst Corp.	916	47,174
Volcom, Inc.*	1,302	25,415
Warnaco Group, Inc.*	2,971	141,746
Weyco Group, Inc.	483	11,360
Wolverine World Wide, Inc.	3,195	93,166
		1,596,840

Thrifts & Mortgage Finance - 1.4%
Abington Bancorp, Inc.	1,510	11,929
Astoria Financial Corp.	5,549	80,460
Bank Mutual Corp.	3,235	21,027
BankFinancial Corp.	1,569	14,388
Beneficial Mutual Bancorp, Inc.*	2,254	21,368
Berkshire Hills Bancorp, Inc.	946	17,340
Brookline Bancorp, Inc.	4,028	42,858
Brooklyn Federal Bancorp, Inc.	270	2,268
Cheviot Financial Corp.	221	2,038
Clifton Savings Bancorp, Inc.	836	7,750
Dime Community Bancshares	1,774	22,406
Doral Financial Corp.*	429	1,849
ESB Financial Corp.	726	9,358
ESSA Bancorp, Inc.	1,049	13,154
First Defiance Financial Corp.	641	6,487
First Financial Holdings, Inc.	930	14,006
First Financial Northwest, Inc.	1,256	8,578
First Financial Service Corp.	319	2,791
Flagstar Bancorp, Inc.*	3,427	2,056
Flushing Financial Corp.	2,082	26,358
Fox Chase Bancorp, Inc.*	492	5,319
Heritage Financial Group	158	1,909
Home Federal Bancorp, Inc.	1,144	16,599
Kearny Financial Corp.	1,413	14,738
Kentucky First Federal Bancorp	240	2,518
K-Fed Bancorp	316	2,819
Legacy Bancorp, Inc.	582	5,523
Meridian Interstate Bancorp, Inc.*	838	8,715
MGIC Investment Corp.*	8,137	89,263
NASB Financial, Inc.	278	6,427
NewAlliance Bancshares, Inc.	6,930	87,457
Northeast Community Bancorp, Inc.	465	3,343
Northwest Bancshares, Inc.	2,821	33,119
OceanFirst Financial Corp.	705	8,009
Ocwen Financial Corp.*	3,701	41,044
Oritani Financial Corp.	698	11,217
PMI Group, Inc.*	5,033	27,279
Provident Financial Services, Inc.	3,880	46,172
Provident New York Bancorp	2,394	22,695
Prudential Bancorp, Inc. of Pennsylvania	316	2,667
Radian Group, Inc.	5,315	83,127
Rockville Financial, Inc.	708	8,631
Roma Financial Corp.	676	8,477
Territorial Bancorp, Inc.	900	17,127
Tree.com, Inc.*	506	4,630
Trustco Bank Corp. NY	5,541	34,188
United Financial Bancorp, Inc.	1,139	15,923
ViewPoint Financial Group	701	11,363
Waterstone Financial, Inc.*	553	2,002
Westfield Financial, Inc.	2,139	19,657
WSFS Financial Corp.	490	19,110
		989,536

Tobacco - 0.2%
Alliance One International, Inc.*	6,125	31,176
Star Scientific, Inc.*	5,250	13,388
Universal Corp.	1,623	85,516
Vector Group Ltd.	2,521	38,899
		168,979

Trading Companies & Distributors - 0.8%
Aceto Corp.	1,948	11,766
Aircastle Ltd.	3,237	30,654
Applied Industrial Technologies, Inc.	2,743	68,164
Beacon Roofing Supply, Inc.*	3,061	58,557
BlueLinx Holdings, Inc.*	916	3,490
CAI International, Inc.*	587	7,232
DXP Enterprises, Inc.*	572	7,304
H&E Equipment Services, Inc.*	1,884	20,310
Houston Wire & Cable Co.	1,218	14,104
Interline Brands, Inc.*	2,108	40,347
Kaman Corp.	1,756	43,918
Lawson Products	334	5,167
RSC Holdings, Inc.*	3,485	27,741
Rush Enterprises, Inc.*	2,204	29,115
TAL International Group, Inc.	1,136	22,697
Textainer Group Holdings Ltd.	632	13,620
Titan Machinery, Inc.*	1,023	14,005
United Rentals, Inc.*	4,149	38,918
Watsco, Inc.	1,726	98,175
Willis Lease Finance Corp.*	373	5,886
		561,170

Venture Capital - 0.1%
Allos Therapeutics, Inc.*	4,491	33,368
Evergreen Solar, Inc.*	12,957	14,642
		48,010

Water Utilities - 0.3%
American States Water Co.	1,200	41,640
Artesian Resources Corp.	490	8,653
Cadiz, Inc.*	953	12,170
California Water Service Group	1,276	47,990
Connecticut Water Service, Inc.	671	15,614
Consolidated Water Co., Inc.	1,003	13,621
Middlesex Water Co.	924	15,754
Pennichuck Corp.	336	7,899
SJW Corp.	892	22,675
Southwest Water Co.	1,950	20,358
York Water Co.	901	12,389
		218,763

Wireless Telecommunication Services - 0.3%
NTELOS Holdings Corp.	2,065	36,736
Shenandoah Telecommunications Co.	1,731	32,543
Syniverse Holdings, Inc.*	4,439	86,427
USA Mobility, Inc.*	1,562	19,791
		175,497

Total Equity Securities (Cost $70,912,799)		67,972,561
		===========
U.S. TREASURY - 0.1%	PRINCIPAL AMOUNT
United States Treasury Bills, 7/8/10 ^	$100,000	99,966

Total U.S. Treasury (Cost $99,966)		99,966

TIME DEPOSIT - 1.8%
State Street Corp. Time Deposit, 0.01%, 4/1/10	1,265,904	1,265,904

Total Time Deposit (Cost $1,265,904)		1,265,904

EXCHANGE TRADED FUNDS - 2.9%
iShares Russell 2000 Index Fund	30,500	2,068,205

Total Exchange Traded Funds (Cost $2,006,400)		2,068,205

TOTAL INVESTMENTS (Cost $74,285,069) - 100.4%		71,406,636
Other assets and liabilities, net - (0.4%)		(273,179)
NET ASSETS - 100%		$71,133,457
		===========
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini Russell 2000 Index^	17	6/10	$1,151,070	$8,823
Total Purchased

(b) This security was valued by the Board of Directors.
^ Futures collateralized by 100,000 units of U.S. Treasury Bills.
* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT S&P MID CAP 400 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 95.9%	SHARES	VALUE
Aerospace & Defense - 0.6%
Alliant Techsystems, Inc.*	3,599	$292,599
BE Aerospace, Inc.*	11,056	336,655
		629,254

Airlines - 0.3%
Airtran Holdings, Inc.*	14,228	72,279
Alaska Air Group, Inc.*	3,840	158,323
JetBlue Airways Corp.*	22,702	126,677
		357,279

Auto Components - 0.7%
BorgWarner, Inc.*	12,750	486,795
Gentex Corp.	15,047	292,213
		779,008

Automobiles - 0.1%
Thor Industries, Inc.	3,908	118,060
TravelCenters of America LLC (b)*	60,000	10
		118,070

Beverages - 0.3%
Hansen Natural Corp.*	7,709	334,416

Biotechnology - 1.4%
OSI Pharmaceuticals, Inc.*	6,343	377,725
United Therapeutics Corp.*	5,218	288,712
Vertex Pharmaceuticals, Inc.*	21,925	896,075
		1,562,512

Building Products - 0.2%
Lennox International, Inc.	5,309	235,295

Capital Markets - 2.2%
Affiliated Managers Group, Inc.*	4,631	365,849
Apollo Investment Corp.	18,986	241,692
Eaton Vance Corp.	12,843	430,754
Greenhill & Co., Inc.	2,255	185,113
Jefferies Group, Inc.	13,151	311,284
Raymond James Financial, Inc.	10,798	288,739
SEI Investments Co.	14,195	311,864
Waddell & Reed Financial, Inc.	9,386	338,271
		2,473,566

Chemicals - 3.5%
Albemarle Corp.	10,004	426,471
Ashland, Inc.	8,533	450,286
Cabot Corp.	7,147	217,269
Cytec Industries, Inc.	5,300	247,722
Intrepid Potash, Inc.*	4,520	137,092
Lubrizol Corp.	7,518	689,551
Minerals Technologies, Inc.	2,048	106,168
Olin Corp.	8,551	167,771
RPM International, Inc.	14,084	300,553
Scotts Miracle-Gro Co.	4,887	226,512
Sensient Technologies Corp.	5,331	154,919
Terra Industries, Inc.	10,911	499,287
Valspar Corp.	11,021	324,899
		3,948,500

Commercial Banks - 3.6%
Associated Banc-Corp.	18,881	260,558
BancorpSouth, Inc.	8,019	168,078
Bank of Hawaii Corp.	5,231	235,134
Cathay General Bancorp	8,205	95,588
City National Corp.	4,726	255,062
Commerce Bancshares, Inc.	7,979	328,256
Cullen/Frost Bankers, Inc.	6,523	363,983
FirstMerit Corp.	9,388	202,499
Fulton Financial Corp.	19,264	196,300
International Bancshares Corp.	5,666	130,261
PacWest Bancorp	3,318	75,717
Prosperity Bancshares, Inc.	5,110	209,510
SVB Financial Group*	4,479	208,990
Synovus Financial Corp.	52,505	172,742
TCF Financial Corp.	13,322	212,353
Trustmark Corp.	6,112	149,316
Valley National Bancorp	16,740	257,294
Webster Financial Corp.	7,320	128,027
Westamerica Bancorporation	3,194	184,134
Wilmington Trust Corp.	9,718	161,027
		3,994,829

Commercial Services & Supplies - 1.5%
Brink's Co.	5,233	147,727
Clean Harbors, Inc.*	2,492	138,455
Copart, Inc.*	7,356	261,874
Corrections Corp. of America*	12,586	249,958
Deluxe Corp.	5,835	113,316
Herman Miller, Inc.	6,114	110,419
HNI Corp.	4,917	130,940
Mine Safety Appliances Co.	3,303	92,352
Rollins, Inc.	4,957	107,468
Waste Connections, Inc.*	8,600	292,056
		1,644,565

Communications Equipment - 1.9%
3Com Corp.*	42,744	328,701
ADC Telecommunications, Inc.*	10,545	77,084
Adtran, Inc.	6,105	160,867
Ciena Corp.*	10,081	153,634
CommScope, Inc.*	10,231	286,673
F5 Networks, Inc.*	8,730	536,982
Palm, Inc.*	18,208	68,462
Plantronics, Inc.	5,344	167,160
Polycom, Inc.*	9,184	280,847
		2,060,410

Computers & Peripherals - 0.4%
Diebold, Inc.	7,239	229,911
NCR Corp.*	17,368	239,678
		469,589

Construction & Engineering - 1.5%
AECOM Technology Corp.*	12,402	351,845
Granite Construction, Inc.	3,679	111,180
KBR, Inc.	17,533	388,531
Shaw Group, Inc.*	9,136	314,461
URS Corp.*	9,215	457,156
		1,623,173

Construction Materials - 0.4%
Martin Marietta Materials, Inc.	4,916	410,732

Consumer Finance - 0.2%
AmeriCredit Corp.*	10,494	249,337

Containers & Packaging - 1.4%
AptarGroup, Inc.	7,389	290,757
Greif, Inc.	3,739	205,346
Packaging Corp. of America	11,251	276,887
Silgan Holdings, Inc.	2,950	177,679
Sonoco Products Co.	10,915	336,073
Temple-Inland, Inc.	11,642	237,846
		1,524,588

Distributors - 0.3%
LKQ Corp.*	15,385	312,316

Diversified Consumer Services - 1.9%
Brink's Home Security Holdings, Inc.*	5,003	212,878
Career Education Corp.*	7,540	238,566
Corinthian Colleges, Inc.*	9,518	167,422
ITT Educational Services, Inc.*	3,255	366,122
Matthews International Corp.	3,317	117,753
Regis Corp.	6,234	116,451
Service Corp. International	27,435	251,853
Sotheby's	7,312	227,330
Strayer Education, Inc.	1,530	372,586
		2,070,961

Diversified Financial Services - 0.4%
MSCI, Inc.*	11,396	411,396

Diversified Telecommunication Services - 0.3%
Cincinnati Bell, Inc.*	22,354	76,227
tw telecom, Inc.*	16,390	297,479
		373,706

Electric Utilities - 1.7%
Cleco Corp.	6,610	175,496
DPL, Inc.	13,190	358,636
Great Plains Energy, Inc.	14,776	274,390
Hawaiian Electric Industries, Inc.	10,012	224,769
IDACORP, Inc.	5,168	178,916
NV Energy, Inc.	25,644	316,191
PNM Resources, Inc.	9,545	119,599
Westar Energy, Inc.	11,898	265,325
		1,913,322

Electrical Equipment - 1.3%
AMETEK, Inc.	11,876	492,379
Hubbell, Inc., Class B	6,506	328,098
Regal-Beloit Corp.	4,056	240,967
Thomas & Betts Corp.*	5,777	226,689
Woodward Governor Co.	6,160	196,997
		1,485,130

Electronic Equipment & Instruments - 2.3%
Arrow Electronics, Inc.*	13,076	393,980
Avnet, Inc.*	16,660	499,800
Ingram Micro, Inc.*	17,813	312,618
Itron, Inc.*	4,369	317,058
National Instruments Corp.	6,194	206,570
Tech Data Corp.*	5,604	234,808
Trimble Navigation Ltd.*	13,095	376,088
Vishay Intertechnology, Inc.*	20,399	208,682
		2,549,604

Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc.*	6,228	215,676
Exterran Holdings, Inc.*	6,830	165,081
Helix Energy Solutions Group, Inc.*	10,034	130,743
Oceaneering International, Inc.*	5,997	380,750
Patterson-UTI Energy, Inc.	16,790	234,556
Pride International, Inc.*	19,220	578,714
Superior Energy Services, Inc.*	8,546	179,637
Tidewater, Inc.	5,650	267,075
Unit Corp.*	4,415	186,666
		2,338,898

Food & Staples Retailing - 0.3%
BJ's Wholesale Club, Inc.*	6,067	224,418
Ruddick Corp.	4,456	140,988
		365,406

Food Products - 1.6%
Corn Products International, Inc.	8,159	282,791
Flowers Foods, Inc.	8,469	209,523
Green Mountain Coffee Roasters, Inc.*	3,846	372,370
Lancaster Colony Corp.	2,120	124,995
Ralcorp Holdings, Inc.*	5,984	405,595
Smithfield Foods, Inc.*	15,385	319,085
Tootsie Roll Industries, Inc.	2,965	80,154
		1,794,513

Gas Utilities - 1.7%
AGL Resources, Inc.	8,447	326,476
Atmos Energy Corp.	10,086	288,157
Energen Corp.	7,839	364,749
National Fuel Gas Co.	8,872	448,480
UGI Corp.	11,850	314,499
WGL Holdings, Inc.	5,479	189,847
		1,932,208

Health Care Equipment & Supplies - 3.9%
Beckman Coulter, Inc.	7,635	479,478
Edwards Lifesciences Corp.*	6,230	616,022
Gen-Probe, Inc.*	5,406	270,300
Hill-Rom Holdings, Inc.	6,845	186,253
Hologic, Inc.*	28,410	526,721
IDEXX Laboratories, Inc.*	6,405	368,608
Immucor, Inc.*	7,708	172,582
Kinetic Concepts, Inc.*	6,756	323,004
Masimo Corp.	5,667	150,459
ResMed, Inc.*	8,257	525,558
STERIS Corp.	6,405	215,592
Teleflex, Inc.	4,349	278,641
Thoratec Corp.*	6,182	206,788
		4,320,006

Health Care Providers & Services - 3.3%
Community Health Systems, Inc.*	10,136	374,322
Health Management Associates, Inc.*	26,998	232,183
Health Net, Inc.*	10,952	272,376
Henry Schein, Inc.*	9,965	586,940
Kindred Healthcare, Inc.*	4,267	77,019
LifePoint Hospitals, Inc.*	5,989	220,275
Lincare Holdings, Inc.*	7,183	322,373
Omnicare, Inc.	13,046	369,071
Owens & Minor, Inc.	4,567	211,863
Psychiatric Solutions, Inc.*	6,144	183,091
Universal Health Services, Inc., Class B	10,734	376,656
VCA Antech, Inc.*	9,278	260,062
WellCare Health Plans, Inc.*	4,614	137,497
		3,623,728

Health Care Technology - 0.6%
Cerner Corp.*	7,462	634,718

Hotels, Restaurants & Leisure - 2.2%
Bally Technologies, Inc.*	6,106	247,537
Bob Evans Farms, Inc.	3,332	102,992
Boyd Gaming Corp.*	6,292	62,165
Brinker International, Inc.	11,164	215,242
Burger King Holdings, Inc.	10,200	216,852
Cheesecake Factory, Inc.*	6,575	177,920
Chipotle Mexican Grill, Inc.*	3,459	389,726
International Speedway Corp.	3,355	86,458
Life Time Fitness, Inc.*	4,511	126,759
Panera Bread Co.*	3,478	266,032
Scientific Games Corp.*	7,416	104,417
Wendy's/Arby's Group, Inc.	37,842	189,210
WMS Industries, Inc.*	5,776	242,245
		2,427,555

Household Durables - 1.8%
American Greetings Corp.	4,511	94,009
KB Home	8,148	136,479
MDC Holdings, Inc.	4,107	142,143
Mohawk Industries, Inc.*	6,137	333,730
NVR, Inc.*	668	485,302
Ryland Group, Inc.	4,999	112,178
Toll Brothers, Inc.*	15,341	319,093
Tupperware Brands Corp.	6,894	332,429
		1,955,363

Household Products - 0.9%
Church & Dwight Co., Inc.	7,687	514,645
Energizer Holdings, Inc.*	7,683	482,185
		996,830

Independent Power Producers & Energy Traders - 0.1%
Dynegy, Inc.*	55,558	70,003

Industrial Conglomerates - 0.2%
Carlisle Co.'s, Inc.	6,695	255,080

Insurance - 4.4%
American Financial Group, Inc.	8,336	237,159
Arthur J. Gallagher & Co.	11,061	271,548
Brown & Brown, Inc.	12,842	230,129
Everest Re Group Ltd.	6,484	524,750
Fidelity National Financial, Inc.	25,207	373,568
First American Corp.	11,313	382,832
Hanover Insurance Group, Inc.	5,559	242,428
HCC Insurance Holdings, Inc.	12,527	345,745
Horace Mann Educators Corp.	4,473	67,363
Mercury General Corp.	3,893	170,202
Old Republic International Corp.	26,271	333,116
Protective Life Corp.	9,354	205,694
Reinsurance Group of America, Inc.	7,955	417,797
StanCorp Financial Group, Inc.	5,163	245,914
Transatlantic Holdings, Inc.	7,038	371,606
Unitrin, Inc.	5,456	153,041
WR Berkley Corp.	14,031	366,069
		4,938,961

Internet & Catalog Retail - 0.3%
NetFlix, Inc.*	4,623	340,900

Internet Software & Services - 0.8%
AOL, Inc.*	11,756	297,192
Digital River, Inc.*	4,225	128,017
Equinix, Inc.*	4,293	417,881
ValueClick, Inc.*	9,435	95,671
		938,761

IT Services - 2.6%
Acxiom Corp.*	8,624	154,714
Alliance Data Systems Corp.*	5,732	366,791
Broadridge Financial Solutions, Inc.	14,732	314,970
Convergys Corp.*	13,543	166,037
DST Systems, Inc.	4,296	178,069
Gartner, Inc.*	6,537	145,383
Global Payments, Inc.	8,925	406,534
Hewitt Associates, Inc.*	9,165	364,584
Lender Processing Services, Inc.	10,508	396,677
Mantech International Corp.*	2,414	117,876
NeuStar, Inc.*	8,126	204,775
SRA International, Inc.*	4,879	101,434
		2,917,844

Life Sciences - Tools & Services - 1.9%
Affymetrix, Inc.*	8,062	59,175
Bio-Rad Laboratories, Inc.*	2,099	217,288
Charles River Laboratories International, Inc.*	7,205	283,229
Covance, Inc.*	6,987	428,932
Mettler-Toledo International, Inc.*	3,689	402,839
Pharmaceutical Product Development, Inc.	12,914	306,707
Techne Corp.	4,071	259,282
Varian, Inc.*	3,160	163,625
		2,121,077

Machinery - 5.4%
AGCO Corp.*	10,107	362,538
Bucyrus International, Inc.	8,840	583,352
Crane Co.	5,113	181,512
Donaldson Co., Inc.	8,436	380,632
Federal Signal Corp.	5,857	52,772
Graco, Inc.	6,552	209,664
Harsco Corp.	8,779	280,401
IDEX Corp.	8,828	292,207
Joy Global, Inc.	11,269	637,825
Kennametal, Inc.	8,878	249,649
Lincoln Electric Holdings, Inc.	4,648	252,526
Nordson Corp.	3,673	249,470
Oshkosh Corp.*	9,771	394,162
Pentair, Inc.	10,750	382,915
SPX Corp.	5,367	355,939
Terex Corp.*	11,805	268,092
Timken Co.	8,678	260,427
Trinity Industries, Inc.	8,663	172,913
Valmont Industries, Inc.	2,184	180,901
Wabtec Corp.	5,199	218,982
		5,966,879

Marine - 0.3%
Alexander & Baldwin, Inc.	4,479	148,031
Kirby Corp.*	5,877	224,208
		372,239

Media - 0.8%
DreamWorks Animation SKG, Inc.*	8,248	324,889
Harte-Hanks, Inc.	4,355	56,005
John Wiley & Sons, Inc.	4,677	202,421
Lamar Advertising Co.*	5,817	199,814
Scholastic Corp.	2,904	81,312
		864,441

Metals & Mining - 1.1%
Carpenter Technology Corp.	4,809	176,009
Commercial Metals Co.	12,300	185,238
Reliance Steel & Aluminum Co.	6,991	344,167
Steel Dynamics, Inc.	23,747	414,860
Worthington Industries, Inc.	6,657	115,100
		1,235,374

Multiline Retail - 0.7%
99 Cents Only Stores*	5,160	84,108
Dollar Tree, Inc.*	9,671	572,716
Saks, Inc.*	17,443	150,010
		806,834

Multi-Utilities - 1.8%
Alliant Energy Corp.	12,091	402,147
Black Hills Corp.	4,280	129,898
MDU Resources Group, Inc.	20,677	446,209
NSTAR	11,674	413,493
OGE Energy Corp.	10,555	411,012
Vectren Corp.	8,864	219,118
		2,021,877

Office Electronics - 0.2%
Zebra Technologies Corp.*	6,461	191,246

Oil, Gas & Consumable Fuels - 3.5%
Arch Coal, Inc.	17,758	405,770
Bill Barrett Corp.*	4,229	129,873
Cimarex Energy Co.	9,197	546,118
Comstock Resources, Inc.*	5,097	162,085
Forest Oil Corp.*	12,269	316,785
Frontier Oil Corp.	11,440	154,440
Mariner Energy, Inc.*	11,140	166,766
Newfield Exploration Co.*	14,524	755,974
Overseas Shipholding Group, Inc.	2,874	112,747
Patriot Coal Corp.*	8,194	167,649
Plains Exploration & Production Co.*	15,221	456,478
Quicksilver Resources, Inc.*	12,946	182,150
Southern Union Co.	13,557	343,941
		3,900,776

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	13,311	120,465

Personal Products - 0.5%
Alberto-Culver Co.	9,337	244,162
NBTY, Inc.*	6,912	331,638
		575,800

Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc.*	12,808	303,422
Medicis Pharmaceutical Corp.	6,340	159,514
Perrigo Co.	8,860	520,259
Valeant Pharmaceuticals International*	7,079	303,760
		1,286,955

Professional Services - 1.1%
Corporate Executive Board Co.	3,731	99,207
FTI Consulting, Inc.*	5,081	199,785
Korn/Ferry International*	4,985	87,985
Manpower, Inc.	8,568	489,404
Navigant Consulting, Inc.*	5,530	67,079
Towers Watson & Co.	4,664	221,540
		1,165,000

Real Estate Investment Trusts - 6.9%
Alexandria Real Estate Equities, Inc.	4,865	328,874
AMB Property Corp.	16,309	444,257
BRE Properties, Inc.	5,985	213,964
Camden Property Trust	7,007	291,701
Corporate Office Properties Trust	6,342	254,504
Cousins Properties, Inc.	11,183	92,931
Duke Realty Corp.	24,480	303,552
Equity One, Inc.	3,592	67,853
Essex Property Trust, Inc.	3,207	288,470
Federal Realty Investment Trust	6,687	486,880
Highwoods Properties, Inc.	7,745	245,749
Hospitality Properties Trust	13,588	325,433
Liberty Property Trust	12,402	420,924
Macerich Co.	10,746	411,679
Mack-Cali Realty Corp.	8,562	301,810
Nationwide Health Properties, Inc.	12,835	451,150
Omega Healthcare Investors, Inc.	9,700	189,053
Potlatch Corp.	4,345	152,249
Rayonier, Inc.	8,751	397,558
Realty Income Corp.	11,398	349,805
Regency Centers Corp.	8,916	334,083
Senior Housing Properties Trust	14,028	310,720
SL Green Realty Corp.	8,505	487,081
UDR, Inc.	16,830	296,881
Weingarten Realty Investors	11,391	245,590
		7,692,751

Real Estate Management & Development - 0.3%
Jones Lang LaSalle, Inc.	4,567	332,889

Road & Rail - 1.1%
Con-way, Inc.	5,359	188,208
JB Hunt Transport Services, Inc.	9,564	343,156
Kansas City Southern*	10,573	382,425
Landstar System, Inc.	5,609	235,466
Werner Enterprises, Inc.	4,786	110,892
		1,260,147

Semiconductors & Semiconductor Equipment - 2.4%
Atmel Corp.*	49,307	248,014
Cree, Inc.*	11,606	814,973
Fairchild Semiconductor International, Inc.*	13,529	144,084
Integrated Device Technology, Inc.*	18,902	115,869
International Rectifier Corp.*	7,784	178,254
Intersil Corp.	13,377	197,445
Lam Research Corp.*	14,014	523,002
RF Micro Devices, Inc.*	29,195	145,391
Semtech Corp.*	6,716	117,060
Silicon Laboratories, Inc.*	5,030	239,780
		2,723,872

Software - 3.5%
ACI Worldwide, Inc.*	3,884	80,049
Advent Software, Inc.*	1,776	79,476
ANSYS, Inc.*	9,769	421,435
Cadence Design Systems, Inc.*	29,068	193,593
FactSet Research Systems, Inc.	4,587	336,548
Fair Isaac Corp.	5,082	128,778
Informatica Corp.*	9,851	264,598
Jack Henry & Associates, Inc.	9,203	221,424
Mentor Graphics Corp.*	10,728	86,038
MICROS Systems, Inc.*	8,741	287,404
Parametric Technology Corp.*	12,983	234,343
Quest Software, Inc.*	6,649	118,286
Rovi Corp.*	11,349	421,388
Solera Holdings, Inc.	7,604	293,895
Sybase, Inc.*	8,979	418,601
Synopsys, Inc.*	15,937	356,511
		3,942,367

Specialty Retail - 4.2%
Aaron's, Inc.	5,929	197,673
Advance Auto Parts, Inc.	10,085	422,763
Aeropostale, Inc.*	10,832	312,287
American Eagle Outfitters, Inc.	22,673	419,904
AnnTaylor Stores Corp.*	6,419	132,873
Barnes & Noble, Inc.	4,464	96,512
CarMax, Inc.*	24,430	613,682
Chico's FAS, Inc.	19,440	280,325
Coldwater Creek, Inc.*	6,781	47,060
Collective Brands, Inc.*	7,005	159,294
Dick's Sporting Goods, Inc.*	9,844	257,027
Foot Locker, Inc.	17,088	257,003
Guess?, Inc.	6,343	297,994
J Crew Group, Inc.*	6,081	279,118
PetSmart, Inc.	13,507	431,684
Rent-A-Center, Inc.*	7,219	170,729
Williams-Sonoma, Inc.	11,556	303,807
		4,679,735

Textiles, Apparel & Luxury Goods - 1.1%
Fossil, Inc.*	5,247	198,022
Hanesbrands, Inc.*	10,355	288,076
Phillips-Van Heusen Corp.	5,645	323,797
Timberland Co.*	4,876	104,054
Under Armour, Inc.*	4,098	120,522
Warnaco Group, Inc.*	4,962	236,737
		1,271,208

Thrifts & Mortgage Finance - 1.5%
Astoria Financial Corp.	9,307	134,951
First Niagara Financial Group, Inc.	20,727	294,738
New York Community Bancorp, Inc.	47,355	783,252
NewAlliance Bancshares, Inc.	11,682	147,427
Washington Federal, Inc.	12,364	251,236
		1,611,604

Tobacco - 0.1%
Universal Corp.	2,713	142,948

Trading Companies & Distributors - 0.4%
GATX Corp.	5,023	143,909
MSC Industrial Direct Co.	4,790	242,949
United Rentals, Inc.*	6,865	64,393
		451,251

Water Utilities - 0.2%
Aqua America, Inc.	14,856	261,020

Wireless Telecommunication Services - 0.4%
Syniverse Holdings, Inc.*	7,516	146,337
Telephone & Data Systems, Inc.	10,070	340,869
		487,206

Total Equity Securities (Cost $99,545,589)		106,868,293

EXCHANGE TRADED FUNDS - 1.1%
SPDR MidCap 400 Trust	8,650	1,238,334

Total Exchange Traded Funds (Cost $1,208,714)		1,238,334

TIME DEPOSIT - 2.7%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$3,010,965	3,010,965

Total Time Deposit (Cost $3,010,965)		3,010,965

U.S. TREASURY - 0.4%
United States Treasury Bills, 7/8/10 ^	400,000	399,863

Total U.S. Treasury (Cost $399,863)		399,863

TOTAL INVESTMENTS (Cost $104,165,131) - 100.1%		111,517,455
Other assets and liabilities, net - (0.1%)		(122,529)
NET ASSETS - 100%		$111,394,926
		============
FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
E-Mini S&P 400 Index^	43	6/10	$3,388,830	$39,087
Total Purchased				$39,087
				=========

(b) This security was valued by the Board of Directors.
^ Futures collateralized by 400,000 units of U.S. Treasury Bills.
* Non-income producing security.

Abbreviations:
LLC: Limited Liability Corporation

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT S&P 500 INDEX PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 99.2%	SHARES	VALUE
Aerospace & Defense - 2.9%
Boeing Co.	17,193	$1,248,384
General Dynamics Corp.	8,752	675,654
Goodrich Corp.	2,822	199,007
Honeywell International, Inc.	17,507	792,542
ITT Corp.	4,150	222,481
L-3 Communications Holdings, Inc.	2,634	241,353
Lockheed Martin Corp.	7,163	596,105
Northrop Grumman Corp.	6,877	450,925
Precision Castparts Corp.	3,194	404,712
Raytheon Co.	8,564	489,176
Rockwell Collins, Inc.	3,545	221,882
United Technologies Corp.	21,226	1,562,446
		7,104,667

Air Freight & Logistics - 1.0%
C.H. Robinson Worldwide, Inc.	3,774	210,778
Expeditors International of Washington, Inc.	4,800	177,216
FedEx Corp.	7,108	663,887
United Parcel Service, Inc., Class B	22,485	1,448,259
		2,500,140

Airlines - 0.1%
Southwest Airlines Co.	16,832	222,519

Auto Components - 0.2%
Goodyear Tire & Rubber Co.*	5,851	73,957
Johnson Controls, Inc.	15,251	503,130
		577,087

Automobiles - 0.5%
Ford Motor Co.*	76,501	961,618
Harley-Davidson, Inc.	5,318	149,276
		1,110,894

Beverages - 2.5%
Brown-Forman Corp., Class B	2,469	146,782
Coca-Cola Co.	52,354	2,879,470
Coca-Cola Enterprises, Inc.	7,208	199,373
Constellation Brands, Inc.*	4,267	70,150
Dr Pepper Snapple Group, Inc.	5,759	202,544
Molson Coors Brewing Co., Class B	3,576	150,407
PepsiCo, Inc.	37,116	2,455,595
		6,104,321

Biotechnology - 1.5%
Amgen, Inc.*	22,242	1,329,182
Biogen Idec, Inc.*	6,112	350,584
Celgene Corp.*	10,381	643,207
Cephalon, Inc.*	1,787	121,123
Genzyme Corp.*	6,020	312,017
Gilead Sciences, Inc.*	20,344	925,245
		3,681,358

Building Products - 0.1%
Masco Corp.	8,136	126,271

Capital Markets - 2.7%
Ameriprise Financial, Inc.	5,785	262,408
Bank of New York Mellon Corp.	27,474	848,397
Charles Schwab Corp.	21,904	409,386
E*Trade Financial Corp.*	38,249	63,111
Federated Investors, Inc., Class B	1,821	48,038
Franklin Resources, Inc.	3,353	371,848
Goldman Sachs Group, Inc.	11,952	2,039,370
Invesco Ltd.	9,952	218,048
Janus Capital Group, Inc.	3,994	57,074
Legg Mason, Inc.	3,532	101,262
Morgan Stanley	31,754	930,075
Northern Trust Corp.	5,486	303,156
State Street Corp.	11,230	506,922
T. Rowe Price Group, Inc.	5,852	321,450
		6,480,545

Chemicals - 1.9%
Air Products & Chemicals, Inc.	4,808	355,552
Airgas, Inc.	1,788	113,752
CF Industries Holdings, Inc.	1,054	96,104
Dow Chemical Co.	25,922	766,513
Eastman Chemical Co.	1,648	104,945
Ecolab, Inc.	5,403	237,462
EI Du Pont de Nemours & Co.	20,483	762,787
FMC Corp.	1,577	95,472
International Flavors & Fragrances, Inc.	1,904	90,764
Monsanto Co.	12,356	882,465
PPG Industries, Inc.	3,796	248,258
Praxair, Inc.	6,939	575,937
Sigma-Aldrich Corp.	2,751	147,619
		4,477,630

Commercial Banks - 3.1%
BB&T Corp.	15,615	505,770
Comerica, Inc.	3,950	150,258
Fifth Third Bancorp	18,033	245,069
First Horizon National Corp.*	5,441	76,443
Huntington Bancshares, Inc.	16,036	86,113
KeyCorp	20,923	162,153
M&T Bank Corp.	1,980	157,173
Marshall & Ilsley Corp.	12,188	98,113
PNC Financial Services Group, Inc.	11,761	702,132
Regions Financial Corp.	27,946	219,376
SunTrust Banks, Inc.	11,313	303,075
US Bancorp	43,688	1,130,646
Wells Fargo & Co.	117,666	3,661,766
Zions Bancorporation	3,472	75,759
		7,573,846

Commercial Services & Supplies - 0.5%
Avery Dennison Corp.	2,440	88,840
Cintas Corp.	3,180	89,326
Iron Mountain, Inc.	4,358	119,409
Pitney Bowes, Inc.	4,711	115,184
Republic Services, Inc.	7,337	212,920
RR Donnelley & Sons Co.	4,655	99,384
Stericycle, Inc.*	1,825	99,463
Waste Management, Inc.	11,111	382,552
		1,207,078

Communications Equipment - 2.5%
Cisco Systems, Inc.*	130,366	3,393,427
Harris Corp.	2,818	133,827
JDS Uniphase Corp.*	4,337	54,343
Juniper Networks, Inc.*	11,936	366,196
Motorola, Inc.*	52,467	368,318
QUALCOMM, Inc.	38,046	1,597,552
Tellabs, Inc.	9,576	72,490
		5,986,153

Computers & Peripherals - 5.7%
Apple, Inc.*	20,595	4,838,383
Dell, Inc.*	39,167	587,897
EMC Corp.*	46,485	838,589
Hewlett-Packard Co.	53,466	2,841,718
International Business Machines Corp.	29,503	3,783,760
Lexmark International, Inc.*	1,890	68,191
NetApp, Inc.*	7,820	254,619
QLogic Corp.*	2,876	58,383
SanDisk Corp.*	5,179	179,349
Teradata Corp.*	3,857	111,429
Western Digital Corp.*	5,159	201,149
		13,763,467

Construction & Engineering - 0.2%
Fluor Corp.	4,055	188,598
Jacobs Engineering Group, Inc.*	2,830	127,888
Quanta Services, Inc.*	5,097	97,658
		414,144

Construction Materials - 0.1%
Vulcan Materials Co.	2,949	139,311

Consumer Finance - 0.8%
American Express Co.	26,994	1,113,772
Capital One Financial Corp.	10,266	425,115
Discover Financial Services	12,313	183,464
SLM Corp.*	10,759	134,703
		1,857,054

Containers & Packaging - 0.2%
Ball Corp.	2,138	114,127
Bemis Co., Inc.	2,595	74,528
Owens-Illinois, Inc.*	3,824	135,905
Pactiv Corp.*	3,193	80,400
Sealed Air Corp.	3,838	80,905
		485,865

Distributors - 0.1%
Genuine Parts Co.	3,619	152,867

Diversified Consumer Services - 0.2%
Apollo Group, Inc.*	2,923	179,151
DeVry, Inc.	1,491	97,213
H&R Block, Inc.	7,494	133,393
		409,757

Diversified Financial Services - 4.6%
Bank of America Corp.	227,849	4,067,105
Citigroup, Inc.*	444,524	1,800,322
CME Group, Inc.	1,509	477,010
IntercontinentalExchange, Inc.*	1,665	186,780
JPMorgan Chase & Co.	90,236	4,038,061
Leucadia National Corp.*	4,571	113,406
Moody's Corp.	4,381	130,335
NYSE Euronext	5,892	174,462
The NASDAQ OMX Group, Inc.*	3,326	70,245
		11,057,726

Diversified Telecommunication Services - 2.5%
AT&T, Inc.	133,909	3,460,209
CenturyTel, Inc.	6,764	239,851
Frontier Communications Corp.	6,531	48,591
Qwest Communications International, Inc.	33,811	176,493
Verizon Communications, Inc.	64,393	1,997,471
Windstream Corp.	9,657	105,165
		6,027,780

Electric Utilities - 1.8%
Allegheny Energy, Inc.	3,845	88,435
American Electric Power Co., Inc.	10,828	370,101
Duke Energy Corp.	29,809	486,483
Edison International	7,386	252,380
Entergy Corp.	4,266	347,039
Exelon Corp.	14,952	655,047
FirstEnergy Corp.	6,907	269,995
FPL Group, Inc.	9,387	453,674
Northeast Utilities	3,980	110,007
Pepco Holdings, Inc.	5,323	91,289
Pinnacle West Capital Corp.	2,446	92,287
PPL Corp.	8,559	237,170
Progress Energy, Inc.	6,344	249,700
Southern Co.	18,632	617,837
		4,321,444

Electrical Equipment - 0.5%
Emerson Electric Co.	17,055	858,549
First Solar, Inc.*	1,091	133,811
Rockwell Automation, Inc.	3,229	181,986
Roper Industries, Inc.	2,110	122,042
		1,296,388

Electronic Equipment & Instruments - 0.6%
Agilent Technologies, Inc.*	7,864	270,443
Amphenol Corp.	3,889	164,077
Corning, Inc.	35,321	713,837
FLIR Systems, Inc.*	3,636	102,535
Jabil Circuit, Inc.	4,448	72,013
Molex, Inc.	3,006	62,705
		1,385,610

Energy Equipment & Services - 1.8%
Baker Hughes, Inc.	7,024	329,004
BJ Services Co.	6,655	142,417
Cameron International Corp.*	5,581	239,202
Diamond Offshore Drilling, Inc.	1,576	139,965
FMC Technologies, Inc.*	2,741	177,151
Halliburton Co.	20,558	619,413
Helmerich & Payne, Inc.	2,415	91,963
Nabors Industries Ltd.*	6,442	126,456
National Oilwell Varco, Inc.	9,487	384,982
Rowan Co.'s, Inc.*	2,394	69,689
Schlumberger Ltd.	27,252	1,729,412
Smith International, Inc.	5,613	240,349
		4,290,003

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	9,907	591,547
CVS Caremark Corp.	31,582	1,154,638
Kroger Co.	14,725	318,944
Safeway, Inc.	8,970	222,994
SUPERVALU, Inc.	5,120	85,402
Sysco Corp.	13,441	396,509
Walgreen Co.	22,423	831,669
Wal-Mart Stores, Inc.	48,469	2,694,876
Whole Foods Market, Inc.*	3,898	140,913
		6,437,492

Food Products - 1.8%
Archer-Daniels-Midland Co.	14,563	420,871
Campbell Soup Co.	4,130	145,995
ConAgra Foods, Inc.	9,915	248,569
Dean Foods Co.*	4,283	67,200
General Mills, Inc.	7,485	529,863
H.J. Heinz Co.	7,167	326,887
Hershey Co.	3,769	161,351
Hormel Foods Corp.	1,690	70,997
J.M. Smucker Co.	2,710	163,305
Kellogg Co.	5,856	312,886
Kraft Foods, Inc.	39,535	1,195,538
McCormick & Co., Inc.	2,978	114,236
Mead Johnson Nutrition Co.	4,663	242,616
Sara Lee Corp.	15,806	220,178
Tyson Foods, Inc.	7,309	139,967
		4,360,459

Gas Utilities - 0.2%
EQT Corp.	3,268	133,988
Nicor, Inc.	945	39,614
Oneok, Inc.	2,500	114,125
Questar Corp.	3,956	170,899
		458,626

Health Care Equipment & Supplies - 1.9%
Baxter International, Inc.	13,605	791,811
Becton Dickinson & Co.	5,368	422,623
Boston Scientific Corp.*	34,283	247,523
C.R. Bard, Inc.	2,146	185,886
CareFusion Corp.*	3,829	101,187
DENTSPLY International, Inc.	3,594	125,251
Hospira, Inc.*	3,692	209,152
Intuitive Surgical, Inc.*	869	302,525
Medtronic, Inc.	25,164	1,133,135
St. Jude Medical, Inc.*	7,598	311,898
Stryker Corp.	6,421	367,410
Varian Medical Systems, Inc.*	2,823	156,197
Zimmer Holdings, Inc.*	4,806	284,515
		4,639,113

Health Care Providers & Services - 2.2%
Aetna, Inc.	9,853	345,939
AmerisourceBergen Corp.	6,403	185,175
Cardinal Health, Inc.	8,215	295,986
CIGNA Corp.	6,198	226,723
Coventry Health Care, Inc.*	3,228	79,796
DaVita, Inc.*	2,329	147,659
Express Scripts, Inc.*	6,307	641,800
Humana, Inc.*	3,851	180,111
Laboratory Corp. of America Holdings*	2,404	182,007
McKesson Corp.	6,095	400,563
Medco Health Solutions, Inc.*	10,540	680,462
Patterson Co.'s, Inc.	1,980	61,479
Quest Diagnostics, Inc.	3,531	205,822
Tenet Healthcare Corp.*	10,103	57,789
UnitedHealth Group, Inc.*	26,409	862,782
WellPoint, Inc.*	10,083	649,144
		5,203,237

Hotels, Restaurants & Leisure - 1.5%
Carnival Corp.	9,903	385,029
Darden Restaurants, Inc.	3,318	147,784
International Game Technology	6,732	124,205
Marriott International, Inc.	5,770	181,868
McDonald's Corp.	24,522	1,636,108
Starbucks Corp.*	16,874	409,532
Starwood Hotels & Resorts Worldwide, Inc.	4,241	197,800
Wyndham Worldwide Corp.	3,754	96,590
Wynn Resorts Ltd.	1,638	124,210
Yum! Brands, Inc.	10,721	410,936
		3,714,062

Household Durables - 0.4%
D.R. Horton, Inc.	6,671	84,054
Fortune Brands, Inc.	3,411	165,467
Harman International Industries, Inc.*	1,447	67,691
Leggett & Platt, Inc.	3,428	74,182
Lennar Corp.	3,675	63,247
Newell Rubbermaid, Inc.	6,296	95,699
Pulte Homes, Inc.*	7,630	85,840
Stanley Black & Decker, Inc.	3,575	205,241
Whirlpool Corp.	1,689	147,365
		988,786

Household Products - 2.4%
Clorox Co.	3,175	203,645
Colgate-Palmolive Co.	11,238	958,152
Kimberly-Clark Corp.	9,421	592,392
Procter & Gamble Co.	65,970	4,173,922
		5,928,111

Independent Power Producers & Energy Traders - 0.2%
AES Corp.*	15,139	166,529
Constellation Energy Group, Inc.	4,588	161,085
NRG Energy, Inc.*	5,800	121,220
		448,834

Industrial Conglomerates - 2.4%
3M Co.	16,147	1,349,405
General Electric Co.	242,335	4,410,497
Textron, Inc.	6,180	131,201
		5,891,103

Insurance - 3.8%
Aflac, Inc.	10,612	576,125
Allstate Corp.	12,156	392,760
American International Group, Inc.*	3,256	111,160
AON Corp.	6,149	262,624
Assurant, Inc.	2,849	97,949
Berkshire Hathaway, Inc., Class B*	37,500	3,047,625
Chubb Corp.	7,463	386,957
Cincinnati Financial Corp.	3,689	106,612
Genworth Financial, Inc.*	11,609	212,909
Hartford Financial Services Group, Inc.	10,079	286,445
Lincoln National Corp.	7,164	219,935
Loews Corp.	8,237	307,075
Marsh & McLennan Co.'s, Inc.	11,992	292,845
MetLife, Inc.	18,560	804,390
Principal Financial Group, Inc.	7,517	219,572
Progressive Corp.	15,208	290,321
Prudential Financial, Inc.	10,525	636,763
Torchmark Corp.	1,791	95,836
Travelers Co.'s, Inc.	11,664	629,156
Unum Group	7,523	186,345
XL Capital Ltd.	7,756	146,588
		9,309,992

Internet & Catalog Retail - 0.6%
Amazon.com, Inc.*	7,774	1,055,165
Expedia, Inc.	4,780	119,309
priceline.com, Inc.*	1,000	255,000
		1,429,474

Internet Software & Services - 1.9%
Akamai Technologies, Inc.*	3,623	113,798
eBay, Inc.*	25,575	689,246
Google, Inc.*	5,478	3,106,081
Monster Worldwide, Inc.*	3,050	50,661
VeriSign, Inc.*	4,359	113,378
Yahoo!, Inc.*	27,072	447,500
		4,520,664

IT Services - 1.5%
Automatic Data Processing, Inc.	11,455	509,404
Cognizant Technology Solutions Corp.*	6,707	341,923
Computer Sciences Corp.*	3,461	188,590
Fidelity National Information Services, Inc.	7,437	174,323
Fiserv, Inc.*	3,458	175,528
MasterCard, Inc.	2,183	554,482
Paychex, Inc.	7,294	223,926
SAIC, Inc.*	6,982	123,581
Total System Services, Inc.	4,771	74,714
Visa, Inc.	10,214	929,780
Western Union Co.	15,680	265,933
		3,562,184

Leisure Equipment & Products - 0.1%
Eastman Kodak Co.*	6,489	37,571
Hasbro, Inc.	3,012	115,299
Mattel, Inc.	8,229	187,127
		339,997

Life Sciences - Tools & Services - 0.4%
Life Technologies Corp.*	4,084	213,471
Millipore Corp.*	1,342	141,715
PerkinElmer, Inc.	2,449	58,531
Thermo Fisher Scientific, Inc.*	9,284	477,569
Waters Corp.*	2,124	143,455
		1,034,741

Machinery - 1.7%
Caterpillar, Inc.	14,162	890,082
Cummins, Inc.	4,573	283,297
Danaher Corp.	5,993	478,901
Deere & Co.	9,595	570,519
Dover Corp.	4,223	197,425
Eaton Corp.	3,760	284,895
Flowserve Corp.	1,263	139,271
Illinois Tool Works, Inc.	8,755	414,637
PACCAR, Inc.	8,245	357,338
Pall Corp.	2,648	107,218
Parker Hannifin Corp.	3,642	235,783
Snap-on, Inc.	1,212	52,528
		4,011,894

Media - 3.0%
CBS Corp., Class B	15,304	213,338
Comcast Corp.	64,883	1,221,098
DIRECTV*	21,239	718,091
Discovery Communications, Inc.*	6,550	221,324
Gannett Co., Inc.	5,624	92,908
Interpublic Group of Co.'s, Inc.*	11,575	96,304
McGraw-Hill Co.'s, Inc.	7,144	254,684
Meredith Corp.	736	25,326
New York Times Co.*	2,202	24,508
News Corp.	51,233	738,268
Omnicom Group, Inc.	7,055	273,805
Scripps Networks Interactive, Inc.	1,997	88,567
Time Warner Cable, Inc.	7,989	425,894
Time Warner, Inc.	26,124	816,897
Viacom, Inc., Class B*	13,768	473,344
Walt Disney Co.	44,051	1,537,820
Washington Post Co., Class B	146	64,850
		7,287,026

Metals & Mining - 1.1%
AK Steel Holding Corp.	2,644	60,442
Alcoa, Inc.	23,173	329,983
Allegheny Technologies, Inc.	2,224	120,074
Cliffs Natural Resources, Inc.	2,987	211,928
Freeport-McMoRan Copper & Gold, Inc.	9,766	815,852
Newmont Mining Corp.	11,125	566,596
Nucor Corp.	7,144	324,195
Titanium Metals Corp.*	1,566	25,980
United States Steel Corp.	3,249	206,376
		2,661,426

Multiline Retail - 0.9%
Big Lots, Inc.*	1,737	63,261
Family Dollar Stores, Inc.	3,132	114,662
J.C. Penney Co., Inc.	5,349	172,077
Kohl's Corp.*	6,955	380,995
Macy's, Inc.	9,541	207,708
Nordstrom, Inc.	3,874	158,253
Sears Holdings Corp.*	1,102	119,490
Target Corp.	17,041	896,357
		2,112,803

Multi-Utilities - 1.3%
Ameren Corp.	5,394	140,676
Centerpoint Energy, Inc.	9,028	129,642
CMS Energy Corp.	5,489	84,860
Consolidated Edison, Inc.	6,381	284,210
Dominion Resources, Inc.	13,665	561,768
DTE Energy Co.	3,753	167,384
Integrys Energy Group, Inc.	1,595	75,571
NiSource, Inc.	6,644	104,975
PG&E Corp.	8,466	359,128
Public Service Enterprise Group, Inc.	11,464	338,417
SCANA Corp.	2,660	99,989
Sempra Energy	5,612	280,039
TECO Energy, Inc.	5,151	81,849
Wisconsin Energy Corp.	2,650	130,937
Xcel Energy, Inc.	10,352	219,462
		3,058,907

Office Electronics - 0.1%
Xerox Corp.	30,734	299,657

Oil, Gas & Consumable Fuels - 9.0%
Anadarko Petroleum Corp.	11,180	814,239
Apache Corp.	7,632	774,648
Cabot Oil & Gas Corp.	2,349	86,443
Chesapeake Energy Corp.	14,734	348,312
Chevron Corp.	45,608	3,458,455
ConocoPhillips	33,660	1,722,382
Consol Energy, Inc.	4,980	212,447
Denbury Resources, Inc.*	9,521	160,619
Devon Energy Corp.	10,062	648,295
El Paso Corp.	15,898	172,334
EOG Resources, Inc.	5,761	535,427
Exxon Mobil Corp.	107,230	7,182,265
Hess Corp.	6,616	413,831
Marathon Oil Corp.	16,036	507,379
Massey Energy Co.	2,161	112,999
Murphy Oil Corp.	4,330	243,303
Noble Energy, Inc.	3,932	287,036
Occidental Petroleum Corp.	18,404	1,555,874
Peabody Energy Corp.	6,078	277,765
Pioneer Natural Resources Co.	2,758	155,331
Range Resources Corp.	3,593	168,404
Southwestern Energy Co.*	7,847	319,530
Spectra Energy Corp.	14,682	330,785
Sunoco, Inc.	2,531	75,196
Tesoro Corp.	2,957	41,102
Valero Energy Corp.	12,949	255,095
Williams Co.'s, Inc.	13,279	306,745
XTO Energy, Inc.	13,165	621,125
		21,787,366

Paper & Forest Products - 0.2%
International Paper Co.	9,828	241,867
MeadWestvaco Corp.	3,704	94,637
Weyerhaeuser Co.	4,791	216,889
		553,393

Personal Products - 0.2%
Avon Products, Inc.	9,684	327,997
Estee Lauder Co.'s, Inc.	2,808	182,155
		510,152

Pharmaceuticals - 6.0%
Abbott Laboratories, Inc.	35,264	1,857,708
Allergan, Inc.	6,969	455,215
Bristol-Myers Squibb Co.	38,877	1,038,016
Eli Lilly & Co.	22,910	829,800
Forest Laboratories, Inc.*	6,840	214,502
Johnson & Johnson	62,598	4,081,390
King Pharmaceuticals, Inc.*	5,217	61,352
Merck & Co., Inc.	70,756	2,642,737
Mylan, Inc.*	6,933	157,448
Pfizer, Inc.	183,409	3,145,464
Watson Pharmaceuticals, Inc.*	2,307	96,363
		14,579,995

Professional Services - 0.1%
Dun & Bradstreet Corp.	1,112	82,755
Equifax, Inc.	3,055	109,369
Robert Half International, Inc.	3,396	103,340
		295,464

Real Estate Investment Trusts - 1.2%
Apartment Investment & Management Co.	2,364	43,521
AvalonBay Communities, Inc.	1,849	159,661
Boston Properties, Inc.	3,145	237,259
Equity Residential	6,264	245,236
HCP, Inc.	6,769	223,377
Health Care REIT, Inc.	2,883	130,398
Host Hotels & Resorts, Inc.	14,853	217,596
Kimco Realty Corp.	9,111	142,496
Plum Creek Timber Co., Inc.	3,525	137,158
ProLogis	10,725	141,570
Public Storage	3,084	283,697
Simon Property Group, Inc.	6,586	552,565
Ventas, Inc.	3,549	168,507
Vornado Realty Trust	3,502	265,101
		2,948,142

Real Estate Management & Development - 0.0%
CB Richard Ellis Group, Inc.*	6,441	102,090

Road & Rail - 0.7%
CSX Corp.	8,909	453,468
Norfolk Southern Corp.	8,349	466,626
Ryder System, Inc.	1,353	52,442
Union Pacific Corp.	11,440	838,552
		1,811,088

Semiconductors & Semiconductor Equipment - 2.5%
Advanced Micro Devices, Inc.*	12,778	118,452
Altera Corp.	6,714	163,217
Analog Devices, Inc.	6,623	190,875
Applied Materials, Inc.	30,222	407,393
Broadcom Corp.	9,869	327,453
Intel Corp.	125,371	2,790,758
KLA-Tencor Corp.	3,892	120,341
Linear Technology Corp.	5,058	143,040
LSI Corp.*	15,700	96,084
MEMC Electronic Materials, Inc.*	5,408	82,905
Microchip Technology, Inc.	4,163	117,230
Micron Technology, Inc.*	19,279	200,309
National Semiconductor Corp.	5,646	81,585
Novellus Systems, Inc.*	2,037	50,925
NVIDIA Corp.*	12,639	219,666
Teradyne, Inc.*	3,535	39,486
Texas Instruments, Inc.	28,475	696,783
Xilinx, Inc.	6,288	160,344
		6,006,846

Software - 4.0%
Adobe Systems, Inc.*	11,900	420,903
Autodesk, Inc.*	5,236	154,043
BMC Software, Inc.*	4,133	157,054
CA, Inc.	9,072	212,920
Citrix Systems, Inc.*	4,197	199,232
Compuware Corp.*	4,553	38,245
Electronic Arts, Inc.*	7,393	137,953
Intuit, Inc.*	7,173	246,321
McAfee, Inc.*	3,760	150,889
Microsoft Corp.	173,301	5,072,520
Novell, Inc.*	7,081	42,415
Oracle Corp.	88,871	2,283,096
Red Hat, Inc.*	4,234	123,929
Salesforce.com, Inc.*	2,570	191,337
Symantec Corp.*	18,275	309,213
		9,740,070

Specialty Retail - 2.1%
Abercrombie & Fitch Co.	1,859	84,845
AutoNation, Inc.*	2,276	41,150
AutoZone, Inc.*	638	110,431
Bed Bath & Beyond, Inc.*	6,010	262,998
Best Buy Co., Inc.	7,743	329,387
GameStop Corp.*	3,983	87,267
Gap, Inc.	10,818	250,004
Home Depot, Inc.	38,733	1,253,012
Limited Brands, Inc.	5,988	147,425
Lowe's Co.'s, Inc.	33,380	809,131
Office Depot, Inc.*	6,647	53,043
O'Reilly Automotive, Inc.*	3,283	136,934
RadioShack Corp.	3,028	68,524
Ross Stores, Inc.	2,853	152,550
Sherwin-Williams Co.	2,138	144,700
Staples, Inc.	16,581	387,830
Tiffany & Co.	2,822	134,017
TJX Co.'s, Inc.	9,538	405,556
Urban Outfitters, Inc.*	2,950	112,188
		4,970,992

Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	7,240	286,125
Nike, Inc., Class B	8,865	651,577
Polo Ralph Lauren Corp.	1,368	116,335
VF Corp.	2,029	162,624
		1,216,661

Thrifts & Mortgage Finance - 0.1%
Hudson City Bancorp, Inc.	10,751	152,234
People's United Financial, Inc.	8,515	133,175
		285,409

Tobacco - 1.5%
Altria Group, Inc.	47,080	966,082
Lorillard, Inc.	3,562	268,005
Philip Morris International, Inc.	42,721	2,228,327
Reynolds American, Inc.	3,831	206,797
		3,669,211

Trading Companies & Distributors - 0.1%
Fastenal Co.	3,127	150,065
W.W. Grainger, Inc.	1,442	155,909
		305,974

Wireless Telecommunication Services - 0.3%
American Tower Corp.*	9,032	384,853
MetroPCS Communications, Inc.*	6,387	45,220
Sprint Nextel Corp.*	67,425	256,215
		686,288

Total Equity Securities (Cost $220,436,411)		239,921,654

EXCHANGE TRADED FUNDS - 0.1%
SPDR Trust Series 1	2,000	233,980

Total Exchange Traded Funds (Cost $223,500)		233,980

U.S. TREASURY - 0.3%	PRINCIPAL AMOUNT
United States Treasury Bills, 7/8/10 ^	$800,000	799,726

Total U.S. Treasury (Cost $799,726)		799,726

TIME DEPOSIT - 0.4%
State Street Corp. Time Deposit, 0.01%, 4/1/10	904,803	904,803

Total Time Deposit (Cost $904,803)		904,803

TOTAL INVESTMENTS (Cost $222,364,440) - 100.0%		241,860,163
Other assets and liabilities, net - 0.0%		53,156
NET ASSETS - 100%		$241,913,319
		===========

FUTURES	# OF CONTRACTS	EXPIRATION DATE	UNDERLYING FACE AMOUNT AT VALUE	UNREALIZED APPRECIATION (DEPRECIATION)
Purchased:
S&P 500 Index^	4	6/10	$1,165,200	$19,468
E-Mini S&P 500 Index^	13	6/10	757,380	2,652
Total Purchased				$22,120
				===========

^ Futures collateralized by 800,000 units of U.S. Treasury Bills.
* Non-income producing security.

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT INFLATION PROTECTED PLUS PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
U.S. TREASURY(I) - 52.6%	PRINCIPAL AMOUNT	VALUE
United States Treasury Bonds:
2.375%, 1/15/25	$2,103,457	$2,201,728
2.00%, 1/15/26	2,270,590	2,259,237
2.375%, 1/15/27	1,396,681	1,455,385
1.75%, 1/15/28	3,071,604	2,908,425
3.625%, 4/15/28	1,667,777	2,033,125
2.50%, 1/15/29	1,745,830	1,845,396
3.875%, 4/15/29	1,733,117	2,199,705
3.375%, 4/15/32	1,672,277	2,027,897
2.125%, 2/15/40	1,002,420	993,649
United States Treasury Notes:
2.125%, 1/15/19	504,586	531,550
1.875%, 7/15/19	608,838	627,198
1.375%, 1/15/20	1,202,316	1,178,645

Total U.S. Treasury (Cost $20,245,996)		20,261,940

CORPORATE BONDS - 43.6%
Bank of America Corp.:
0.549%, 4/30/12 ®	1,000,000	1,006,324
7.375%, 5/15/14	100,000	112,364
Baxter International, Inc., 4.00%, 3/1/14	100,000	104,568
BlackRock, Inc., 3.50%, 12/10/14	100,000	101,127
Bottling Group LLC, 6.95%, 3/15/14	100,000	115,487
BP Capital Markets plc, 3.625%, 5/8/14	100,000	103,683
CA, Inc., 5.375%, 12/1/19	100,000	101,038
Citibank NA, 0.25%, 11/15/12 ®	1,000,000	999,689
Citigroup Funding, Inc., 0.169%, 5/5/11 ®	500,000	499,819
Corrections Corporation of America, 6.75%, 1/31/14	250,000	254,687
Eastman Chemical Co., 5.50%, 11/15/19	200,000	204,701
Eli Lilly & Co., 4.20%, 3/6/14	100,000	106,018
Enbridge Energy Partners LP, 5.20%, 3/15/20	100,000	100,105
General Electric Capital Corp.:
0.456%, 3/12/12 ®	500,000	502,410
0.199%, 5/8/12 ®	500,000	499,346
0.502%, 12/7/12 ®	400,000	402,998
General Mills, Inc., 5.65%, 2/15/19	100,000	107,072
GMAC LLC, 0.266%, 12/19/12 ®	1,000,000	999,401
Goldman Sachs Group, Inc.:
0.50%, 11/9/11 ®	1,000,000	1,004,615
5.375%, 3/15/20	200,000	198,163
Harley-Davidson Funding Corp., 5.75%, 12/15/14 (e)	700,000	698,194
Hewlett-Packard Co., 4.75%, 6/2/14	100,000	107,904
Hospira, Inc., 6.40%, 5/15/15	100,000	111,697
JPMorgan Chase & Co., 0.651%, 6/22/12 ®	1,000,000	1,008,454
Kroger Co., 3.90%, 10/1/15	250,000	252,159
L-3 Communications Corp.:
5.875%, 1/15/15	500,000	508,125
5.20%, 10/15/19 (e)	200,000	199,750
MDC Holdings, Inc., 5.625%, 2/1/20	700,000	671,350
Morgan Stanley, 0.621%, 6/20/12 ®	1,500,000	1,511,646
Novartis Capital Corp., 4.125%, 2/10/14	100,000	105,551
Potash Corp. of Saskatchewan, Inc., 5.25%, 5/15/14	100,000	108,149
Pride International, Inc., 7.375%, 7/15/14	500,000	516,250
Procter & Gamble Co., 3.50%, 2/15/15	100,000	102,587
Qwest Corp., 3.507%, 6/15/13 ®	500,000	503,125
Shell International Finance BV, 4.00%, 3/21/14	100,000	105,193
Southern California Gas Co., 5.50%, 3/15/14	250,000	273,771
State Street Bank and Trust Co., 0.457%, 9/15/11 ®	900,000	902,900
SunTrust Bank, 0.907%, 12/16/10 ®	500,000	502,510
Time Warner Cable, Inc., 5.00%, 2/1/20	200,000	196,385
Unilever Capital Corp., 4.80%, 2/15/19	100,000	103,012
Valero Energy Corp., 6.125%, 2/1/20	600,000	597,315
Williams Partners LP, 3.80%, 2/15/15 (e)	200,000	199,659

Total Corporate Bonds (Cost $16,712,673)		16,809,301

U.S. GOVERNMENT AGENCIES AND INSTRUMENTALITIES - 2.3%
Freddie Mac, 3.75%, 3/27/19	900,000	877,482

Total U.S. Government Agencies And Instrumentalities (Cost $880,343)		877,482

TIME DEPOSIT - 0.2%
State Street Corp. Time Deposit, 0.01%, 4/1/10	69,488	69,488

Total Time Deposit (Cost $69,488)		69,488

TOTAL INVESTMENTS (Cost $37,908,500) - 98.7%		38,018,211
Other assets and liabilities, net - 1.3%		499,689
NET ASSETS - 100%		$38,517,900
		===========

(e) Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

(i) Inflation protected security.
(r) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
* Non-income producing security.
Abbreviations: LLC: Limited Liability Corporation LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT NATURAL RESOURCES PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
INVESTMENT COMPANIES - 97.9%	SHARES	VALUE
Claymore/Beacon Global Timber Index ETF	34,700	$646,461
iPath Dow Jones-UBS Commodity Index Total Return ETN*	79,400	3,160,120
iShares Dow Jones US Utilities Sector Index ETF	4,800	347,136
iShares S&P Global Materials Sector Index ETF	30,300	1,926,777
iShares S&P North American Natural Resources Sector Index ETF	113,500	3,908,940
PowerShares DB Commodity Index Tracking Fund*	135,500	3,186,960
PowerShares Water Resources Portfolio ETF	38,000	662,340
Vanguard Materials ETF	46,600	3,298,348

Total Investment Companies (Cost $15,783,782)		17,137,082

TIME DEPOSIT - 3.5%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$607,609	607,609

Total Time Deposit (Cost $607,609)		607,609

TOTAL INVESTMENTS (Cost $16,391,391) - 101.4%		17,744,691
Other assets and liabilities, net - (1.4%)		(241,462)
NET ASSETS - 100%		$17,503,229
		===========

* Non-income producing security.

Abbreviations: ETF: Exchange-traded fund ETN: Exchange-traded note

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EXCHANGE TRADED FUNDS - 96.7%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	24,700	$2,573,740
iShares Barclays Intermediate Credit Bond Fund	5,164	537,159
iShares Barclays MBS Bond Fund	7,600	813,580
iShares Barclays TIPS Bond Fund	2,600	270,166
iShares iBoxx $ High Yield Corporate Bond Fund	6,100	539,057
iShares MSCI EAFE Index Fund	3,300	184,800
iShares Russell 2000 Index Fund	2,608	176,849
iShares S&P 500 Growth Index Fund	17,100	1,024,632
iShares S&P 500 Index Fund	5,600	657,104
iShares S&P 500 Value Index Fund	18,100	1,021,926
SPDR S&P MidCap 400 Trust	2,959	423,610
Vanguard Emerging Markets Fund	7,000	295,260

Total Exchange Traded Funds (Cost $8,156,434)		8,517,883

TIME DEPOSIT - 4.3%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$373,854	373,854

Total Time Deposit (Cost $373,854)		373,854

TOTAL INVESTMENTS (Cost $8,530,288) - 101.0%		8,891,737
Other assets and liabilities, net - (1.0%)		(86,855)
NET ASSETS - 100%		$8,804,882
		===========

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EXCHANGE TRADED FUNDS - 99.3%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	9,000	$937,800
iShares Barclays Intermediate Credit Bond Fund	1,921	199,822
iShares Barclays MBS Bond Fund	2,883	308,625
iShares Barclays TIPS Bond Fund	942	97,883
iShares iBoxx $ High Yield Corporate Bond Fund	2,391	211,293
iShares MSCI EAFE Index Fund	7,539	422,184
iShares Russell 2000 Index Fund	6,300	427,203
iShares S&P 500 Growth Index Fund	40,100	2,402,792
iShares S&P 500 Index Fund	13,270	1,557,102
iShares S&P 500 Value Index Fund	42,600	2,405,196
SPDR S&P MidCap 400 Trust	6,900	987,804
Vanguard Emerging Markets Fund	16,825	709,679

Total Exchange Traded Funds (Cost $9,957,266)		10,667,383

TIME DEPOSIT - 1.4%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$153,828	153,828

Total Time Deposit (Cost $153,828)		153,828

TOTAL INVESTMENTS (Cost $10,111,094) - 100.7%		10,821,211
Other assets and liabilities, net - (0.7%)		(73,749)
NET ASSETS - 100%		$10,747,462
		===========

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT LIFESTYLE ETF MARKET STRATEGY TARGET PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EXCHANGE TRADED FUNDS - 97.9%	SHARES	VALUE
iShares Barclays Aggregate Bond Fund	43,400	$4,522,280
iShares Barclays Intermediate Credit Bond Fund	9,219	958,961
iShares Barclays MBS Bond Fund	13,346	1,428,689
iShares Barclays TIPS Bond Fund	4,599	477,882
iShares iBoxx $ High Yield Corporate Bond Fund	10,800	954,396
iShares MSCI EAFE Index Fund	12,800	716,800
iShares Russell 2000 Index Fund	10,500	712,005
iShares S&P 500 Growth Index Fund	67,700	4,056,584
iShares S&P 500 Index Fund	22,400	2,628,416
iShares S&P 500 Value Index Fund	71,800	4,053,828
SPDR S&P MidCap 400 Trust	11,600	1,660,656
Vanguard Emerging Markets Fund	28,400	1,197,912

Total Exchange Traded Funds (Cost $21,446,257)		23,368,409

TIME DEPOSIT - 2.1%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$489,466	489,466

Total Time Deposit (Cost $489,466)		489,466

TOTAL INVESTMENTS (Cost $21,935,723) - 100.0%		23,857,875
Other assets and liabilities, net - 0.0%		3,417
NET ASSETS - 100%		$23,861,292
		===========

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

SUMMIT ZENITH PORTFOLIO SCHEDULE OF INVESTMENTS MARCH 31, 2010
EQUITY SECURITIES - 97.2%	SHARES	VALUE
Beverages - 1.8%
Coca-Cola Co.	61,600	$3,388,000

Capital Markets - 6.6%
AllianceBernstein Holding LP*	96,000	2,943,360
Bank of New York Mellon Corp.	133,158	4,111,919
Goldman Sachs Group, Inc.	10,400	1,774,552
Legg Mason, Inc.	70,000	2,006,900
Morgan Stanley	57,100	1,672,459
		12,509,190

Chemicals - 1.1%
Dow Chemical Co.	70,400	2,081,728

Commercial Banks - 3.2%
US Bancorp	67,700	1,752,076
Wells Fargo & Co.	134,400	4,182,528
		5,934,604

Communications Equipment - 4.2%
Cisco Systems, Inc.*	144,000	3,748,320
Motorola, Inc.*	236,700	1,661,634
Nokia Oyj (ADR)	159,600	2,480,184
		7,890,138

Computers & Peripherals - 1.5%
International Business Machines Corp.	21,400	2,744,550

Consumer Finance - 1.4%
Discover Financial Services	178,100	2,653,690

Diversified Financial Services - 5.9%
Bank of America Corp.	216,684	3,867,809
CME Group, Inc.	8,300	2,623,713
JPMorgan Chase & Co.	102,204	4,573,629
		11,065,151

Diversified Telecommunication Services - 5.4%
AT&T, Inc.	160,500	4,147,320
Frontier Communications Corp.	291,600	2,169,504
Verizon Communications, Inc.	125,300	3,886,806
		10,203,630

Electric Utilities - 4.4%
Duke Energy Corp.	214,144	3,494,830
Exelon Corp.	32,200	1,410,682
Southern Co.	102,700	3,405,532
		8,311,044

Electrical Equipment - 1.7%
Emerson Electric Co.	63,000	3,171,420

Electronic Equipment & Instruments - 1.5%
Tyco Electronics Ltd.	103,325	2,839,371

Food & Staples Retailing - 5.2%
CVS Caremark Corp.	95,400	3,487,824
Kroger Co.	65,200	1,412,232
Walgreen Co.	34,800	1,290,732
Wal-Mart Stores, Inc.	63,900	3,552,840
		9,743,628

Food Products - 3.5%
Kraft Foods, Inc.	112,172	3,392,081
Unilever NV, NY Shares	107,500	3,242,200
		6,634,281

Health Care Equipment & Supplies - 1.5%
Covidien plc	57,425	2,887,329

Health Care Providers & Services - 1.8%
WellPoint, Inc.*	53,400	3,437,892

Household Durables - 1.2%
Sony Corp. (ADR)	57,600	2,207,232

Industrial Conglomerates - 5.8%
3M Co.	40,600	3,392,942
General Electric Co.	228,200	4,153,240
Tyco International Ltd.	86,425	3,305,756
		10,851,938

Insurance - 6.7%
Allstate Corp.	47,300	1,528,263
Berkshire Hathaway, Inc., Class B*	40,950	3,328,007
Hartford Financial Services Group, Inc.	66,800	1,898,456
MetLife, Inc.	61,300	2,656,742
Travelers Co.'s, Inc.	59,200	3,193,248
		12,604,716

Media - 7.0%
CBS Corp., Class B	174,074	2,426,592
Comcast Corp.	197,600	3,718,832
Gannett Co., Inc.	86,200	1,424,024
News Corp., Class B	176,300	2,998,863
Time Warner, Inc.	85,166	2,663,141
		13,231,452

Metals & Mining - 1.7%
Newmont Mining Corp.	62,800	3,198,404

Oil, Gas & Consumable Fuels - 15.9%
Anadarko Petroleum Corp.	23,900	1,740,637
BP plc (ADR)	66,000	3,766,620
ConocoPhillips	82,542	4,223,674
Devon Energy Corp.	72,700	4,684,061
Exxon Mobil Corp.	67,000	4,487,660
Marathon Oil Corp.	124,500	3,939,180
Royal Dutch Shell plc (ADR)	69,300	4,009,698
Spectra Energy Corp.	138,672	3,124,280
		29,975,810

Pharmaceuticals - 5.3%
GlaxoSmithKline plc (ADR)	70,900	2,731,068
Johnson & Johnson	52,900	3,449,080
Pfizer, Inc.	218,200	3,742,130
		9,922,278

Real Estate Investment Trusts - 1.4%
Equity Residential	65,900	2,579,985

Software - 1.5%
Microsoft Corp.	93,200	2,727,964

Total Equity Securities (Cost $200,167,085)		182,795,425

TIME DEPOSIT - 2.7%	PRINCIPAL AMOUNT
State Street Corp. Time Deposit, 0.01%, 4/1/10	$5,082,726	5,082,726

Total Time Deposit (Cost $5,082,726)		5,082,726

TOTAL INVESTMENTS (Cost $205,249,811) - 99.9%		187,878,151
Other assets and liabilities, net - 0.1%		234,390
NET ASSETS - 100%		$188,112,541
		===========
* Non-income producing security.
Abbreviations: ADR: American Depositary Receipt LP: Limited Partnership

This Schedule of Investments is unaudited and is intended to provide information about the Fund's portfolio holdings as of the date of the schedule. Other information regarding the Fund is available in the Fund's most recent annual or semi-annual shareholder report.

NOTE A -- SIGNIFICANT ACCOUNTING POLICIES

General: Summit Mutual Funds, Inc. (the "Fund") is registered under the Investment Company Act of 1940 as an open-end management investment company. The Fund is comprised of sixteen separate portfolios, thirteen of which are reported herein. The operations of each series of the Fund are accounted for separately. The Fund offers its shares, without sales charge, only for purchase by affiliated and unaffiliated insurance companies for allocation to certain of their variable separate accounts. The EAFE International Index, Russell 2000 Small Cap Index, and S&P Midcap 400 Index Portfolios offer Class I and Class F shares. Class F shares are subject to Distribution Plan expenses. Each class has different: (a) dividend rates, due to differences in Distribution Plan expenses and other class-specific expenses, (b) exchange privileges; and (c) class-specific voting rights.

Security Valuation: Net asset value per share is determined every business day as of the close of the regular session of the New York Stock Exchange (generally 4:00 p.m. Eastern time). The Fund uses independent pricing services approved by the Board of Directors to value its investments wherever possible. Securities for which market quotations are available are valued at last sale price or official closing price on the primary market or exchange in which they trade. Municipal securities are valued utilizing a matrix system (which considers such factors as security prices, yields, maturities and ratings) furnished by dealers through an independent pricing service. Foreign securities are valued based on quotations from the principal market in which such securities are normally traded. If events occur after the close of the principal market in which foreign securities are traded, and before the close of business of the fund, that are expected to materially affect the value of those securities, then they are valued at their fair value taking these events into account. Short-term notes are stated at amortized cost, which approximates fair value. Investments for which market quotations are not available or deemed inappropriate are fair valued in good faith under the direction of the Board of Directors.

The EAFE International Index Portfolio has retained a third party fair value pricing service to quantitatively analyze the price movement of its holdings on foreign exchanges and to automatically fair value if the variation from the prior day's closing price exceeds specified parameters

In determining fair value, the Board considers all relevant qualitative and quantitative information available. These factors are subject to change over time and are reviewed periodically. The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

The following amounts were fair valued in good faith under the direction of the Board of Directors as of March 31, 2010:

	Market Value	% of Net Assets
S&P MidCap 400 Index	$10	0.0%
Russell 2000 Small Cap Index	17	0.0%
EAFE International Index	-	0.0%

The Fund utilizes various methods to measure the fair value of its investments. Generally Accepted Accounting Principles (GAAP) establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

Level 1 -- quoted prices in active markets for identical securities

Level 2 -- other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 -- significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Changes in valuation techniques may result in transfers in or out of an investment's assigned level within the hierarchy during the period. For additional information on the Fund's policy regarding valuation of investments, please refer to the Fund's most recent prospectus.

The following is a summary of the inputs used to value the Fund's net assets as of March 31, 2010:
Zenith	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$182,795,425	-	-	$182,795,425
Other debt obligations	-	$5,082,726	-	5,082,726
TOTAL	$182,795,425	$5,082,726	-	$187,878,151
	=============================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.
ETF Target	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$23,368,409	-	-	$23,368,409
Other debt obligations	-	$489,466	-	489,466
TOTAL	$23,368,409	$489,466	-	$23,857,875
	=============================================================

ETF Aggressive	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$10,667,383	-	-	$10,667,383
Other debt obligations	-	$153,828	-	153,828
TOTAL	$10,667,383	$153,828	-	$10,821,211
	=============================================================

ETF Conservative	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds	$8,517,883	-	-	$8,517,883
Other debt obligations	-	$373,854	-	373,854
TOTAL	$8,517,883	$373,854	-	$8,891,737
	=============================================================

Natural Resources	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Exchange traded funds & notes	$17,137,082	-	-	$17,137,082
Other debt obligations	-	$607,609	-	607,609
TOTAL	$17,137,082	$607,609	-	$17,744,691
	=============================================================

Inflation Protected Plus	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. government obligations	-	$21,139,422	-	$21,139,422
Corporate debt	-	16,809,301	-	16,809,301
Other debt obligations	-	69,488	-	69,488
TOTAL	-	$38,018,211	-	$38,018,211
	==========================================================

S&P 500 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$239,921,654	-	-	$239,921,654
Exchange traded funds	233,980	-	-	233,980
U.S. government obligations	-	$799,726	-	799,726
Other debt obligations	-	904,803	-	904,803
TOTAL	$240,155,634	$1,704,529	-	$241,860,163
	===============================================================
Other financial instruments**	$22,120	-	-	$22,120
	===============================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/depreciation on the instrument.
S&P Midcap 400 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity Securities*	$106,868,283	-	$10	$106,868,293
U.S. Government Obligations	-	$399,863	-	399,863
Exchange Traded Funds	1,238,334	-	-	,238,334
Other Debt Obligations	-	3,010,965	-	3,010,965
TOTAL	$108,106,617	$3,410,828	$10***	$111,517,455
	================================================================
Other financial instruments**	$39,087	-	-	$39,087
	================================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.
Russell 2000 Small Cap Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$67,972,544	-	$17	$67,972,561
Exchange traded funds	2,068,205	-	-	2,068,205
U.S. government obligations	-	$99,966	-	99,966
Other debt obligations	-	1,265,907	-	1,265,904
TOTAL	$70,040,749	$1,365,870	$17***	$71,406,636
	==================================================================
Other financial instruments**	$8,823	-	-	$8,823
	==================================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

*** Level 3 securities represent 0.0% of net assets.
EAFE International Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$84,781,918	-	-	$84,781,918
Exchange traded funds	3,014,368	-	-	3,014,368
Other debt obligations	-	$227,090	-	227,090
TOTAL	$87,796,286	$227,090	-	$88,023,376
	==================================================================

* For further breakdown of Equity securities by country, please refer to the Schedule of Investments.

A significant transfer occurred between Level 1 and Level 2 at March 21, 2010 because on December 31, 2009, price movements exceeded specified parameters and the third party fair value pricing service quantitatively fair valued the affected securities. As a result, certain securities trading primarily outside the U.S. whose value was adjusted as a result of significant market movements following the close of local trading were categorized as Level 2. Price movements did not exceed specified parameters on March 31, 2010 and those securities were categorized as Level 1.
Nasdaq-100 Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Equity securities*	$25,536,938	-	-	$25,536,938
Exchange traded funds	433,620	-	-	433,620
U.S. government obligations	-	$49,983	-	49,983
Other debt obligations	-	365,049	-	365,049
TOTAL	$25,970,558	$415,032	-	$26,385,590
	===============================================================
Other financial instruments**	$8,437	-	-	$8,437
	===============================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.
Barclays Capital Aggregate Bond Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Asset-backed securities	-	$56,478	-	$56,478
Commercial mortgage-backed securities	-	1,592,722	-	1,592,722
Corporate bonds	-	8,380,361	-	8,380,361
Sovereign government bonds	-	113,677	-	113,677
U.S. government obligations	-	26,613,954	-	26,613,954
TOTAL	-	$36,757,192	-	$36,757,192
	==============================================================

Balanced Index	Valuation Inputs
Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial mortgage-backed securities	-	$297,324	-	$297,324
Corporate bonds	-	1,022,770	-	1,022,770
Equity securities*	$9,273,773	-	-	9,273,773
Exchange traded funds	614,780	-	-	614,780
Other debt obligations	-	204,768	-	204,768
U.S. government obligations	-	4,307,166	-	4,307,166
TOTAL	$9,888,553	$5,832,028	-	$15,720,581
	=============================================================
Other financial instruments **	$2,816	-	-	$2,816
	=============================================================

* For further breakdown of Equity securities by industry type, please refer to the Schedule of Investments.

** Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, which are valued at the unrealized appreciation/ depreciation on the instrument.

Futures Contracts: The Portfolios may purchase and sell futures contracts, but only when, in the judgment of the Advisor, such a position acts as a hedge. The Portfolios may not enter into futures contracts for the purpose of speculation or leverage. These futures contracts may include, but are not limited to, market index futures contracts and futures contracts based on U.S. Government obligations. The Portfolios are subject to market risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Portfolios may use futures contracts to hedge against changes in the value of securities, interest rates or foreign currencies. The Portfolios may enter into futures contracts agreeing to buy or sell a financial instrument for a set price at a future date. Initial margin deposits of either cash or securities as required by the broker are made upon entering into the contract. While the contract is open, daily variation margin payments are made to or received from the broker reflecting the daily change in market value of the contract and are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio. When a futures contract is closed, a realized gain or loss is recorded equal to the difference between the opening and closing value of the contract. The risks associated with entering into futures contracts may include the possible illiquidity of the secondary market which would limit the Portfolio's ability to close out a futures contract prior to the settlement date, an imperfect correlation between the value of the contracts and the underlying financial instruments, or that the counterparty will fail to perform its obligations under the contracts' terms. Futures contracts are designed by boards of trade which are designated "contracts markets" by the Commodities Futures Trading Commission. Futures contracts trade on the contracts markets in a manner that is similar to the way a stock trades on a stock exchange and the boards of trade, through their clearing corporations, guarantee the futures contracts against default. As a result, there is minimal counterparty credit risk to the Portfolio.

Security Transactions and Investment Income: Security transactions are accounted for on trade date. Realized gains and losses are recorded on an identified cost basis and may include proceeds from litigation. Dividend income is recorded on the ex-dividend date or, in the case of dividends on certain foreign securities, as soon as the Portfolio is informed of the ex-dividend date. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. Interest income, which includes amortization of premium and accretion of discount on debt securities, is accrued as earned. Withholding taxes on foreign dividends have been provided for in accordance with the Portfolios' understanding of the applicable country's tax rules and rates.

Distributions to Shareholders: Distributions to shareholders are recorded by the Portfolio on ex-dividend date. Dividends from net investment income and distributions from net realized capital gains, if any, are paid at least annually. Distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles; accordingly, periodic reclassifications are made within the Portfolio's capital accounts to reflect income and gains available for distribution under income tax regulations.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Expense Offset Arrangements: The Portfolios have an arrangement with their custodian bank whereby the custodian's fees may be paid indirectly by credits earned on the Portfolios' cash on deposit with the bank. These credits are used to reduce the Portfolios' expenses. Such a deposit arrangement may be an alternative to overnight investments.

Federal Income Taxes: No provision for federal income or excise tax is required since the Portfolios intends to continue to qualify as regulated investment company under the Internal Revenue Code and to distribute substantially all of its taxable earnings.

Management has analyzed the Fund's tax positions taken for all open federal income tax years and has concluded that no provision for federal income tax is required in the Fund's financial statements. A Fund's federal tax return is subject to examination by the Internal Revenue Service for a period of three years.

New Accounting Pronouncements: In January 2010, the Financial Accounting Standards Board ("FASB") issued Accounting Standards Update ("ASU") No. 2010-06 "Improving Disclosures about Fair Value Measurements".  ASU 2010-06 requires reporting entities to make new disclosures about amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3, and information on purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures.  The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2009 except for the disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures, which are effective for fiscal years beginning after December 15, 2010.  Effective, January 1, 2010, management has implemented the ASU 2010-06 requirement to disclose the amount and reasons for significant transfers in and out of Level 1 and Level 2 fair value measurements and input and valuation techniques used to measure fair value for both recurring and nonrecurring fair value measurements that fall in either Level 2 or Level 3. At this time, management is evaluating the implications of ASU No. 2010-06 disclosures about purchases, sales, issuances, and settlements in the roll forward of activity in Level 3 fair value measures and its impact on the financial statements has not been determined.

NOTE B -- TAX INFORMATION

The following tables present the cost of investments for federal income tax purposes, and the components of net unrealized appreciation (depreciation) at March 31, 2010, and net realized capital loss carryforwards as of December 31, 2009 with expiration dates:
	ZENITH	S&P 500 INDEX	BALANCED INDEX
Federal income tax cost	$205,389,547	$230,187,375	$14,377,714
	=======================================================
Unrealized appreciation	13,041,890	53,900,145	2,522,842
Unrealized (depreciation)	(30,553,286)	(42,227,357)	(1,179,975)
Net appreciation (depreciation)	($17,511,396)	$11,672,788	$1,342,867
	=======================================================

	NASDAQ-100 INDEX	BARCLAYS CAPITAL AGGREGATE BOND INDEX	INFLATION PROTECTED PLUS
Federal income tax cost	$16,927,690	$35,590,072	$37,931,657
	=======================================================
Unrealized appreciation	10,467,919	1,272,098	209,122
Unrealized (depreciation)	(1,010,019)	(104,978)	(122,568)
Net appreciation (depreciation)	$9,457,900	$1,167,120	$86,554
	=======================================================

	LIFESTYLE ETF MARKET STRATEGY TARGET	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE
Federal income tax cost	$22,778,459	$8,554,957	$10,162,197
	=======================================================
Unrealized appreciation	1,079,416	336,853	661,190
Unrealized (depreciation)	(-)	(73)	(2,176)
Net appreciation (depreciation)	$1,079,416	$336,780	$659,014
	=======================================================

	NATURAL RESOURCES	EAFE INTERNATIONAL INDEX	RUSSELL 2000 SMALL CAP INDEX
Federal income tax cost	$19,688,039	$90,431,755	$74,261,501
	=======================================================
Unrealized appreciation	193,731	9,731,822	12,537,140
Unrealized (depreciation)	(2,137,079)	(12,140,201)	(15,392,005)
Net appreciation (depreciation)	($1,943,348)	($2,408,379)	($2,854,865)
	=======================================================

S&P MIDCAP 400 INDEX
Federal income tax cost	$104,592,970
=============
Unrealized appreciation	19,625,339
Unrealized (depreciation)	(12,700,854)
Net appreciation (depreciation)	$6,924,485
=============

CAPITAL LOSS CARRYFORWARDS
EXPIRATION DATE	ZENITH	S&P 500 INDEX	BALANCED INDEX
31-Dec-10	-	$2,110,080	-
31-Dec-11	-	960,576	-
31-Dec-12	-	2,529,937	-
31-Dec-13	-	1,687,669	$337,505
31-Dec-15	$2,277,422	2,330,473	-
31-Dec-16	-	280,386	752
31-Dec-17	29,095,011	2,509,534	-
	$31,372,433	$12,408,655	$338,257
	==============================================

EXPIRATION DATE	NASDAQ-100 INDEX	RUSSELL 2000 SMALL CAP INDEX	INFLATION PROTECTED PLUS
31-Dec-10	$3,618,754	-	-
31-Dec-11	231,064	-	-
31-Dec-12	139,726	-	-
31-Dec-13	1,358,042	-	-
31-Dec-14	708,047		-
31-Dec-15	697,707	-	$765
31-Dec-16	2,318,532	-	109,614
31-Dec-17	-	$3,409,538	83,290
	$9,071,872	$3,409,538	$193,669
	=================================================

EXPIRATION DATE	LIFESTYLE ETF MARKET STRATEGY TARGET	LIFESTYLE ETF MARKET STRATEGY CONSERVATIVE	LIFESTYLE ETF MARKET STRATEGY AGGRESSIVE
31-Dec-16	$826,659	$56,593	$48,485
31-Dec-17	1,480,970	39,392	110,750
	$2,307,629	$95,985	$159,235
	=================================================

EXPIRATION DATE	NATURAL RESOURCES	EAFE INTERNATIONAL INDEX	S&P MIDCAP 400 INDEX
31-Dec-16	$1,893,101	$13,907,367	$11,276,152
	$1,893,101	$13,907,367	$11,276,152
	=================================================

Capital loss carryforwards may be utilized to offset future capital gains until expiration. Zenith Portfolio's and S&P 500 Index Portfolio's use of capital loss carryforwards may be limited under certain tax provisions.

NOTE C -- SUBSEQUENT EVENTS

On April 30, 2010, the Portfolios were renamed as follows:
CURRENT NAME	NEW NAME
Summit Balanced Index Portfolio	Calvert VP Balanced Index Portfolio
Summit Barclays Capital Aggregate Bond Index Portfolio	Calvert VP Barclays Capital Aggregate Bond Index Portfolio
Summit EAFE International Index Portfolio	Calvert VP EAFE International Index Portfolio
Summit Inflation Protected Plus Portfolio	Calvert VP Inflation Protected Plus Portfolio
Summit Lifestyle ETF Market Strategy Aggressive	Calvert VP Lifestyle Aggressive Portfolio
Summit Lifestyle ETF Market Strategy Conservative	Calvert VP Lifestyle Conservative Portfolio
Summit Lifestyle ETF Market Strategy Target	Calvert VP Lifestyle Moderate Portfolio
Summit Nasdaq-100 Index Portfolio	Calvert VP Nasdaq 100 Index Portfolio
Summit Natural Resources Portfolio	Calvert VP Natural Resources Portfolio
Summit Russell 2000 Small Cap Index Portfolio	Calvert VP Russell 2000 Small Cap Index Portfolio
Summit S&P 500 Index Portfolio	Calvert VP S&P 500 Index Portfolio
Summit S&P MidCap 400 Index Portfolio	Calvert VP S&P MidCap 400 Index Portfolio
Summit Zenith Portfolio	Calvert VP SRI Large Cap Value Portfolio

Item 2. Controls and Procedures.

(a) The principal executive and financial officers concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Exchange Act, as of a date within 90 days of the filing date of this report.

(b) There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).

Filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CALVERT VARIABLE PRODUCTS, INC.
By:	/s/ Barbara J. Krumsiek Barbara J. Krumsiek Chairperson -- Principal Executive Officer
Date:	May 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Barbara J. Krumsiek
Barbara J. Krumsiek
Chairperson -- Principal Executive Officer

Date:  May 28, 2010

/s/ Ronald M. Wolfsheimer
Ronald M. Wolfsheimer
Treasurer -- Principal Financial Officer

Date:  May 28, 2010